UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 1 Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: December 31

Date of reporting period: January 1, 2006 - March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5(§§ 239.24 and 274.9 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making rules.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Table of Contents

- All Asset Portfolio

- CommodityRealReturn Strategy Portfolio

- Emerging Markets Bond Portfolio

- Foreign Bond Portfolio (U.S. Dollar-Hedged)

- Global Bond Portfolio (Unhedged)

- High Yield Portfolio

- Long-Term U.S. Government Portfolio

- Low Duration Portfolio

- Money Market Portfolio

- RealEstateRealReturn Strategy Portfolio

- Real Return Portfolio

- Short-Term Portfolio

- StocksPLUS® Growth & Income Portfolio

- StocksPLUS® Total Return Portfolio

- Total Return Portfolio

- Total Return Portfolio II

Schedule of Investments

All Asset Portfolio (a)

March 31, 2006 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (b) 100.2%
CommodityRealReturn Strategy Fund®	963,668	$13,520
Convertible Fund	98,354	1,241
Developing Local Markets Fund	2,509,877	26,253
Emerging Markets Bond Fund	2,933,055	32,674
Floating Income Fund	1,948,993	20,250
Foreign Bond Fund (Unhedged)	826,736	8,185
Fundamental IndexPLUS Fund	128,060	1,324
Fundamental IndexPLUS TR Fund	1,159,389	11,930
GNMA Fund	300,222	3,272
High Yield Fund	2,138,103	20,889
International StocksPLUS® TR Strategy Fund	1,324,903	16,429
Long-Term U.S. Government Fund	3,141,572	32,924
Low Duration Fund	524,407	5,192
Real Return Asset Fund	5,086,728	57,175
Real Return Fund	4,233,526	45,807
RealEstateRealReturn Strategy Fund	880,260	8,090
Short-Term Fund	3,199	32
StocksPLUS® Fund	7,032	73
StocksPlus® Total Return Fund	147,590	1,730
Total Return Fund	2,681,007	27,695
Total Return Mortgage Fund	819,431	8,579

Total PIMCO Funds (Cost $348,587)		343,264

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 0.0%
Repurchase Agreement 0.0%
State Street Bank
4.400% due 04/03/2006	$196	196
(Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $202. Repurchase proceeds are $196.)

Total Short-Term Instruments (Cost $196)		196

Total Investments 100.2% (Cost $348,783)		$343,460
Other Assets and Liabilities (Net) (0.2%)		(766)

Net Assets 100.0%		$342,694

Notes to Schedule of Investments:

(a)	The All Asset Portfolio in investing in shares of affiliated Funds.

(b)	Institutional Class of each PIMCO Fund.

See accompanying notes

Schedule of Investments

CommodityRealReturn Strategy Portfolio

March 31, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
STRUCTURED NOTES 2.7%
JP Morgan: DJAIG Commodity Linked Index Total Return Index
4.680% due 04/30/2007		$1,000	$999
Morgan Stanley: DJAIG Commodity Linked Index Total Return Index
4.120% due 02/03/2007		1,000	949
4.730% due 04/30/2007		2,000	2,002

Total Structured Notes (Cost $4,000)			3,950

CORPORATE BONDS & NOTES 1.9%
Atlantic & Western Re Ltd.
11.240% due 01/09/2009		300	290
Ford Motor Credit Co.
5.795% due 09/28/2007		200	192
General Electric Capital Corp.
4.930% due 12/12/2008		100	100
IXIS Financial Products, Inc.
4.829% due 04/09/2007		2,000	2,000
Rabobank Nederland
4.640% due 01/15/2009		100	100

Total Corporate Bonds & Notes (Cost $2,697)			2,682

U.S. GOVERNMENT AGENCIES 4.5%
Fannie Mae
4.194% due 11/01/2034		352	346
4.500% due 10/25/2022		29	29
4.689% due 02/25/2036		300	293
4.818% due 03/01/2044 - 10/01/2044 (c)		1,311	1,315
5.168% due 05/25/2042		35	35
5.500% due 09/01/2035 - 05/11/2036 (c)		3,528	3,444
5.950% due 02/25/2044		200	199
Freddie Mac
4.000% due 03/15/2023 - 10/15/2023 (c)		191	188
4.559% due 01/01/2034		64	63
4.818% due 02/25/2045		565	567
5.078% due 08/25/2031		9	9

Total U.S. Government Agencies (Cost $6,518)			6,488

U.S. TREASURY OBLIGATIONS 96.0%
Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007		2,758	2,789
3.625% due 01/15/2008		7,254	7,455
3.875% due 01/15/2009		4,360	4,566
4.250% due 01/15/2010		12,515	13,450
0.875% due 04/15/2010		13,945	13,213
3.500% due 01/15/2011		7,419	7,845
3.000% due 07/15/2012		5,635	5,873
1.875% due 07/15/2013		4,434	4,308
2.000% due 01/15/2014		3,118	3,044
2.000% due 07/15/2014		2,002	1,953
1.625% due 01/15/2015		520	491
1.875% due 07/15/2015		26,962	25,938
2.000% due 01/15/2016		4,404	4,273
2.375% due 01/15/2025		10,212	10,266
2.000% due 01/15/2026		11,210	10,626
3.625% due 04/15/2028		10,931	13,440
3.875% due 04/15/2029		6,283	8,066
U.S. Treasury Bond
4.500% due 02/15/2036		500	469
U.S. Treasury Note
4.500% due 11/15/2015		600	582

Total U.S. Treasury Obligations (Cost $139,966)			138,647

MORTGAGE-BACKED SECURITIES 1.2%
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035		490	483
Countrywide Home Loan Mortgage Pass-Through Trust
3.793% due 11/19/2033		43	41
First Horizon Alternative Mortgage Securities
4.762% due 06/25/2034		69	68
GGP Mall Properties Trust
5.007% due 11/15/2011		96	96
Greenpoint Mortgage Funding Trust
5.088% due 11/25/2045		76	76
Harborview Mortgage Loan Trust
5.016% due 03/19/2037		200	200
Lehman XS Trust
4.910% due 04/25/2046		400	400
Mastr Adjustable Rate Mortgages Trust
3.787% due 11/21/2034		100	94
Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034		108	107
5.018% due 01/25/2035		117	118

Total Mortgage-Backed Securities (Cost $1,685)			1,683

ASSET-BACKED SECURITIES 5.4%
AAA Trust
4.918% due 11/26/2035		42	42
ACE Securities Corp.
4.928% due 10/25/2035		233	233
Argent Securities, Inc.
4.938% due 10/25/2035		70	70
4.958% due 02/25/2036		394	394
4.898% due 03/25/2036		192	192
4.892% due 05/25/2036		200	200
Asset-Backed Funding Certificates
4.928% due 08/25/2035		161	161
Bear Stearns Asset-Backed Securities, Inc.
5.028% due 01/25/2029		38	38
5.018% due 09/25/2034		39	39
Chase Credit Card Master Trust
5.129% due 11/17/2008		100	100
Citigroup Mortgage Loan Trust, Inc.
4.928% due 09/25/2035		117	117
4.898% due 12/27/2036		274	274
Countrywide Asset-Backed Certificates
4.918% due 08/25/2035		74	74
5.008% due 08/25/2035		100	100
4.948% due 02/25/2036		98	98
4.821% due 03/25/2036		300	300
4.888% due 04/25/2036		100	100
FBR Securitization Trust
4.938% due 09/25/2035		104	104
4.998% due 09/25/2035		100	100
4.928% due 10/25/2035		661	662
4.938% due 10/25/2035		77	77
First Franklin Mortgage Loan Asset-Backed Certificates
4.908% due 01/25/2036		284	284
First NLC Trust
4.928% due 12/25/2035		150	150
Ford Credit Auto Owner Trust
4.240% due 03/15/2008		91	90
Fremont Home Loan Trust
4.908% due 01/25/2036		424	424
GSAMP Trust
4.928% due 01/25/2036		250	250
Home Equity Asset Trust
4.928% due 02/25/2036		86	86
4.898% due 05/25/2036		96	96
HSI Asset Securitization Corp. Trust
4.898% due 12/25/2035		95	95
Indymac Residential Asset-Backed Trust
4.908% due 03/25/2036		290	291
4.918% due 03/25/2036		93	93
JP Morgan Mortgage Acquisition Corp.
4.888% due 01/25/2026		172	172
Long Beach Mortgage Loan Trust
5.018% due 11/25/2034		79	80
4.898% due 02/25/2036		96	96
Merrill Lynch Mortgage Investors, Inc.
4.898% due 01/25/2037		95	95
Metris Master Trust
5.096% due 11/20/2009		200	200
Morgan Stanley Asset-Backed Capital
4.968% due 11/25/2034		3	3
Nelnet Student Loan Trust
4.713% due 07/25/2016		100	100
New Century Home Equity Loan Trust
4.928% due 09/25/2035		63	63
Nomura Asset Acceptance Corp.
4.958% due 01/25/2036		98	98
Park Place Securities, Inc.
4.988% due 02/25/2035		24	24
Residential Asset Mortgage Products, Inc.
4.898% due 12/25/2007		96	96
Residential Asset Securities Corp.
4.918% due 09/25/2025		32	32
4.918% due 05/25/2027		164	165
Residential Funding Mortgage Securities II, Inc.
4.958% due 05/25/2015		169	169
SACO I, Inc.
4.928% due 10/25/2033		146	147
Securitized Asset Backed Receivables LLC Trust
4.888% due 10/25/2035		86	86
Soundview Home Equity Loan Trust
4.928% due 05/25/2035		110	110
4.768% due 03/25/2036		100	100
Structured Asset Investment Loan Trust
4.908% due 07/25/2035		58	58
Structured Asset Securities Corp.
4.948% due 12/25/2035		331	331
Susquehanna Auto Lease Trust
4.991% due 04/16/2007		100	100
USAA Auto Owner Trust
5.030% due 11/17/2007		100	100
Wachovia Mortgage Loan Trust LLC
4.928% due 10/25/2035		64	65

Total Asset-Backed Securities (Cost $7,819)			7,824

SOVEREIGN ISSUES 0.1%
Brazilian Government International Bond
5.250% due 04/15/2012		76	77

Total Sovereign Issues (Cost $75)			77

	# of Contracts
PURCHASED CALL OPTIONS 0.0%
U.S. Treasury 30-Year Bond June Futures (CBOT)
Strike @ $122.000 Exp. 05/26/2006		39	0
Strike @ $119.000 Exp. 05/26/2006		41	1

Total Purchased Call Options (Cost $1)			1

	Notional Amount (000s)
PURCHASED PUT OPTIONS (g) 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $92.750 Exp. 12/18/2006		$16	0
Strike @ $92.500 Exp. 12/18/2006		53	0
Strike @ $92.000 Exp. 12/18/2006		50	0
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007		83	1
90-Day Eurodollar September Futures (CME)
Strike @ $92.000 Exp. 09/17/2007		1	0
U.S. Treasury 5-Year Notes June Futures (CBOT)
Strike @ $101.000 Exp. 05/26/2006		40	1
30-Year Interest Rate Swap (OTC) Pay 6-Month BP-LIBOR Floating Rate Index
Strike @ 4.250% Exp. 06/12/2006	BP	300	12
Treasury Inflation Protected Securities (OTC)
0.875% due 04/15/2010
Strike @ $84.003 Exp. 05/09/2006		$6,500	0
1.875% due 07/15/2015
Strike @ $76.500 Exp. 04/06/2006		10,000	0
Strike @ $75.000 Exp. 04/18/2006		8,100	0

Total Purchased Put Options (Cost $17)			14

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 88.2%
Commercial Paper 79.3%
ANZ National (Int’l) Ltd.
4.490% due 04/12/2006		3,000	2,997
ASB Bank Ltd.
4.795% due 06/14/2006		3,600	3,564
Bank of Ireland
4.550% due 04/26/2006		1,700	1,695
4.680% due 05/23/2006		2,200	2,186
Barclays U.S. Funding Corp.
4.675% due 05/22/2006		1,400	1,391
4.880% due 06/30/2006		2,900	2,864
BNP Paribas Finance
4.480% due 05/10/2006		500	498
4.660% due 05/22/2006		2,200	2,186
CBA (de) Finance
4.810% due 06/19/2006		500	495
Danske Corp.
4.490% due 04/24/2006		2,600	2,593
4.700% due 06/01/2006		600	595
Dexia Delaware LLC
4.600% due 05/09/2006		2,700	2,687
4.840% due 06/27/2006		1,500	1,482
DnB NORBank ASA
4.440% due 04/21/2006		1,100	1,097
4.710% due 06/01/2006		1,000	992
4.645% due 06/07/2006		1,900	1,883
Fannie Mae
4.316% due 04/03/2006		300	300
4.660% due 06/07/2006		3,600	3,567
4.735% due 06/21/2006		700	692
4.678% due 06/28/2006		1,100	1,087
4.745% due 07/17/2006		9,000	8,868
Federal Home Loan Bank
4.630% due 04/03/2006		3,900	3,900
ForeningsSparbanken AB
4.605% due 05/09/2006		500	498
Fortis Funding LLC
4.490% due 05/11/2006		2,900	2,886
Freddie Mac
4.650% due 04/03/2006		2,700	2,700
4.223% due 04/25/2006		3,100	3,092
4.354% due 05/16/2006		1,400	1,393
4.640% due 06/06/2006		3,700	3,667
4.750% due 06/27/2006		3,800	3,755
General Electric Capital Corp.
4.600% due 05/09/2006		2,500	2,488
4.870% due 06/29/2006		1,700	1,679
HBOS Treasury Services PLC
4.610% due 05/09/2006		600	597
4.745% due 06/08/2006		2,300	2,279
4.795% due 06/14/2006		700	693
ING U.S. Funding LLC
4.480% due 04/19/2006		700	699
IXIS Commercial Paper Corp.
4.440% due 04/19/2006		1,200	1,198
4.600% due 05/04/2006		2,000	1,992
4.690% due 06/05/2006		700	694
Nordea N.A., Inc.
4.430% due 04/06/2006		1,100	1,100
4.500% due 04/20/2006		1,200	1,197
4.605% due 05/09/2006		400	398
Rabobank USA Financial Corp.
4.830% due 04/03/2006		3,900	3,900
San Paolo IMI U.S. Financial Co.
4.515% due 04/26/2006		1,500	1,496
4.665% due 05/23/2006		500	497
4.710% due 05/30/2006		1,900	1,886
Skandinaviska Enskilda Banken AB
4.445% due 04/10/2006		2,500	2,498
4.780% due 06/09/2006		1,400	1,387
Societe Generale N.A.
4.670% due 05/22/2006		1,600	1,590
4.760% due 06/12/2006		2,300	2,277
Spintab AB
4.490% due 04/18/2006		1,800	1,797
4.700% due 05/26/2006		700	695
Statens Bostadsfin Bank
4.765% due 05/15/2006		3,700	3,679
TotalFinaElf Capital S.A.
4.760% due 04/05/2006		3,900	3,899
UBS Finance Delaware LLC
4.830% due 04/03/2006		100	100
4.430% due 04/10/2006		1,900	1,898
4.660% due 05/22/2006		300	298
4.640% due 06/06/2006		1,100	1,090
4.850% due 06/29/2006		1,000	988
Westpac Trust Securities NZ Ltd.
4.440% due 04/28/2006		1,400	1,396
4.660% due 05/22/2006		2,600	2,583

			114,578

Repurchase Agreements 8.0%
Credit Suisse First Boston
4.500% due 04/03/2006		9,900	9,900
(Dated 03/31/2006. Collateralized by U.S. Treasury Notes 4.500% due 02/28/2011 valued at $10,168. Repurchase proceeds are $9,904.)
State Street Bank
4.400% due 04/03/2006		1,584	1,584
(Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $1,619. Repurchase proceeds are $1,585.)

			11,484

U.S. Treasury Bills 0.9%
4.533% due 06/01/2006-06/15/2006 (c)(d)		1,370	1,357

Total Short-Term Instruments (Cost $127,447)			127,419

Total Investments (a) 200.0% (Cost $290,225)			$288,785
Written Options (f) (0.0%) (Premiums $8)			(13)
Other Assets and Liabilities (Net) (100.0%)			(144,357)

Net Assets 100.0%			$144,415

See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of March 31, 2006, portfolio securities with an aggregate market value of $6,669 were valued with reference to securities whose prices are more readily obtainable.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $366 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	13	$(15)
90-Day Eurodollar December Futures	Long	12/2007	38	(26)
90-Day Eurodollar June Futures	Long	06/2007	51	(41)
90-Day Eurodollar March Futures	Long	03/2007	30	(33)
90-Day Eurodollar March Futures	Long	03/2008	20	(7)
90-Day Eurodollar September Futures	Long	09/2007	51	(38)
Euro-Bund 10-Year Note June Futures	Long	06/2006	5	(8)
U.S. Treasury 5-Year Note June Futures	Long	06/2006	40	(34)
U.S. Treasury 10-Year Note June Futures	Long	06/2006	41	(40)
U.S. Treasury 30-Year Bond June Futures	Short	06/2006	91	281

				$39

(e) Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	06/15/2008	BP	100	$1
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EC	500	1
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	02/21/2011		1,700	(6)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		200	7
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2008		$900	(5)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013		300	5
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016		1,750	47
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016		300	4

							$54

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
J.P. Morgan Chase & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/18/2006	61,300,000	$1,113
Morgan Stanley Dean Witter & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/18/2006	68,340,000	1,244

					$2,357

(f) Written options outstanding on March 31, 2006:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury 30-Year Bond June Futures	$110.000	05/26/2006	8	$8	$13

Schedule of Investments

Emerging Markets Bond Portfolio

March 31, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
BRAZIL 26.6%
Brazilian Government International Bond
5.250% due 04/15/2009		$642	$643
10.271% due 06/29/2009		600	697
12.000% due 04/15/2010		460	563
10.000% due 08/07/2011		1,250	1,469
11.000% due 01/11/2012		1,160	1,421
5.250% due 04/15/2012		3,043	3,049
10.250% due 06/17/2013		50	61
10.500% due 07/14/2014		2,085	2,601
7.875% due 03/07/2015		5,225	5,653
8.000% due 01/15/2018		1,258	1,366
8.875% due 10/14/2019		1,750	2,026
5.188% due 04/15/2024		100	100
6.000% due 04/15/2024		120	121
8.875% due 04/15/2024		350	405
8.750% due 02/04/2025		1,700	1,951
10.125% due 05/15/2027		1,740	2,260
12.250% due 03/06/2030		220	336
8.250% due 01/20/2034		5,690	6,285
11.000% due 08/17/2040		8,146	10,461
CSN Islands VII Corp.
10.750% due 09/12/2008		200	220
Petrobras International Finance Co.
7.750% due 09/15/2014		250	272

Total Brazil (Cost $39,529)			41,960

CANADA 0.3%
Sino-Forest Corp.
9.125% due 08/17/2011		$500	541

Total Canada (Cost $542)			541

CAYMAN ISLANDS 0.1%
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014		$145	146

Total Cayman Islands (Cost $145)			146

CHILE 0.9%
Chile Government International Bond
5.625% due 07/23/2007		$915	920
CODELCO, Inc.
5.625% due 09/21/2035		200	189
Empresa Nacional de Electricidad S.A.
8.350% due 08/01/2013		200	222

Total Chile (Cost $1,358)			1,331

CHINA 1.6%
China Development Bank
5.000% due 10/15/2015		$500	476
Export-Import Bank of China
5.250% due 07/29/2014		800	778
4.875% due 07/21/2015		550	517
Panva Gas Holdings Ltd.
8.250% due 09/23/2011		670	705

Total China (Cost $2,532)			2,476

COLOMBIA 2.7%
Colombia Government International Bond
9.750% due 04/23/2009		$220	243
10.000% due 01/23/2012		100	118
10.750% due 01/15/2013		400	499
8.250% due 12/22/2014		2,650	2,994
10.375% due 01/28/2033		310	433

Total Colombia (Cost $4,074)			4,287

ECUADOR 4.1%
Ecuador Government International Bond
9.000% due 08/15/2030		$6,469	6,507

Total Ecuador (Cost $5,010)			6,507

EGYPT 0.4%
Petroleum Export Ltd.
5.265% due 06/15/2011		$600	587

Total Egypt (Cost $597)			587

EL SALVADOR 0.3%
AES El Salvador Trust
6.750% due 02/01/2016		$300	293
El Salvador Government International Bond
8.500% due 07/25/2011		150	168

Total El Salvador (Cost $460)			461

GUATEMALA 0.4%
Guatemala Government Bond
9.250% due 08/01/2013		$570	661

Total Guatemala (Cost $570)			661

INDONESIA 0.8%
Indonesia Government International Bond
6.875% due 03/09/2017		$1,200	1,185

Total Indonesia (Cost $1,187)			1,185

KAZAKHSTAN 1.3%
Intergas Finance BV
6.875% due 11/04/2011		$100	102
Kazkommerts International BV
8.500% due 04/16/2013		250	266
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		1,700	1,697

Total Kazakhstan (Cost $2,092)			2,065

MALAYSIA 0.8%
Malaysia Government International Bond
8.750% due 06/01/2009		$120	132
7.500% due 07/15/2011		325	354
Petronas Capital Ltd.
7.000% due 05/22/2012		325	348
Tenaga Nasional Bhd.
7.500% due 11/01/2025		250	284
TNB Capital L Ltd.
5.250% due 05/05/2015		100	97

Total Malaysia (Cost $1,254)			1,215

MEXICO 12.6%
America Movil S.A. de CV
5.500% due 03/01/2014		$200	192
5.750% due 01/15/2015		100	97
Mexico Government International Bond
7.500% due 01/14/2012		281	304
5.875% due 01/15/2014		250	249
6.625% due 03/03/2015		315	329
11.375% due 09/15/2016		25	35
5.625% due 01/15/2017		650	631
8.125% due 12/30/2019		1,324	1,559
8.300% due 08/15/2031		2,415	2,925
7.500% due 04/08/2033		1,000	1,117
6.750% due 09/27/2034		3,650	3,778
Pemex Project Funding Master Trust
8.000% due 11/15/2011		250	272
7.375% due 12/15/2014		615	658
5.750% due 12/15/2015		5,100	4,890
9.250% due 03/30/2018		850	1,030
9.750% due 03/30/2018		127	157
8.625% due 02/01/2022		1,200	1,419
6.625% due 06/15/2035		250	242

Total Mexico (Cost $20,150)			19,884

MOROCCO 0.1%
Kingdom of Morocco
4.719% due 01/05/2009		$150	150

Total Morocco (Cost $142)			150

PAKISTAN 0.2%
Pakistan Government International Bond
7.125% due 03/31/2016		$250	250

Total Pakistan (Cost $250)			250

PANAMA 2.8%
Panama Government International Bond
9.625% due 02/08/2011		$210	243
9.375% due 07/23/2012		1,210	1,410
7.250% due 03/15/2015		150	160
7.125% due 01/29/2026		2,165	2,219
8.875% due 09/30/2027		80	98
9.375% due 04/01/2029		200	254

Total Panama (Cost $4,256)			4,384

PERU 3.3%
Peru Government International Bond
9.125% due 01/15/2008		$650	686
9.125% due 02/21/2012		1,720	1,952
5.000% due 03/07/2017		2,066	1,966
7.350% due 07/21/2025		500	494
Southern Peru Copper Corp.
7.500% due 07/27/2035		100	98

Total Peru (Cost $5,156)			5,196

QATAR 0.1%
Ras Laffan Liquefied Natural Gas Corp.
5.298% due 09/30/2020		$250	237

Total Qatar (Cost $250)			237

RUSSIA (d) 17.0%
Gaz Capital
5.875% due 06/01/2015	EC	200	255
Gazinvest Luxembourg S.A.
7.250% due 10/30/2008		$1,000	1,029
Gazprom International S.A.
9.625% due 03/01/2013		5,410	6,425
7.201% due 02/01/2020		850	890
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		150	153
Russia Government International Bond
8.250% due 03/31/2010		1,250	1,325
5.000% due 03/31/2030		12,935	14,222
UBS Luxembourg S.A.
8.375% due 10/22/2011		350	364
6.230% due 02/11/2015		1,000	1,001
VTB Capital S.A.
5.250% due 09/21/2007		1,000	1,001

Total Russia (Cost $26,779)			26,665

SOUTH AFRICA (d) 2.0%
South Africa Government International Bond
7.375% due 04/25/2012		$310	337
5.250% due 05/16/2013	EC	400	511
6.500% due 06/02/2014		$750	790
8.500% due 06/23/2017		1,300	1,583

Total South Africa (Cost $3,164)			3,221

SOUTH KOREA 0.1%
Industrial Bank of Korea
4.000% due 05/19/2014		$110	104
Korea Development Bank
5.750% due 09/10/2013		15	15
KT Corp.
4.875% due 07/15/2015		100	92

Total South Korea (Cost $223)			211

TUNISIA (d) 1.1%
Banque Centrale de Tunisie
4.750% due 04/07/2011	EC	500	620
7.375% due 04/25/2012		$1,050	1,135

Total Tunisia (Cost $1,751)			1,755

UKRAINE (d) 3.5%
Dresdner Bank AG
7.750% due 04/27/2012		$1,000	1,004
Ukraine Government International Bond
11.000% due 03/15/2007		133	139
7.343% due 08/05/2009		1,150	1,233
6.875% due 03/04/2011		800	810
7.650% due 06/11/2013		1,700	1,789
4.950% due 10/13/2015	EC	500	570

Total Ukraine (Cost $5,524)			5,545

UNITED STATES 0.3%
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008		$500	494

Total United States (Cost $499)			494

VENEZUELA 6.4%
Venezuela Government International Bond
5.375% due 08/07/2010		$1,050	1,020
5.194% due 04/20/2011		1,450	1,457
10.750% due 09/19/2013		1,750	2,187
8.500% due 10/08/2014		500	561
5.750% due 02/26/2016		770	713
6.000% due 12/09/2020		1,500	1,382
9.250% due 09/15/2027		1,780	2,266
9.375% due 01/13/2034		450	576

Total Venezuela (Cost $9,783)			10,162

VIETNAM 0.1%
Socialist Republic of Vietnam
6.875% due 01/15/2016		$100	103

Total Vietnam (Cost $98)			103

SHORT-TERM INSTRUMENTS 19.7%
Commercial Paper 18.8%
ANZ National (Int’l) Ltd.
4.490% due 04/12/2006		$2,100	2,098
BNP Paribas Finance
4.420% due 04/04/2006		1,000	1,000
CBA (de) Finance
4.810% due 06/19/2006		2,800	2,770
Danske Corp.
4.840% due 06/27/2006		4,300	4,249
Dexia Delaware LLC
4.635% due 05/15/2006		1,100	1,094
DnB NORBank ASA
4.440% due 04/21/2006		1,000	998
4.470% due 04/28/2006		700	698
HBOS Treasury Services PLC
4.670% due 05/18/2006		1,100	1,093
4.780% due 06/09/2006		2,500	2,476
Nordea N.A., Inc.
4.690% due 05/25/2006		3,100	3,079
Skandinaviska Enskilda Banken AB
4.855% due 06/29/2006		2,600	2,568
Spintab AB
4.490% due 04/18/2006		2,600	2,595
UBS Finance Delaware LLC
4.480% due 04/20/2006		300	299
4.440% due 04/28/2006		2,400	2,393
4.600% due 05/08/2006		700	697
4.660% due 05/22/2006		1,000	994
Westpac Trust Securities NZ Ltd.
4.660% due 05/22/2006		500	497

			29,598

Repurchase Agreement 0.8%
State Street Bank
4.400% due 04/03/2006		1,254	1,254
(Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.875% due 05/15/2007 valued at $1,284. Repurchase proceeds are $1,254.)
U.S. Treasury Bills 0.1%

4.494% due 06/15/2006 (b)		150	148

Total Short-Term Instruments (Cost $31,006)			31,000

Total Investments (a) 109.6% (Cost $168,381)			$172,679
Other Assets and Liabilities (Net) (9.6%)			(15,076)

Net Assets 100.0%			$157,603

See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of March 31, 2006, portfolio securities with an aggregate market value of $489 were valued with reference to securities whose prices are more readily obtainable.

(b) Securities with an aggregate market value of $148 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar March Futures	Long	03/2008	18	$(2)
90-Day Eurodollar June Futures	Long	06/2007	18	(2)
90-Day Eurodollar September Futures	Long	09/2007	18	(2)
90-Day Eurodollar December Futures	Long	12/2007	18	(2)
U.S. Treasury 5-Year Note June Futures	Long	06/2006	97	(62)

				$(70)

(c) Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	28-day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015	MP 2,000	$8
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2016	$ 600	(12)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2016	600	(12)

						$(16)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.700%	03/20/2011	$500	$(2)
Credit Suisse First Boston	Gaz Capital S.A. 8.625% due 04/28/2034	Sell	0.720%	04/20/2006	250	1
Credit Suisse First Boston	Gaz Capital S.A. 8.625% due 04/28/2034	Sell	0.720%	04/20/2006	250	1
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	03/20/2007	75	0
J.P. Morgan Chase & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.840%	01/04/2013	1,600	188
J.P. Morgan Chase & Co.	Gaz Capital S.A. 8.625% due 04/28/2034	Sell	1.500%	04/20/2016	1,000	4
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.550%	03/20/2014	350	41
Lehman Brothers, Inc.	Gazprom International S.A. 7.201% due 02/01/2020	Sell	1.330%	03/20/2016	1,000	(6)
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.160%	10/02/2013	450	74
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	01/21/2014	525	55
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006	250	1
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	1,150	86
Morgan Stanley Dean Witter & Co.	Colombia Government International Bond 10.375% due 01/28/2033	Sell	0.760%	03/20/2010	250	(3)
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	800	60
Morgan Stanley Dean Witter & Co.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.250%)	09/20/2010	100	(3)
Morgan Stanley Dean Witter & Co.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.200%)	10/20/2010	400	(17)

						$480

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(d) Forward foreign currency contracts outstanding on March 31, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	249	08/2006	$2	$(1)	$1
Buy	CP	9,500	07/2006	0	0	0
Buy		49,502	08/2006	0	0	0
Buy	CY	896	09/2006	0	(1)	(1)
Buy		3,088	03/2007	0	(1)	(1)
Sell	EC	1,662	04/2006	11	0	11
Buy	IR	2,052,000	08/2006	11	0	11
Buy	JY	46,374	05/2006	1	0	1
Buy	KW	98,900	07/2006	1	0	1
Buy		75,826	08/2006	0	0	0
Buy		215,385	09/2006	1	0	1
Buy	MP	1,152	08/2006	0	(4)	(4)
Buy		303	09/2006	0	(1)	(1)
Buy	PN	175	05/2006	0	(1)	(1)
Buy		158	08/2006	0	(1)	(1)
Buy	PZ	769	05/2006	0	(3)	(3)
Buy		170	08/2006	0	(1)	(1)
Buy		34	09/2006	0	0	0
Buy	RP	1,143	05/2006	1	0	1
Buy		2,049	09/2006	0	0	0
Buy	RR	1,289	07/2006	0	0	0
Buy		8,121	08/2006	4	0	4
Buy	S$	57	04/2006	0	0	0
Buy		76	07/2006	0	0	0
Buy		86	08/2006	0	0	0
Buy	SR	1,336	08/2006	0	(2)	(2)
Buy	SV	2,314	08/2006	1	0	1
Buy		7,374	09/2006	1	0	1
Buy	T$	3,220	08/2006	0	0	0

				$34	$(16)	$18

Schedule of Investments

Foreign Bond Portfolio (U.S. Dollar-Hedged)

March 31, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
AUSTRALIA 0.0%
Medallion Trust
4.798% due 07/12/2031		$15	$15

Total Australia (Cost $15)			15

AUSTRIA (j) 1.0%
Austria Government Bond
5.250% due 01/04/2011	EC	300	390
3.800% due 10/20/2013		100	122

Total Austria (Cost $442)			512

BRAZIL 0.9%
Brazilian Government International Bond
5.188% due 04/15/2006		$8	8
5.188% due 04/15/2009		34	35
5.250% due 04/15/2009		12	12
5.250% due 04/15/2012		382	383

Total Brazil (Cost $422)			438

CAYMAN ISLANDS 0.9%
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		$200	199
Vita Capital Ltd.
6.329% due 01/01/2007		250	250

Total Cayman Islands (Cost $450)			449

DENMARK (j) 0.0%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DK	82	14

Total Denmark (Cost $9)			14

FRANCE (j) 2.1%
France Government Bond
4.000% due 10/25/2009	EC	30	37
5.500% due 04/25/2010		110	143
5.750% due 10/25/2032		500	775
Satbirds Finance
5.086% due 04/04/2013		50	61
6.576% due 04/04/2013		50	61

Total France (Cost $1,085)			1,077

GERMANY (j) 16.3%
Amadeus Global Travel
5.549% due 04/08/2013	EC	50	61
6.049% due 04/08/2014		50	62
Landesbank Baden-Wurttemberg
5.500% due 04/02/2007		30	37
Republic of Germany
4.500% due 07/04/2009		10	13
5.250% due 07/04/2010		1,400	1,809
5.250% due 01/04/2011		300	390
6.250% due 01/04/2024		600	936
6.500% due 07/04/2027		590	968
5.625% due 01/04/2028		2,550	3,807
4.750% due 07/04/2028		30	40
5.500% due 01/04/2031		100	149
4.750% due 07/04/2034		100	136

Total Germany (Cost $7,707)			8,408

ITALY (j) 1.8%
Italy Buoni Poliennali Del Tesoro
4.500% due 05/01/2009	EC	360	449
4.250% due 11/01/2009		60	75
5.500% due 11/01/2010		110	144
Seashell Securities PLC
2.824% due 10/25/2028		106	127
Telecom Italia SpA
5.625% due 02/01/2007		70	86

Total Italy (Cost $847)			881

JAPAN (j) 10.7%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EC	100	118
Japan Finance Corp. for Municipal Enterprises
5.875% due 03/14/2011		$80	82
Japan Government Bond
0.700% due 09/20/2008	JY	10,000	85
1.500% due 03/20/2014		60,000	504
1.600% due 06/20/2014		240,000	2,027
1.600% due 09/20/2014		60,000	506
2.300% due 05/20/2030		10,000	87
2.400% due 03/20/2034		20,000	176
2.300% due 06/20/2035		70,000	603
2.500% due 09/20/2035		140,000	1,258
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		$100	97

Total Japan (Cost $5,933)			5,543

JERSEY, CHANNEL ISLANDS (j) 0.1%
Haus Ltd.
2.931% due 12/14/2037	EC	52	59

Total Jersey, Channel Islands (Cost $50)			59

MEXICO 0.5%
Pemex Project Funding Master Trust
9.350% due 09/15/2007		$20	21
9.375% due 12/02/2008		30	33
5.750% due 12/15/2015		200	192

Total Mexico (Cost $247)			246

PERU 0.2%
Peru Government International Bond
9.125% due 02/21/2012		$100	114

Total Peru (Cost $114)			114

RUSSIA 0.1%
Russia Government International Bond
10.000% due 06/26/2007		$60	63

Total Russia (Cost $64)			63

SOUTH AFRICA 0.2%
South Africa Government International Bond
8.375% due 10/17/2006		$105	107

Total South Africa (Cost $108)			107

SPAIN (j) 8.1%
Santander U.S. Debt S.A. Unipersonal
4.770% due 02/06/2009		$200	200
Spain Government Bond
5.150% due 07/30/2009	EC	1,210	1,543
4.000% due 01/31/2010		100	123
4.400% due 01/31/2015		1,800	2,282

Total Spain (Cost $4,010)			4,148

UNITED KINGDOM (j) 6.8%
Lloyds TSB Bank PLC
5.625% due 07/15/2049	EC	40	51
5.000% due 11/29/2049		$100	88
United Kingdom Gilt
5.000% due 03/07/2008		BP100	176
4.750% due 06/07/2010		600	1,054
5.000% due 03/07/2012		500	894
4.750% due 09/07/2015		700	1,249

Total United Kingdom (Cost $3,625)			3,512

UNITED STATES (j) 41.5%
Asset-Backed Securities 2.2%
AAA Trust
4.918% due 04/25/2035		$83	83
Amortizing Residential Collateral Trust
5.168% due 10/25/2031		5	5
5.108% due 07/25/2032		1	1
Amresco Residential Securities Mortgage Loan Trust
5.758% due 06/25/2029		2	2
Credit-Based Asset Servicing & Securitization
5.138% due 06/25/2032		3	3
CS First Boston Mortgage Securities Corp.
5.128% due 01/25/2032		4	4
First Alliance Mortgage Loan Trust
5.006% due 12/20/2027		4	4
First Franklin Mortgage Loan Asset-Backed Certificates
5.468% due 02/25/2034		20	20
GSR Mortgage Loan Trust
4.918% due 12/25/2030		181	181
Household Mortgage Loan Trust
5.076% due 05/20/2032		15	15
Irwin Home Equity
5.338% due 06/25/2028		1	1
Morgan Stanley Dean Witter Capital
5.148% due 07/25/2032		0	1
Morgan Stanley Home Equity Loans
4.892% due 02/25/2036		300	300
Novastar Home Equity Loan
5.093% due 04/25/2028		5	5
Quest Trust
5.378% due 06/25/2034		43	44
Residential Asset Mortgage Products, Inc.
5.158% due 09/25/2033		5	5
4.898% due 10/25/2036		231	231
Residential Asset Securities Corp.
5.088% due 04/25/2032		11	11
5.068% due 07/25/2032		17	17
SLM Student Loan Trust
4.643% due 07/25/2013		83	83
4.633% due 01/26/2015		94	94
Soundview Home Equity Loan Trust
4.988% due 04/25/2035		39	39
Structured Asset Securities Corp.
5.108% due 01/25/2033		4	4

			1,153

Corporate Bonds & Notes 3.4%
Bear Stearns Cos., Inc.
4.897% due 01/31/2011		200	200
CIT Group, Inc.
4.840% due 02/21/2008		100	100
Citigroup, Inc.
5.000% due 12/26/2008		100	100
CMS Energy Corp.
8.900% due 07/15/2008		100	107
7.500% due 01/15/2009		100	103
HSBC Finance Corp.
5.500% due 01/19/2016		200	196
JPMorgan Chase & Co.
8.019% due 02/15/2012		10	10
KFW International Finance, Inc.
1.750% due 03/23/2010	JY	11,000	95
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		$100	106
Morgan Stanley
4.830% due 02/09/2009		200	200
Oracle Corp.
4.810% due 01/13/2009		100	100
SB Treasury Co. LLC
9.400% due 12/29/2049		100	108
Toyota Motor Credit Corp.
4.719% due 10/12/2007		100	100
Wachovia Bank N.A.
4.980% due 03/23/2009		250	250

			1,775

Mortgage-Backed Securities 6.5%
Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043		250	246
Banc of America Mortgage Securities
5.000% due 05/25/2034		212	204
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		100	108
Countrywide Alternative Loan Trust
4.861% due 02/25/2036		199	200
4.986% due 02/25/2036		299	300
Countrywide Home Loan Mortgage Pass-Through Trust
4.901% due 03/25/2035		242	243
5.148% due 02/25/2035		63	63
5.138% due 03/25/2035		206	206
CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		12	12
5.368% due 08/25/2033		17	17
GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035		95	97
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		135	133
Mellon Residential Funding Corp.
5.189% due 12/15/2030		69	69
MLCC Mortgage Investors, Inc.
5.129% due 03/15/2025		24	24
Morgan Stanley Capital I
4.889% due 04/15/2016		52	52
Residential Accredit Loans, Inc.
4.986% due 03/25/2046		300	300
Sequoia Mortgage Trust
5.076% due 08/20/2032		34	34
Structured Asset Mortgage Investments, Inc.
5.126% due 03/19/2034		65	65
1.000% due 03/25/2036		300	300
5.066% due 09/19/2032		56	56
5.106% due 09/19/2032		31	31
Washington Mutual, Inc.
5.129% due 10/25/2032		6	6
5.088% due 12/25/2027		100	100
5.128% due 12/25/2044		67	67
4.597% due 02/27/2034		34	33
5.048% due 04/25/2045		76	76
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		298	295

			3,337

Municipal Bonds & Notes 0.8%
Connecticut State General Obligation Notes, Series 2001
5.500% due 12/15/2013		100	110
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		100	103
Lower Colorado River, Texas Authority Revenue Notes, (FSA Insured), Series 2003
5.000% due 05/15/2023		100	103
Seattle, Washington Water System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2033		100	103

			419

	Shares
Preferred Security 1.3%
DG Funding Trust
6.777% due 12/31/2049		65	690

	Principal Amount (000s)
U.S. Government Agencies 21.8%
Fannie Mae
4.194% due 11/01/2034		$439	433
4.689% due 02/25/2036		100	98
4.818% due 10/01/2044		221	222
4.938% due 03/25/2034		78	78
4.968% due 08/25/2034		77	77
4.970% due 12/01/2034		65	64
5.000% due 09/01/2018 - 04/12/2036 (d)		633	606
5.168% due 09/25/2042		108	109
5.500% due 11/01/2016 - 04/12/2036 (d)		8,748	8,557
6.000% due 07/25/2044		69	69
Freddie Mac
4.818% due 10/25/2044		214	216
5.745% due 02/01/2029		36	37
6.530% due 11/26/2012		300	305
Government National Mortgage Association
4.375% due 04/20/2028 - 06/20/2030 (d)		36	36
Tennessee Valley Authority
4.875% due 12/15/2016		300	301

			11,208

U.S. Treasury Obligations 5.5%
Treasury Inflation Protected Securities (c)
2.000% due 07/15/2014		316	308
3.625% due 04/15/2028		123	151
U.S. Treasury Bonds
8.875% due 02/15/2019		100	136
8.125% due 08/15/2019		300	389
7.875% due 02/15/2021		200	258
8.125% due 05/15/2021		400	528
6.250% due 08/15/2023		200	227
U.S. Treasury Notes
4.625% due 02/29/2008		400	399
4.250% due 08/15/2013		100	96
4.500% due 02/15/2016		300	292
U.S. Treasury Strip
0.000% due 11/15/2021 b		100	45

			2,829

Total United States (Cost $21,767)			21,411

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.0%
2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.750% Exp. 05/02/2006		$2,300	0
Strike @ 4.750% Exp. 08/07/2006		4,700	2
Strike @ 4.250% Exp. 10/11/2006		2,300	0
Strike @ 4.250% Exp. 10/12/2006		2,300	0
Strike @ 4.500% Exp. 10/18/2006		2,300	1
Strike @ 4.250% Exp. 10/25/2006		2,300	0
30-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 5.750% Exp. 04/27/2009		200	17
U.S. dollar versus Japanese Yen (OTC)
Strike @ JY117.000 Exp. 12/11/2006		370	6
	# of Contracts
90-Day Eurodollar June Futures (CME)
Strike @ $95.000 Exp. 06/19/2006		50	2

Total Purchased Call Options (Cost $85)			28

	Notional Amount (000s)
PURCHASED PUT OPTIONS (j) 0.2%
30-Year Interest Rate Swap (OTC) Pay 6-Month BP-LIBOR Floating Rate Index
Strike @ 4.100% Exp. 06/12/2006	BP	500	36
Strike @ 4.250% Exp. 06/12/2006		200	8
15-Year Interest Rate Swap (OTC) Pay 6-Month EC-LIBOR Floating Rate Index
Strike @ 3.450% Exp. 06/16/2006	EC	300	6
30-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 6.250% Exp. 04/27/2009		$200	8
U.S. dollar versus Japanese Yen (OTC)
Strike @ JY115.000 Exp. 05/26/2006		100	1
	# of Contracts
90-Day Eurodollar June Futures (CME)
Strike @ $95.000 Exp. 06/19/2006		40	22

Total Purchased Put Options (Cost $50)			81

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 25.9%
Certificates of Deposit 0.6%
Countrywide Bank N.A.
4.759% due 09/15/2006		$300	300

Commercial Paper 24.1%
ANZ National (Int’l) Ltd.
4.490% due 04/12/2006		1,200	1,199
Danske Corp.
4.420% due 04/06/2006		600	600
4.740% due 06/08/2006		700	693
Fannie Mae
4.735% due 06/21/2006		700	692
4.678% due 06/28/2006		1,100	1,087
ForeningsSparbanken AB
4.480% due 04/20/2006		1,100	1,098
HBOS Treasury Services PLC
4.670% due 05/23/2006		600	596
ING U.S. Funding LLC
4.780% due 06/09/2006		1,300	1,288
Nordea N.A., Inc.
4.690% due 05/25/2006		1,000	993
Skandinaviska Enskilda Banken AB
4.780% due 06/09/2006		1,300	1,288
Societe Generale N.A.
4.420% due 04/04/2006		1,000	1,000
4.670% due 05/23/2006		500	497
UBS Finance Delaware LLC
4.600% due 05/08/2006		900	896
Westpac Capital Corp.
4.715% due 05/30/2006		500	496

			12,423

Repurchase Agreement 0.7%
State Street Bank
4.400% due 04/03/2006		364	364
(Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $374. Repurchase proceeds are $364.)

U.S. Treasury Bills 0.5%
4.495% due 06/01/2006-06/15/2006 (d)(e)		255	252

Total Short-Term Instruments (Cost $13,342)			13,339

Total Investments (a) 117.3% (Cost $60,372)			$60,445
Written Options (h) (0.1%) (Premiums $108)			(60)
Other Assets and Liabilities (Net) (17.2%)			(8,860)

Net Assets 100.0%			$51,525

See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of March 31, 2006, portfolio securities with an aggregate market value of $1,409 were valued with reference to securities whose prices are more readily obtainable.

(b) Principal only security.

(c) Principal amount of security is adjusted for inflation.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) Securities with an aggregate market value of $252 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar March Futures	Long	03/2007	20	$(4)
Euro-Bobl 5-Year Note June Futures	Long	06/2006	3	(3)
Euro-Bund 10-Year Note June Futures	Long	06/2006	54	(92)
Japan Government 10-Year Bond June Futures	Long	06/2006	10	(96)
U.S. Treasury 5-Year Note June Futures	Long	06/2006	16	(8)
U.S. Treasury 10-Year Note June Futures	Long	06/2006	42	(63)
U.S. Treasury 30-Year Bond June Futures	Long	06/2006	3	(10)

				$(276)

(f) Written options with premiums to be determined on a future date outstanding on March 31, 2006:

Type	# of Contracts	Unrealized Depreciation
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen
Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%.
Counterparty: Goldman Sachs & Co.
Exp. 08/23/2007	5,000	$(1)

(g) Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	06/15/2010	A$	700	$0
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		400	(1)
UBS Warburg LLC	6-month Australian Bank Bill	Pay	6.000%	06/15/2010		2,700	(8)
UBS Warburg LLC	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		1,500	3
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	3,700	(13)
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	09/15/2015		300	(14)
Citibank N.A.	6-month BP-LIBOR	Receive	5.000%	06/18/2034		100	8
Deutsche Bank AG	6-month BP-LIBOR	Pay	5.000%	09/15/2010		600	(3)
HSBC Bank USA	6-month BP-LIBOR	Pay	5.000%	09/15/2010		1,400	(5)
HSBC Bank USA	6-month BP-LIBOR	Receive	5.000%	06/18/2034		200	(11)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		1,100	(4)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Receive	5.000%	06/18/2034		200	2
Bank of America	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014	C$	500	(2)
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2012	EC	200	2
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		1,280	57
Citibank N.A.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		100	1
Citibank N.A.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		100	(6)
Goldman Sachs & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		200	4
HSBC Bank USA	6-month EC-LIBOR	Receive	4.000%	12/15/2014		200	2
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		200	(2)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	5.000%	06/17/2012		100	1
Lehman Brothers, Inc.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		400	19
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		2,600	115
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		100	(1)
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		300	12
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		400	26
UBS Warburg LLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		200	(3)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	4.235%	12/17/2008	H$	7,100	12
Barclays Bank PLC	6-month JY-LIBOR	Receive	1.500%	06/15/2015	JY	30,000	4
Deutsche Bank AG	6-month JY-LIBOR	Pay	1.000%	03/18/2008		100,000	(2)
Deutsche Bank AG	6-month JY-LIBOR	Receive	1.500%	06/15/2015		50,000	4
Goldman Sachs & Co.	6-month JY-LIBOR	Pay	1.000%	03/18/2008		400,000	(7)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.020%	05/18/2010		17,000	(5)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.300%	09/21/2011		40,000	6
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		270,000	53
Merrill Lynch & Co., Inc.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		50,000	13
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		130,000	3
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		290,000	68
UBS Warburg LLC	6-month JY-LIBOR	Receive	0.800%	03/20/2012		50,000	3
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	12/20/2013		190,000	13
Bank of America	3-month USD-LIBOR	Pay	3.000%	06/15/2006		$3,000	15
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2016		200	1
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016		1,900	19
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008		800	(6)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2011		1,800	24
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		300	7
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	3.000%	06/15/2006		5,000	27
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2011		2,200	29
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2013		4,700	85
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		600	12
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		100	1
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008		900	(5)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		1,900	11
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	12/15/2007		23,400	(40)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016		800	10
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2026		900	24

							$558

(h) Written options outstanding on March 31, 2006:

Name of Issuer		Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures		$112.000	05/26/2006	13	$5	$0
Call - CME Eurodollar 1-Year Mid-Curve June Futures		95.250	06/16/2006	50	19	4
Put - CBOT U.S. Treasury 10-Year Note June Futures		106.000	05/26/2006	13	3	7
Put - CME Eurodollar 1-Year Mid-Curve June Futures		94.750	06/16/2006	40	6	11

				Notional Amount
Put - OTC U.S. dollar versus Japanese Yen	JY	112.000	05/26/2006	100	1	0

					$34	$22

Name of Issuer	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 30-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	5.350%	06/12/2006	$500	$9	$16
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006	2,000	17	2
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.300%	10/11/2006	1,000	7	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006	1,000	7	0
Put - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.200%	06/16/2006	400	2	4
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.300%	10/12/2006	1,000	7	0
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006	1,000	10	1
Put - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.350%	06/12/2006	500	9	15
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.780%	05/02/2006	1,000	6	0

							$74	$38

(i) Short sales open on March 31, 2006 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	04/12/2036	$6,000	$5,882	$5,858

(j) Forward foreign currency contracts outstanding on March 31, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	27	05/2006	$0	$0	$0
Sell		1,779	05/2006	29	0	29
Buy	BR	30	07/2006	0	0	0
Buy		31	08/2006	1	0	1
Buy	CP	4,000	07/2006	0	0	0
Buy		6,033	08/2006	0	0	0
Sell	DK	178	06/2006	0	0	0
Buy	EC	2,186	04/2006	1	(13)	(12)
Sell		10,798	04/2006	0	(20)	(20)
Buy	H$	475	04/2006	0	0	0
Buy	JY	94,565	04/2006	0	(4)	(4)
Sell		62,605	04/2006	1	0	1
Sell		475,868	05/2006	9	(2)	7
Buy	KW	13,000	04/2006	0	0	0
Buy		98,732	08/2006	0	0	0
Buy		28,181	09/2006	0	0	0
Buy	MP	277	08/2006	0	(1)	(1)
Buy		68	09/2006	0	0	0
Buy	N$	29	04/2006	0	(1)	(1)
Buy	PN	25	05/2006	0	0	0
Buy		51	08/2006	0	0	0
Buy	PZ	66	05/2006	0	0	0
Buy		15	09/2006	0	0	0
Buy	RR	201	07/2006	0	0	0
Buy		457	08/2006	0	0	0
Buy	S$	11	07/2006	0	0	0
Buy		9	08/2006	0	0	0
Buy	SR	70	08/2006	0	0	0
Buy	SV	478	08/2006	0	0	0
Buy		362	09/2006	0	0	0
Buy	T$	1,091	08/2006	0	0	0

				$41	$(41)	$0

Schedule of Investments

Global Bond Portfolio (Unhedged)

March 31, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
BELGIUM (j) 0.6%
Belgium Government Bond
4.250% due 09/28/2014	EC	600	$753

Total Belgium (Cost $764)			753

BRAZIL 0.5%
Brazilian Government International Bond
5.188% due 04/15/2009		$17	17
5.250% due 04/15/2009		53	53
5.250% due 04/15/2012		153	153
Vale Overseas Ltd.
6.250% due 01/11/2016		300	297

Total Brazil (Cost $515)			520

CAYMAN ISLANDS (j) 0.7%
ASIF II
4.026% due 06/15/2007	C$	200	171
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		$400	398
Vita Capital Ltd.
6.329% due 01/01/2007		250	250

Total Cayman Islands (Cost $811)			819

FRANCE (j) 1.5%
France Government Bond
6.500% due 04/25/2011	EC	300	412
3.150% due 07/25/2032		106	166
5.750% due 10/25/2032		600	929
Satbirds Finance
6.576% due 04/04/2013		200	244

Total France (Cost $1,827)			1,751

GERMANY (j) 16.2%
Amadeus Global Travel
5.375% due 04/08/2014	EC	50	62
Amadeus Global Travel Distribution S.A.
5.244% due 04/08/2013		50	61
Republic of Germany
5.375% due 01/04/2010		500	645
5.250% due 01/04/2011		1,100	1,429
4.250% due 01/04/2014		1,400	1,755
4.250% due 07/04/2014		4,000	5,018
6.250% due 01/04/2024		600	936
6.500% due 07/04/2027		1,100	1,805
5.625% due 01/04/2028		3,050	4,553
4.750% due 07/04/2028		1,000	1,344
6.250% due 01/04/2030		300	487
5.500% due 01/04/2031		400	597
4.750% due 07/04/2034		100	137

Total Germany (Cost $18,834)			18,829

ITALY (j) 0.5%
Seashell Securities PLC
2.824% due 10/25/2028	EC	53	64
Siena Mortgages SpA
2.934% due 12/16/2038		281	342
Telecom Italia SpA
5.625% due 02/01/2007		60	74

Total Italy (Cost $473)			480

JAPAN (j) 7.0%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EC	100	118
Japan Government Bond
0.700% due 09/20/2008	JY	20,000	170
1.600% due 09/20/2013		10,000	85
1.500% due 03/20/2014		50,000	420
1.600% due 06/20/2014		120,000	1,014
1.600% due 09/20/2014		240,000	2,024
2.300% due 05/20/2030		7,000	61
2.400% due 03/20/2034		50,000	440
2.300% due 06/20/2035		130,000	1,119
2.500% due 09/20/2035		280,000	2,516
Resona Bank Ltd.
5.850% due 09/29/2049		$100	97
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		100	97

Total Japan (Cost $8,459)			8,161

MEXICO (j) 0.4%
Mexico Government International Bond
6.750% due 06/06/2006	JY	7,000	60
Pemex Project Funding Master Trust
5.750% due 12/15/2015		$100	96
6.625% due 06/15/2035		300	290

Total Mexico (Cost $462)			446

NETHERLANDS (j) 1.2%
Dutch Mortgage-Backed Securities BV
2.767% due 10/02/2079	EC	1,000	1,214
Netherlands Government Bond
4.250% due 07/15/2013		200	251

Total Netherlands (Cost $1,479)			1,465

PANAMA 0.1%
Panama Government International Bond
9.625% due 02/08/2011		$100	116

Total Panama (Cost $116)			116

PERU 0.1%
Peru Government International Bond
9.125% due 02/21/2012		$100	114

Total Peru (Cost $114)			114

RUSSIA 0.2%
Russia Government International Bond
10.000% due 06/26/2007		$50	53
5.000% due 03/31/2030		100	110
VTB Capital S.A.
5.680% due 09/21/2007		100	100

Total Russia (Cost $266)			263

SOUTH AFRICA 0.0%
South Africa Government International Bond
8.375% due 10/17/2006		$53	54

Total South Africa (Cost $55)			54

SPAIN (j) 1.2%
Banesto Banco de Emisiones
2.538% due 10/04/2006	EC	100	121
Caja de Ahorros y Monte de Piedad de Madrid
2.644% due 05/30/2006		100	121
Spain Government Bond
5.150% due 07/30/2009		900	1,148

Total Spain (Cost $1,363)			1,390

UNITED KINGDOM (j) 12.4%
HBOS PLC
5.920% due 09/29/2049		$200	193
Holmes Financing PLC
2.747% due 10/15/2009	EC	100	121
2.767% due 07/25/2010		100	122
Paragon Mortgages PLC
3.051% due 03/15/2030		200	242
United Kingdom Gilt
5.000% due 03/07/2008	BP	100	176
4.750% due 06/07/2010		6,000	10,537
5.000% due 03/07/2012		200	358
4.750% due 09/07/2015		1,500	2,676

Total United Kingdom (Cost $14,737)			14,425

UNITED STATES 40.4%
Asset-Backed Securities 4.3%
AAA Trust
4.918% due 11/26/2035		$83	83
ACE Securities Corp.
4.928% due 10/25/2035		155	156
Aegis Asset-Backed Securities Trust
5.020% due 10/25/2034		67	67
Amortizing Residential Collateral Trust
5.168% due 10/25/2031		5	5
5.108% due 07/25/2032		1	1
Argent Securities, Inc.
4.938% due 10/25/2035		140	140
Asset-Backed Funding Certificates
4.928% due 08/25/2035		49	49
Asset-Backed Securities Corp. Home Equity
4.928% due 11/25/2035		80	81
Bear Stearns Asset-Backed Securities, Inc.
5.028% due 07/25/2031		23	24
4.988% due 12/25/2042		20	20
Carrington Mortgage Loan Trust
4.898% due 06/25/2035		46	46
4.938% due 09/25/2035		390	390
Centex Home Equity
4.908% due 06/25/2035		81	82
Countrywide Asset-Backed Certificates
4.898% due 10/25/2035		44	44
CS First Boston Mortgage Securities Corp.
5.128% due 01/25/2032		2	2
5.148% due 05/25/2043		2	2
First Franklin Mortgage Loan Asset-Backed Certificates
5.468% due 02/25/2034		10	10
GSAMP Trust
5.108% due 03/25/2034		82	82
Irwin Home Equity
5.338% due 06/25/2028		1	1
Long Beach Mortgage Loan Trust
4.889% due 04/25/2036		500	500
Merrill Lynch Mortgage Investors, Inc.
4.918% due 06/25/2036		43	43
Morgan Stanley Capital I
4.703% due 02/25/2036		600	600
Morgan Stanley Home Equity Loans
4.892% due 02/25/2036		600	600
Quest Trust
4.898% due 12/25/2035		187	187
Residential Asset Mortgage Products, Inc.
5.148% due 12/25/2033		8	8
4.898% due 10/25/2036		554	555
Residential Asset Securities Corp.
4.918% due 05/25/2027		82	82
SACO I, Inc.
4.928% due 07/25/2035		159	160
Saxon Asset Securities Trust
5.088% due 01/25/2032		3	3
Soundview Home Equity Loan Trust
4.988% due 04/25/2035		117	117
4.928% due 11/25/2035		161	161
Structured Asset Securities Corp.
5.218% due 05/25/2034		48	48
4.900% due 04/25/2035		77	75
4.928% due 11/25/2035		579	579
Truman Capital Mortgage Loan Trust
5.158% due 01/25/2034		52	52

			5,055

Corporate Bonds & Notes 4.2%
Atlantic & Western Re Ltd.
10.979% due 01/09/2007		250	248
CIT Group, Inc.
4.840% due 02/21/2008		300	300
4.984% due 05/23/2008		100	100
Citigroup, Inc.
5.000% due 12/26/2008		200	200
CMS Energy Corp.
8.900% due 07/15/2008		200	214
7.500% due 01/15/2009		100	103
DaimlerChrysler N.A. Holding Corp.
6.400% due 05/15/2006		100	100
Dominion Resources, Inc.
5.265% due 09/28/2007		100	100
General Electric Capital Corp.
5.010% due 06/15/2009		500	501
General Motors Acceptance Corp.
5.645% due 05/18/2006		100	100
Harrah’s Operating Co., Inc.
5.315% due 02/08/2008		100	100
HJ Heinz Co.
6.428% due 12/01/2020		300	306
HSBC Finance Corp.
5.040% due 09/15/2008		100	100
5.500% due 01/19/2016		200	196
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		100	106
Morgan Stanley
4.830% due 02/09/2009		500	501
Oracle Corp.
4.810% due 01/13/2009		200	200
Pemex Project Funding Master Trust
5.430% due 12/03/2012		100	100
SB Treasury Co. LLC
9.400% due 12/29/2049		100	108
Time Warner, Inc.
6.125% due 04/15/2006		100	100
Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		200	218
Toyota Motor Credit Corp.
4.719% due 10/12/2007		400	400
Wachovia Bank N.A.
4.980% due 03/23/2009		500	500

			4,901

Mortgage-Backed Securities 6.2%
Banc of America Mortgage Securities
5.000% due 05/25/2034		283	272
Countrywide Alternative Loan Trust
4.861% due 02/25/2036		497	499
4.986% due 02/25/2036		499	500
Countrywide Home Loan Mortgage Pass-Through Trust
5.098% due 08/25/2034		50	50
5.198% due 09/25/2034		93	93
5.148% due 02/25/2035		63	63
4.901% due 03/25/2035		559	561
5.138% due 03/25/2035		70	70
5.108% due 04/25/2035		65	65
CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		12	12
GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037		617	600
GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035		95	97
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		135	134
GSR Mortgage Loan Trust
3.406% due 06/01/2034		116	113
4.541% due 09/25/2035		274	268
Harborview Mortgage Loan Trust
5.146% due 02/25/2034		38	38
Lehman XS Trust
4.910% due 04/25/2046		500	500
Mellon Residential Funding Corp.
5.189% due 12/15/2030		69	69
Morgan Stanley Capital I
4.889% due 04/15/2016		52	52
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035		93	92
Residential Accredit Loans, Inc.
4.986% due 03/25/2046		600	601
Sequoia Mortgage Trust
5.076% due 08/20/2032		27	27
Structured Asset Mortgage Investments, Inc.
5.126% due 03/19/2034		65	65
5.066% due 07/19/2034		56	56
1.000% due 03/25/2036		600	600
Washington Mutual, Inc.
5.088% due 12/25/2027		150	150
5.129% due 10/25/2032		6	6
4.597% due 02/27/2034		23	22
5.018% due 08/25/2042		73	72
5.128% due 12/25/2044		67	67
5.138% due 01/25/2045		69	70
5.108% due 10/25/2045		188	189
5.088% due 12/26/2045		391	392
Wells Fargo Mortgage-Backed Securities Trust
4.750% due 10/25/2018		270	259
4.950% due 03/25/2036		496	491

			7,215

Municipal Bonds & Notes 0.2%
Connecticut State General Obligation Notes, Series 2001
5.500% due 12/15/2013		100	110
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2004
5.000% due 02/01/2033		25	26
New York City, New York Municipal Water Finance Authority Revenue Notes, (FSA Insured), Series 2002
5.250% due 08/01/2011		100	107
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2004
5.000% due 02/01/2028		25	26

			269

	Shares
Preferred Security 0.5%
DG Funding Trust
6.777% due 12/31/2049		58	615

	Principal Amount (000s)
U.S. Government Agencies 16.6%
Fannie Mae
4.194% due 11/01/2034		$439	433
4.401% due 10/01/2034		60	59
4.938% due 03/25/2034		78	78
4.968% due 08/25/2034		77	77
4.970% due 12/01/2034		65	64
5.000% due 11/01/2018 - 04/12/2036 (c)		910	877
5.068% due 08/25/2030		72	72
5.500% due 10/01/2016 - 04/12/2036 (c)		12,668	12,398
6.000% due 07/25/2044		139	139
Freddie Mac
4.818% due 10/25/2044		357	359
5.500% due 06/01/2035 - 04/12/2036 (c)		4,923	4,811
5.745% due 02/01/2029		36	37
Government National Mortgage Association
5.125% due 11/20/2024		9	9

			19,413

U.S. Treasury Obligations 8.4%
Treasury Inflation Protected Securities (a)
2.000% due 01/15/2014		107	105
2.000% due 07/15/2014		210	205
3.000% due 07/15/2012		110	115
U.S. Treasury Bonds
8.750% due 05/15/2017		100	132
8.875% due 02/15/2019		200	272
8.125% due 08/15/2019		100	130
8.125% due 05/15/2021		1,100	1,453
7.125% due 02/15/2023		600	738
6.250% due 08/15/2023		3,800	4,311
U.S. Treasury Notes
3.875% due 09/15/2010		30	29
4.250% due 08/15/2013		100	96
4.500% due 02/15/2016		800	778
4.625% due 02/29/2008		800	797
U.S. Treasury Strips
0.000% due 05/15/2017 (b)		430	248
0.000% due 08/15/2020 (b)		300	145
0.000% due 11/15/2021 (b)		600	272

			9,826

Total United States (Cost $48,039)			47,294

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.0%
2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 04/06/2006		$2,300	0
Strike @ 4.750% Exp. 05/02/2006		4,600	0
Strike @ 4.750% Exp. 08/07/2006		4,700	2
Strike @ 4.250% Exp. 10/11/2006		2,300	0
Strike @ 4.250% Exp. 10/12/2006		2,300	0
Strike @ 4.500% Exp. 10/18/2006		4,700	1
Strike @ 4.250% Exp. 10/25/2006		4,700	0
30-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 5.750% Exp. 04/27/2009		100	9
U.S. dollar versus Japanese Yen (OTC)
Strike @ JY117.000 Exp. 12/11/2006		790	13
		# of Contracts
90-Day Eurodollar June Futures (CME)
Strike @ $95.000 Exp. 06/19/2006		101	5

Total Purchased Call Options (Cost $132)			30

		Notional Amount (000s)
PURCHASED PUT OPTIONS (j) 0.1%
30-Year Interest Rate Swap (OTC) Pay 6-Month BP-LIBOR Floating Rate Index
Strike @ 4.100% Exp. 06/12/2006	BP	1,000	73
Strike @ 4.250% Exp. 06/12/2006		500	20
15-Year Interest Rate Swap (OTC) Pay 6-Month EC-LIBOR Floating Rate Index
Strike @ 3.450% Exp. 06/16/2006	EC	600	13
30-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 6.250% Exp. 04/27/2009		$100	4
U.S. dollar versus Japanese Yen (OTC)
Strike @ JY115.000 Exp. 05/26/2006		500	4
		# of Contracts
90-Day Eurodollar December Futures (CME)
Strike @ $91.750 Exp. 12/18/2006		161	1
90-Day Eurodollar June Futures (CME)
Strike @ $95.000 Exp. 06/19/2006		79	43
U.S. Treasury 10-Year Notes June Futures (CBOT)
Strike @ $101.000 Exp. 05/26/2006		9	0

Total Purchased Put Options (Cost $88)			158

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS 26.3%
Certificates of Deposit 0.6%
Countrywide Bank N.A.
4.759% due 09/15/2006		$700	700

Commercial Paper 24.2%
Bank of Ireland
4.770% due 06/08/2006		1,300	1,288
BNP Paribas Finance
4.420% due 04/04/2006		1,100	1,100
CBA (de) Finance
4.660% due 05/22/2006		1,200	1,192
Danske Corp.
4.490% due 04/24/2006		1,500	1,496
4.515% due 04/26/2006		700	698
4.830% due 06/26/2006		1,000	988
DnB NORBank ASA
4.485% due 04/18/2006		1,100	1,098
4.650% due 06/08/2006		1,200	1,189
HBOS Treasury Services PLC
4.610% due 05/09/2006		2,700	2,688
ING U.S. Funding LLC
4.480% due 04/19/2006		2,700	2,695
Nordea N.A., Inc.
4.600% due 05/08/2006		1,800	1,792
4.740% due 06/02/2006		900	892
Skandinaviska Enskilda Banken AB
4.780% due 06/09/2006		3,000	2,972
4.840% due 06/22/2006		500	494
Societe Generale N.A.
4.430% due 04/06/2006		1,100	1,100
Spintab AB
4.490% due 04/18/2006		2,700	2,695
4.700% due 05/26/2006		600	596
Sumitomo Corp. of America
4.980% due 09/12/2006		200	195
UBS Finance Delaware LLC
4.430% due 04/10/2006		800	799
4.505% due 04/24/2006		1,300	1,297
4.640% due 06/06/2006		1,000	991

			28,255

Repurchase Agreement 0.5%
State Street Bank
4.400% due 04/03/2006		603	603
(Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $617. Repurchase proceeds are $603.)

U.S. Treasury Bills 1.0%
4.502% due 06/01/2006-06/15/2006 (c)(e)(g)		1,110	1,100

Total Short-Term Instruments (Cost $30,663)			30,658

Total Investments (d) 109.4% (Cost $129,197)			$127,726
Written Options (i) (0.1%) (Premiums $179)			(104)
Other Assets and Liabilities (Net) (9.3%)			(10,895)

Net Assets 100.0%			$116,727

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Principal amount of security is adjusted for inflation.

(b) Principal only security.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) As of March 31, 2006, portfolio securities with an aggregate market value of $4,654 were valued with reference to securities whose prices are more readily obtainable.

(e) Securities with an aggregate market value of $247 have been pledged as collateral for swap and swaption contracts on March 31, 2006.

(f) Written options with premiums to be determined on a future date outstanding on March 31, 2006:

Type	# of Contracts	Unrealized Depreciation
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%.
Counterparty: Goldman Sachs & Co.
Exp. 08/23/2007	6,000	$(1)

(g) Securities with an aggregate market value of $357 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar March Futures	Long	03/2007	40	$(8)
Euro-Bobl 5-Year Note June Futures	Long	06/2006	4	(4)
Euro-Bund 10-Year Note June Futures	Long	06/2006	77	(132)
Japan Government 10-Year Bond June Futures	Long	06/2006	16	(161)
U.S. Treasury 5-Year Note June Futures	Long	06/2006	16	(7)
U.S. Treasury 10-Year Note June Futures	Long	06/2006	93	(121)
U.S. Treasury 30-Year Bond June Futures	Long	06/2006	11	(41)

				$(474)

(h) Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	06/15/2010	A$	700	$0
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		400	(1)
UBS Warburg LLC	6-month Australian Bank Bill	Pay	6.000%	06/15/2010		2,800	(9)
UBS Warburg LLC	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		1,600	4
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	3,400	(12)
Citibank N.A.	6-month BP-LIBOR	Receive	5.000%	06/18/2034		200	15
Deutsche Bank AG	6-month BP-LIBOR	Pay	5.000%	09/15/2010		600	(3)
HSBC Bank USA	6-month BP-LIBOR	Pay	5.000%	09/15/2010		1,000	(4)
HSBC Bank USA	6-month BP-LIBOR	Receive	5.000%	06/18/2034		300	(17)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		4,300	(17)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		200	(10)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Receive	5.000%	06/18/2034		1,000	(6)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		100	8
Bank of America	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014	C$	500	(2)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		700	5
Barclays Bank PLC	6-month EC-LIBOR	Receive	4.000%	06/17/2010	EC	10	0
Barclays Bank PLC	6-month EC-LIBOR	Receive	4.000%	12/15/2014		300	22
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		460	20
Citibank N.A.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		200	(12)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	5.000%	06/17/2012		900	9
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		2,800	156
Lehman Brothers, Inc.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		1,600	77
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		300	(6)
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		2,300	100
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		500	31
UBS Warburg LLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		200	(3)
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	06/18/2034		200	4
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	4.235%	12/17/2008	H$	5,800	10
Barclays Bank PLC	6-month JY-LIBOR	Receive	1.500%	06/15/2015	JY	60,000	10
Deutsche Bank AG	6-month JY-LIBOR	Pay	1.000%	03/18/2008		100,000	(2)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		920,000	186
Merrill Lynch & Co., Inc.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		120,000	32
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		510,000	113
UBS Warburg LLC	6-month JY-LIBOR	Receive	0.800%	03/20/2012		50,000	2
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		45,000	8
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	12/20/2013		420,000	26
Bank of America	3-month USD-LIBOR	Pay	3.000%	06/15/2006		$3,000	15
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2011		200	3
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016		4,500	45
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008		9,100	(66)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2011		1,400	19
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		700	(8)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		200	3
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		1,400	29
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	3.000%	06/15/2006		5,000	27
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2013		4,300	78
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008		700	(4)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		4,600	29
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	12/15/2007		65,200	(152)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016		1,500	18

							$770

(i) Written options outstanding on March 31, 2006:

Name of Issuer		Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CME Eurodollar 1-Year Mid-Curve June Futures		$95.250	06/16/2006	101	$37	$8
Put - CME Eurodollar 1-Year Mid-Curve June Futures		94.750	06/16/2006	79	12	22
				Notional Amount
Put - OTC U.S. dollar versus Japanese Yen	JY	112.000	05/26/2006	500	4	1

					$53	$31

Name of Issuer	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 30-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	5.350%	06/12/2006	$1,000	$19	31
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006	1,000	8	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006	2,000	16	2
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.300%	10/11/2006	1,000	7	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006	2,000	14	1
Put - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.200%	06/16/2006	800	3	7
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.300%	10/12/2006	1,000	7	0
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006	2,000	21	2
Put - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.350%	06/12/2006	1,000	19	30
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.780%	05/02/2006	2,000	12	0

							$126	$73

(j) Forward foreign currency contracts outstanding on March 31, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	A$	422	04/2006	$0	$(9)	$(9)
Buy	BP	89	04/2006	0	(2)	(2)
Sell		3,392	05/2006	55	0	55
Buy	BR	100	07/2006	2	0	2
Buy		61	08/2006	1	0	1
Buy	C$	2,375	05/2006	0	(2)	(2)
Buy	CP	10,300	07/2006	0	0	0
Buy		6,033	08/2006	0	0	0
Buy	DK	4,672	06/2006	7	0	7
Buy	EC	15,987	04/2006	3	(100)	(97)
Sell		500	04/2006	4	0	4
Buy	JY	3,455,918	04/2006	0	(110)	(110)
Sell		123,642	04/2006	4	(1)	3
Buy		42,000	05/2006	0	(1)	(1)
Buy	KW	13,000	04/2006	0	0	0
Buy		235,698	08/2006	0	(1)	(1)
Buy		26,973	09/2006	0	0	0
Buy	MP	457	08/2006	0	(1)	(1)
Buy		68	09/2006	0	0	0
Buy	PN	21	05/2006	0	0	0
Buy		124	08/2006	0	0	0
Buy	PZ	109	05/2006	0	0	0
Buy		15	09/2006	0	0	0
Buy	RP	648	08/2006	0	0	0
Buy	RR	172	07/2006	0	0	0
Buy		946	08/2006	1	0	1
Buy	S$	11	07/2006	0	0	0
Buy		33	08/2006	0	0	0
Buy	SK	6,628	06/2006	10	0	10
Buy	SR	97	08/2006	0	0	0
Buy	SV	478	08/2006	0	0	0
Buy		788	09/2006	0	0	0
Buy	T$	3,482	08/2006	0	(1)	(1)

				$87	$(228)	$(141)

(k) Short sales open on March 31, 2006 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	04/12/2036	$9,600	$9,411	$9,372

Schedule of Investments

High Yield Portfolio

March 31, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 2.9%
Centennial Cellular Operating Co. LLC
6.450% due 01/20/2011		$770	$783
6.830% due 01/20/2011		38	38
7.230% due 01/20/2011		22	22
6.270% due 02/09/2011		54	55
CSC Holdings, Inc.
5.000% due 02/24/2013		2,000	2,018
El Paso Corp.
7.750% due 11/22/2009		1,225	1,242
Headwaters, Inc.
6.430% due 04/30/2011		1,348	1,361
HealthSouth Corp.
8.150% due 02/02/2013		1,900	1,917
Ineos Group Holdings PLC
5.000% due 10/07/2012		1,200	1,214
Intelsat Ltd.
5.000% due 04/24/2006		1,000	1,001
Invensys PLC
7.791% due 09/05/2009		234	236
9.431% due 12/30/2009		900	921
JSG Holding PLC
7.240% due 11/29/2013		650	649
7.740% due 11/29/2014		650	649
Reliant Resources, Inc.
5.675% due 12/22/2010		372	372
Roundy’s Supermarket, Inc.
7.490% due 11/01/2011		500	508
7.720% due 11/01/2011		500	507

Total Bank Loan Obligations (Cost $13,383)			13,493

CORPORATE BONDS & NOTES 84.4%
Banking & Finance 14.6%
AES Ironwood LLC
8.857% due 11/30/2025		2,508	2,822
AES Red Oak LLC
8.540% due 11/30/2019		1,233	1,350
BCP Crystal US Holdings Corp.
9.625% due 06/15/2014		2,417	2,689
Bluewater Finance Ltd.
10.250% due 02/15/2012		2,200	2,321
Bombardier Capital, Inc.
7.090% due 03/30/2007 (i)		1,000	1,007
Corsair Netherlands No. 3 BV
10.460% due 03/07/2016		1,400	1,401
Eircom Funding
8.250% due 08/15/2013		800	865
Ferrellgas Escrow LLC
6.750% due 05/01/2014		1,350	1,306
Ford Motor Credit Co.
7.375% due 10/28/2009		260	245
5.700% due 01/15/2010		425	377
7.875% due 06/15/2010		500	469
7.375% due 02/01/2011		9,290	8,555
7.250% due 10/25/2011		225	205
7.000% due 10/01/2013		725	649
Forest City Enterprises, Inc.
7.625% due 06/01/2015		425	450
General Motors Acceptance Corp.
7.250% due 03/02/2011		2,000	1,897
6.000% due 04/01/2011		1,194	1,028
6.875% due 09/15/2011		3,550	3,313
7.000% due 02/01/2012		500	466
6.875% due 08/28/2012		1,500	1,386
8.000% due 11/01/2031		2,475	2,345
JSG Funding PLC
9.625% due 10/01/2012		3,815	4,053
K&F Acquisition, Inc.
7.750% due 11/15/2014		1,000	1,017
KRATON Polymers LLC
8.125% due 01/15/2014		1,700	1,713
Mirage Resorts, Inc.
7.250% due 08/01/2017		2,200	2,247
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		1,525	1,516
Rotech Healthcare, Inc.
9.500% due 04/01/2012		3,575	3,736
Standard Aero Holdings, Inc.
8.250% due 09/01/2014		350	310
Tenneco, Inc.
10.250% due 07/15/2013		2,600	2,899
8.625% due 11/15/2014		975	980
TRAINS
7.406% due 06/15/2015		9,518	9,641
Universal City Development Partners
11.750% due 04/01/2010		800	886
Universal City Florida Holding Co.
8.375% due 05/01/2010		1,600	1,620
Ventas Realty LP
6.750% due 06/01/2010		500	507
6.625% due 10/15/2014		300	301
7.125% due 06/01/2015		1,000	1,032
Wind Acquisition Finance S.A.
10.750% due 12/01/2015		1,000	1,085

			68,689

Industrials 55.5%
Abitibi-Consolidated Co. of Canada
8.375% due 04/01/2015		1,475	1,445
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010		1,850	1,868
7.750% due 06/15/2011		800	776
7.400% due 04/01/2018		400	342
8.850% due 08/01/2030		1,953	1,763
Alderwoods Group, Inc.
7.750% due 09/15/2012		975	1,007
Alliance One International, Inc.
11.000% due 05/15/2012		650	627
Allied Waste N.A., Inc.
6.375% due 04/15/2011		1,000	984
7.875% due 04/15/2013		2,125	2,229
7.250% due 03/15/2015		4,600	4,715
American Media Operations, Inc.
10.250% due 05/01/2009		888	808
AmeriGas Partners LP
7.250% due 05/20/2015		1,600	1,608
7.125% due 05/20/2016		1,900	1,900
Arco Chemical Co.
10.250% due 11/01/2010		50	54
ArvinMeritor, Inc.
8.750% due 03/01/2012		3,225	3,193
Aviall, Inc.
7.625% due 07/01/2011		650	668
Ball Corp.
6.625% due 03/15/2018		500	499
Bombardier, Inc.
6.750% due 05/01/2012		975	936
6.300% due 05/01/2014		700	646
Bowater Canada Finance
7.950% due 11/15/2011		1,350	1,353
Bowater, Inc.
6.500% due 06/15/2013		300	281
Boyd Gaming Corp.
7.125% due 02/01/2016		3,500	3,566
Buhrmann US, Inc.
8.250% due 07/01/2014		500	522
7.875% due 03/01/2015		1,300	1,323
CanWest Media, Inc.
8.000% due 09/15/2012		1,520	1,566
Cascades, Inc.
7.250% due 02/15/2013		750	709
CCO Holdings LLC
8.750% due 11/15/2013		2,700	2,639
Celestica, Inc.
7.625% due 07/01/2013		500	504
Cenveo Corp.
9.625% due 03/15/2012		1,000	1,081
Chart Industries, Inc.
9.125% due 10/15/2015		425	441
Charter Communications Operating LLC
8.375% due 04/30/2014		1,750	1,754
Chesapeake Energy Corp.
7.500% due 06/15/2014		1,300	1,368
7.000% due 08/15/2014		25	26
6.375% due 06/15/2015		1,375	1,360
6.625% due 01/15/2016		200	200
6.875% due 01/15/2016		1,200	1,215
Choctaw Resort Development Enterprise
7.250% due 11/15/2019		1,400	1,414
Colorado Interstate Gas Co.
6.850% due 06/15/2037		200	203
Community Health Systems, Inc.
6.500% due 12/15/2012		1,000	974
Continental Airlines, Inc.
6.920% due 04/02/2013 (i)		811	818
7.373% due 12/15/2015		275	263
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012		1,200	1,098
Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013		425	442
7.750% due 11/15/2015		1,400	1,459
CSC Holdings, Inc.
8.125% due 07/15/2009		100	104
8.125% due 08/15/2009		2,605	2,703
7.625% due 04/01/2011		2,625	2,651
6.750% due 04/15/2012		1,600	1,572
DaVita, Inc.
7.250% due 03/15/2015		3,200	3,232
Delhaize America, Inc.
9.000% due 04/15/2031		3,650	4,240
Delta Air Lines, Inc.
7.379% due 05/18/2010		229	231
7.570% due 11/18/2010		950	951
Dex Media West LLC
8.500% due 08/15/2010		925	983
9.875% due 08/15/2013		2,200	2,445
DirecTV Holdings LLC
8.375% due 03/15/2013		684	734
6.375% due 06/15/2015		1,925	1,911
Dresser, Inc.
9.375% due 04/15/2011		3,350	3,517
Dresser-Rand Group, Inc.
7.375% due 11/01/2014		396	406
DRS Technologies, Inc.
7.625% due 02/01/2018		1,000	1,035
EchoStar DBS Corp.
5.750% due 10/01/2008		875	871
6.375% due 10/01/2011		1,050	1,032
6.625% due 10/01/2014		2,825	2,744
7.125% due 02/01/2016		2,500	2,472
El Paso Corp.
6.500% due 06/01/2008		900	902
7.625% due 09/01/2008		1,650	1,691
7.750% due 06/15/2010		250	259
10.750% due 10/01/2010		1,500	1,684
9.625% due 05/15/2012		200	223
7.875% due 06/15/2012		4,155	4,347
7.375% due 12/15/2012		300	307
8.050% due 10/15/2030		1,300	1,342
7.800% due 08/01/2031		700	707
7.750% due 01/15/2032		1,200	1,215
El Paso Production Holding Co.
7.750% due 06/01/2013		750	781
Encore Acquisition Co.
6.250% due 04/15/2014		300	289
6.000% due 07/15/2015		50	47
Equistar Chemicals LP
10.125% due 09/01/2008		45	48
8.750% due 02/15/2009		2,035	2,116
Extendicare Health Services, Inc.
9.500% due 07/01/2010		800	849
Ferrellgas Partners LP
8.870% due 08/01/2009 (i)		1,200	1,257
8.750% due 06/15/2012		1,525	1,552
Ford Motor Co.
7.450% due 07/16/2031		2,000	1,495
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011		2,250	2,396
Gaylord Entertainment Co.
8.000% due 11/15/2013		1,000	1,047
Gaz Capital
8.625% due 04/28/2034		175	215
Gazprom International S.A.
9.625% due 03/01/2013		870	1,033
7.201% due 02/01/2020		600	628
General Motors Corp.
8.250% due 07/15/2023		1,700	1,232
Georgia-Pacific Corp.
8.000% due 01/15/2024		500	507
7.375% due 12/01/2025		5,710	5,510
Greif, Inc.
8.875% due 08/01/2012		400	428
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012		900	992
Hanover Compressor Co.
9.000% due 06/01/2014		500	540
HCA, Inc.
7.875% due 02/01/2011		1,450	1,533
6.950% due 05/01/2012		1,550	1,573
6.300% due 10/01/2012		350	343
6.250% due 02/15/2013		1,900	1,853
6.750% due 07/15/2013		2,175	2,178
7.190% due 11/15/2015		200	205
6.500% due 02/15/2016		650	637
7.500% due 12/15/2023		400	390
Hertz Corp.
8.875% due 01/01/2014		1,600	1,668
Horizon Lines LLC
9.000% due 11/01/2012		1,616	1,717
Host Marriott LP
7.000% due 08/15/2012		100	103
7.125% due 11/01/2013		2,505	2,561
6.750% due 06/01/2016		400	401
Ingles Markets, Inc.
8.875% due 12/01/2011		1,450	1,522
Intelsat Bermuda Ltd.
9.614% due 01/15/2012		1,000	1,021
Intelsat Subsidiary Holding Co. Ltd.
8.250% due 01/15/2013		150	153
8.625% due 01/15/2015		900	934
Invensys PLC
9.875% due 03/15/2011		1,150	1,228
JC Penney Corp., Inc.
7.400% due 04/01/2037		180	195
Jefferson Smurfit Corp. U.S.
8.250% due 10/01/2012		750	740
7.500% due 06/01/2013		500	472
JET Equipment Trust
10.000% due 06/15/2012 (a)		653	551
7.630% due 08/15/2012 (a)		352	198
L-3 Communications Corp.
6.375% due 10/15/2015		900	891
Legrand S.A.
8.500% due 02/15/2025		475	584
Mandalay Resort Group
9.375% due 02/15/2010		2,300	2,507
7.625% due 07/15/2013		400	415
Mediacom Broadband LLC
11.000% due 07/15/2013		2,940	3,146
MGM Mirage
8.500% due 09/15/2010		500	537
8.375% due 02/01/2011		825	874
6.750% due 09/01/2012		650	652
6.750% due 04/01/2013		775	775
6.625% due 07/15/2015		2,100	2,076
Nalco Co.
7.750% due 11/15/2011		1,800	1,831
8.875% due 11/15/2013		500	522
New Skies Satellites NV
9.125% due 11/01/2012		825	889
Newfield Exploration Co.
6.625% due 04/15/2016		1,050	1,054
Newpark Resources
8.625% due 12/15/2007		1,390	1,397
Norampac, Inc.
6.750% due 06/01/2013		1,450	1,388
Northwest Airlines, Inc.
6.841% due 10/01/2012		300	300
6.810% due 02/01/2020		820	812
Northwest Pipeline Corp.
7.125% due 12/01/2025		500	517
Novelis, Inc.
7.250% due 02/15/2015		1,200	1,158
Owens-Brockway Glass Container, Inc.
7.750% due 05/15/2011		150	157
6.750% due 12/01/2014		2,175	2,137
Peabody Energy Corp.
6.875% due 03/15/2013		2,041	2,082
Plains Exploration & Production Co.
7.125% due 06/15/2014		1,625	1,678
PQ Corp.
7.500% due 02/15/2013		1,225	1,182
Premier Entertainment Biloxi LLC
10.750% due 02/01/2012		750	720
Primedia, Inc.
8.875% due 05/15/2011		75	73
8.000% due 05/15/2013		400	368
Quiksilver, Inc.
6.875% due 04/15/2015		2,600	2,541
Qwest Communications International, Inc.
7.250% due 02/15/2011		4,775	4,918
7.500% due 02/15/2014		8,125	8,409
RH Donnelley Corp.
6.875% due 01/15/2013		250	235
8.875% due 01/15/2016		1,350	1,411
Rhodia S.A.
7.625% due 06/01/2010		750	765
RJ Reynolds Tobacco Holdings, Inc.
7.250% due 06/01/2012		2,075	2,153
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		600	606
Rogers Cable, Inc.
6.750% due 03/15/2015		1,560	1,599
8.750% due 05/01/2032		800	952
Roseton
7.270% due 11/08/2010		2,275	2,300
7.670% due 11/08/2016		2,400	2,453
Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018		25	26
7.500% due 10/15/2027		350	368
Russell Corp.
9.250% due 05/01/2010		400	417
Sanmina-SCI Corp.
8.125% due 03/01/2016		1,175	1,193
SemGroup LP
8.750% due 11/15/2015		1,000	1,025
Seneca Gaming Corp.
7.250% due 05/01/2012		2,000	2,030
SESI LLC
8.875% due 05/15/2011		2,015	2,116
Sheraton Holding Corp.
7.375% due 11/15/2015		1,450	1,573
Smurfit Capital Funding PLC
7.500% due 11/20/2025		500	467
Smurfit-Stone Container Enterprises, Inc.
9.750% due 02/01/2011		1,050	1,084
8.375% due 07/01/2012		2,545	2,520
Solectron Global Finance Ltd.
8.000% due 03/15/2016		550	554
Sonat, Inc.
7.625% due 07/15/2011		2,650	2,743
7.000% due 02/01/2018		500	488
Spectrum Brands, Inc.
8.500% due 10/01/2013		1,300	1,209
7.375% due 02/01/2015		1,896	1,659
Station Casinos, Inc.
6.500% due 02/01/2014		1,200	1,193
6.875% due 03/01/2016		1,000	1,010
6.625% due 03/15/2018		1,000	983
Stone Container Finance
7.375% due 07/15/2014		625	584
Suburban Propane Partners LP
6.875% due 12/15/2013		2,750	2,654
Sungard Data Systems, Inc.
9.125% due 08/15/2013		1,580	1,679
Superior Essex Communications LLC
9.000% due 04/15/2012		500	505
Tenet Healthcare Corp.
7.375% due 02/01/2013		1,925	1,766
Triad Hospitals, Inc.
7.000% due 11/15/2013		2,275	2,252
Trinity Industries, Inc.
6.500% due 03/15/2014		900	905
TRW Automotive, Inc.
9.375% due 02/15/2013		2,025	2,200
UGS Corp.
10.000% due 06/01/2012		375	414
United Airlines, Inc.
6.201% due 09/01/2008		177	175
6.602% due 09/01/2013		396	392
Unity Media GmbH
10.375% due 02/15/2015		750	750
US Airways Group, Inc.
9.625% due 09/01/2024 (a)		1,016	4
9.330% due 01/01/2049 (a)		84	1
Valero Energy Corp.
7.800% due 06/14/2010		850	862
VWR International, Inc.
6.875% due 04/15/2012		660	653
8.000% due 04/15/2014		3,190	3,198
Williams Cos., Inc.
6.375% due 10/01/2010		1,000	995
7.625% due 07/15/2019		3,950	4,227
7.875% due 09/01/2021		3,075	3,321
7.500% due 01/15/2031		375	391
7.750% due 06/15/2031		650	692
Wynn Las Vegas LLC
6.625% due 12/01/2014		5,850	5,711
Xerox Corp.
6.875% due 08/15/2011		125	129
6.400% due 03/15/2016		500	499

			260,977

Utilities 14.3%
AES Corp.
8.750% due 05/15/2013		2,350	2,550
American Cellular Corp.
10.000% due 08/01/2011		1,850	2,017
Cincinnati Bell, Inc.
7.250% due 07/15/2013		3,425	3,536
8.375% due 01/15/2014		1,970	2,012
Citizens Communications Co.
6.250% due 01/15/2013		1,925	1,882
7.000% due 11/01/2025		75	67
9.000% due 08/15/2031		1,050	1,127
7.450% due 07/01/2035		250	226
CMS Energy Corp.
7.500% due 01/15/2009		375	388
7.750% due 08/01/2010		600	632
8.500% due 04/15/2011		1,000	1,085
6.300% due 02/01/2012		300	297
6.875% due 12/15/2015		775	788
Exco Resources, Inc.
7.250% due 01/15/2011		175	175
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013		1,100	1,111
9.947% due 05/01/2013		500	503
Homer City Funding LLC
8.734% due 10/01/2026		989	1,123
Intelsat Bermuda Ltd.
8.250% due 01/15/2013		250	256
8.625% due 01/15/2015		2,025	2,101
IPALCO Enterprises, Inc.
8.375% due 11/14/2008		1,050	1,103
8.625% due 11/14/2011		490	538
Midwest Generation LLC
8.560% due 01/02/2016		4,784	5,160
8.750% due 05/01/2034		2,550	2,773
Mobile Telesystems Finance S.A.
8.375% due 10/14/2010		500	520
8.000% due 01/28/2012		450	460
MSW Energy Holdings LLC
8.500% due 09/01/2010		500	533
MSW Energy Holdings II LLC
7.375% due 09/01/2010		650	673
Northwestern Bell Telephone
7.750% due 05/01/2030		1,208	1,234
NRG Energy, Inc.
7.250% due 02/01/2014		1,525	1,554
7.375% due 02/01/2016		2,420	2,477
PSEG Energy Holdings LLC
10.000% due 10/01/2009		595	662
8.500% due 06/15/2011		5,500	5,954
Qwest Capital Funding, Inc.
7.900% due 08/15/2010		1,650	1,724
7.250% due 02/15/2011		300	306
Qwest Corp.
8.875% due 03/15/2012		1,650	1,852
7.200% due 11/10/2026		700	708
6.875% due 09/15/2033		1,000	965
Reliant Energy, Inc.
9.250% due 07/15/2010		1,975	1,987
6.750% due 12/15/2014		3,075	2,729
Rogers Wireless, Inc.
7.250% due 12/15/2012		150	159
8.000% due 12/15/2012		695	741
6.375% due 03/01/2014		350	351
7.500% due 03/15/2015		1,020	1,099
Rural Cellular Corp.
9.875% due 02/01/2010		450	483
8.250% due 03/15/2012		825	862
Sierra Pacific Resources
7.803% due 06/15/2012		975	1,028
8.625% due 03/15/2014		500	545
South Point Energy Center LLC
8.400% due 05/30/2012		2,288	2,185
Suncom Wireless, Inc.
8.500% due 06/01/2013		575	549
Tenaska Alabama Partners LP
7.000% due 06/30/2021		1,391	1,402
Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014		1,625	1,751
Time Warner Telecom, Inc.
10.125% due 02/01/2011		500	528

			67,471

Total Corporate Bonds & Notes (Cost $393,113)			397,137

SOVEREIGN ISSUES 3.2%
Brazilian Government International Bond
10.500% due 07/14/2014		2,150	2,682
8.000% due 01/15/2018		7,148	7,763
8.875% due 10/14/2019		50	58
8.750% due 02/04/2025		50	57
8.250% due 01/20/2034		1,100	1,215
11.000% due 08/17/2040		925	1,188
Guatemala Government Bond
9.250% due 08/01/2013		450	524
Panama Government International Bond
8.875% due 09/30/2027		1,050	1,281

Total Sovereign Issues (Cost $13,383)			14,768

FOREIGN CURRENCY-DENOMINATED ISSUES (k) 4.0%
Cognis Holding GmbH
11.644% due 01/15/2015 (b)	EC	112	130
French Treasury Note
4.500% due 07/12/2006		1,500	1,825
Ineos Group Holding
9.481% due 10/07/2006		1,000	1,215
Italy Buoni Poliennali Del Tesoro
2.750% due 05/15/2006		5,000	6,059
JSG Funding PLC
10.125% due 10/01/2012		650	886
JSG Holding PLC
11.500% due 10/01/2015 (b)		1,184	1,490
Kronos International, Inc.
8.875% due 06/30/2009		300	382
Lighthouse International Co. S.A.
8.000% due 04/30/2014		2,220	2,909
Rhodia S.A.
8.000% due 06/01/2010		1,000	1,291
SigmaKalon
4.742% due 06/30/2012		1,000	1,197
UPC Broadband Holding BV
5.137% due 04/01/2010		1,000	1,215
UPC Holding BV
8.625% due 01/15/2014		125	150

Total Foreign Currency-Denominated Issues (Cost $18,070)			18,749

	Notional Amount (000s)
PURCHASED PUT OPTIONS 0.0%
U.S. dollar versus Japanese Yen (OTC)
Strike @ JY115.000 Exp. 05/26/2006		$1,500	12

Total Purchased Put Options (Cost $24)			12

	Shares
CONVERTIBLE PREFERRED STOCK 0.1%
Chesapeake Energy Corp.
4.500% due 12/31/2049		5,000	480

Total Convertible Preferred Stock (Cost $500)			480

PREFERRED SECURITY 1.1%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		2,050	2,106
Xerox Capital Trust I
8.000% due 02/01/2027		3,100,000	3,224

Total Preferred Security (Cost $5,379)			5,330

	Principal Amount (000s)
CONVERTIBLE BONDS & NOTES 0.2%
CMS Energy Corp.
2.875% due 12/01/2024		$950	1,021

Total Convertible Bonds & Notes (Cost $1,094)			1,021

SHORT-TERM INSTRUMENTS (k) 5.1%
Commercial Paper 2.3%
Nordea N.A., Inc.
4.690% due 05/25/2006		7,400	7,350
UBS Finance Delaware LLC
4.660% due 05/22/2006		3,700	3,677

			11,027

Repurchase Agreement 1.3%
State Street Bank
4.400% due 04/03/2006		6,292	6,292

(Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $6,420. Repurchase proceeds are $6,294.)
France Treasury Bill 1.0%
2.419% due 05/24/2006		EC 3,710	4,481

Netherlands Treasury Bill 0.0%
2.461% due 04/28/2006		200	242

U.S. Treasury Bills 0.5%
4.498% due 06/01/2006-06/15/2006 (c)(e)(f)		$2,150	2,132

Total Short-Term Instruments (Cost $24,071)			24,174

Total Investments (d) 101.0% (Cost $469,017)			$475,164

Written Options (h) (0.0%) (Premiums $388)			(174)
Other Assets and Liabilities (Net) (1.0%)			(4,516)

Net Assets 100.0%			$470,474

See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Security is in default.

(b) Payment in-kind bond security.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) As of March 31, 2006, portfolio securities with an aggregate market value of $6,497 were valued with reference to securities whose prices are more readily obtainable.

(e) Securities with an aggregate market value of $496 have been pledged as collateral for swap and swaption contracts on March 31, 2006.

(f) Securities with an aggregate market value of $1,141 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	844	$(934)

(g) Swap agreements outstanding on March 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2006	$1,000	$6
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	12/20/2006	1,500	22
Credit Suisse First Boston	Gaz Capital S.A. 8.625% due 04/28/2034	Sell	0.720%	04/20/2006	2,000	8
Credit Suisse First Boston	Bombardier, Inc. 6.750% due 05/01/2012	Sell	1.400%	06/20/2006	1,500	4
Credit Suisse First Boston	CMS Energy Corp. 7.500% due 01/15/2009	Sell	1.800%	12/20/2010	625	13
Goldman Sachs & Co.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.400%	03/20/2007	700	9
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%	12/20/2010	500	14
J.P. Morgan Chase & Co.	Lear Corp. 8.110% due 05/15/2009	Sell	7.750%	03/20/2007	1,400	33
Lehman Brothers, Inc.	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	1.750%	06/20/2006	1,000	2
Lehman Brothers, Inc.	Primedia, Inc. 8.875% due 05/15/2011	Sell	2.500%	03/20/2007	1,000	(8)
UBS Warburg LLC	General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	09/20/2008	3,000	(413)

						$(310)

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(h) Written options outstanding on March 31, 2006:

Name of Issuer	Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures		$110.000	05/26/2006	667	$189	$11
Put - CBOT U.S. Treasury 10-Year Note June Futures		105.000	05/26/2006	319	78	85
Put - CBOT U.S. Treasury 10-Year Note June Futures		106.000	05/26/2006	77	19	43

				Notional Amount
Put - OTC U.S. dollar versus Japanese Yen	JY	112.000	05/26/2006	$1,500	11	3

					$297	$142

Name of Issuer	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.000%	06/02/2006	$8,500	$43	$0
Put - OTC 7-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	5.500%	06/02/2006	8,500	48	32

							$91	$32

(i) Restricted securities as of March 31, 2006:

Issuer Description	Coupon Rate	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	08/11/2003	$1,003	$1,007	0.21%
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	739	818	0.17
Ferrellgas Partners LP	8.870%	08/01/2009	01/28/2003	1,292	1,257	0.27

				$3,034	$3,082	0.39%

(j) Short sales outstanding on March 31, 2006:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Valueà
Intelsat Subsidiary Holding Co. Ltd.	8.625%	01/15/2015	$225	$230	$237

à	Market value includes $3 of interest payable on short sales.

(k) Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EC	5,387	04/2006	$0	$(34)	$(34)
Sell		21,817	04/2006	0	(94)	(94)
Buy	JY	527,939	05/2006	14	0	14

				$14	$(128)	$(114)

Schedule of Investments

Long-Term U.S. Government Portfolio

March 31, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 6.0%
Banking & Finance 4.6%
Allstate Life Global Funding Trusts
4.683% due 01/25/2008	$200	$200
Citigroup, Inc.
4.707% due 01/30/2009	600	600
Lehman Brothers Holdings, Inc.
4.713% due 01/23/2009	1,400	1,401
Pricoa Global Funding I
4.703% due 01/25/2008	200	200
U.S. Trade Funding Corp.
4.260% due 11/15/2014	786	759
Wells Fargo & Co.
5.000% due 03/23/2010	400	401

		3,561

Industrials 1.4%
DaimlerChrysler N.A. Holding Corp.
5.330% due 03/13/2009	400	401
Wal-Mart Stores, Inc.
5.250% due 09/01/2035	900	819

		1,220

Utilities 0.4%
Verizon Global Funding Corp.
4.879% due 08/15/2007	300	300

Total Corporate Bonds & Notes (Cost $5,482)		5,081

MUNICIPAL BONDS & NOTES 1.6%
Chicago, Illinois Motor Fuel Tax Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 01/01/2033	200	206
Dawson Ridge, Colorado Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	800	368
Detroit, Michigan School District General Obligation Bonds, (FGID Q-SBLF Insured), Series 2003
5.000% due 05/01/2033	100	103
Irving, Texas Independent School District General Obligation Notes, (PSF Insured), Series 2003
5.000% due 02/15/2031	200	206
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2002
5.125% due 06/15/2034	200	208
San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2032	250	256

Total Municipal Bonds & Notes (Cost $1,286)		1,347

U.S. GOVERNMENT AGENCIES 42.8%
Fannie Mae
4.285% due 04/26/2035	23	23
4.500% due 09/01/2035	1,997	1,844
4.898% due 07/25/2035	900	901
5.000% due 11/01/2019 - 09/01/2020 (b)	570	556
5.294% due 08/25/2021	29	29
5.444% due 08/25/2022	17	17
5.718% due 04/25/2032	39	39
5.744% due 04/25/2021	23	23
5.800% due 02/09/2026	500	490
6.000% due 04/12/2036	6,000	6,000
6.080% due 09/01/2028	64	70
Federal Farm Credit Bank
5.150% due 03/25/2020	250	243
Federal Home Loan Bank
2.875% due 05/22/2006	1,900	1,894
3.875% due 10/23/2006	2,000	1,987
4.000% due 07/14/2008	1,000	976
5.120% due 01/10/2013	5,000	4,882
6.000% due 02/12/2021	50	53
6.125% due 06/08/2018	80	86
Federal Housing Administration
6.896% due 07/01/2020	495	494
Freddie Mac
3.750% due 11/15/2006	2,000	1,984
4.500% due 05/15/2025	400	364
4.750% due 11/17/2015	6,000	5,809
4.818% due 10/25/2044	286	288
5.000% due 03/18/2014 - 09/15/2035 (b)	2,000	1,873
5.400% due 03/17/2021	1,000	974
5.450% due 02/15/2027	23	23
5.500% due 08/15/2030 - 06/15/2034 (b)	1,004	962
5.625% due 11/23/2035	900	867
5.750% due 02/15/2021	30	30
7.000% due 07/15/2023 - 12/01/2031 (b)	98	101
Government National Mortgage Association
6.000% due 08/20/2033	1,161	1,155
Small Business Administration
5.240% due 08/01/2023	865	854
Tennessee Valley Authority
5.375% due 04/01/2056	300	296

Total U.S. Government Agencies (Cost $36,559)		36,187

U.S. TREASURY OBLIGATIONS 46.3%
Treasury Inflation Protected Securities (a)
3.375% due 01/15/2007 (d)	5,320	5,378
2.375% due 01/15/2025	947	952
2.000% due 01/15/2026	1,499	1,421
U.S. Treasury Bonds
6.250% due 08/15/2023	6,900	7,828
6.000% due 02/15/2026	2,100	2,344
5.250% due 11/15/2028	2,800	2,876
4.500% due 02/15/2036	7,700	7,227
U.S. Treasury Strip
0.000% due 08/15/2019	21,700	11,083

Total U.S. Treasury Obligations (Cost $40,235)		39,109

MORTGAGE-BACKED SECURITIES 15.2%
Bear Stearns Adjustable Rate Mortgage Trust
5.062% due 03/25/2033	627	624
5.332% due 03/25/2033	188	187
4.815% due 01/25/2034	103	102
4.750% due 10/25/2035	500	484
4.750% due 11/25/2035	456	449
Bear Stearns Alt-A Trust
5.098% due 02/25/2034	59	59
Commercial Mortgage Pass-Through Certificates
6.145% due 05/15/2032	9	9
Countrywide Alternative Loan Trust
5.500% due 10/25/2033	1,142	1,013
5.028% due 05/25/2035	385	385
Countrywide Home Loan Mortgage Pass-Through Trust
5.138% due 03/25/2035	611	614
5.158% due 06/25/2035	3,535	3,548
CS First Boston Mortgage Securities Corp.
5.850% due 11/25/2032	41	42
5.368% due 04/25/2033	47	47
First Republic Mortgage Loan Trust
5.099% due 11/15/2031	377	379
Freddie Mac
7.275% due 07/25/2011	154	153
Harborview Mortgage Loan Trust
4.996% due 05/19/2035	330	331
Impac CMB Trust
5.249% due 09/25/2034	863	834
LB-UBS Commercial Mortgage Trust
5.401% due 03/15/2026	27	27
2.720% due 03/15/2027	614	594
MASTR Asset Securitization Trust
5.500% due 09/25/2033	468	455
Residential Accredit Loans, Inc.
5.218% due 01/25/2033	60	60
5.218% due 03/25/2033	128	129
Residential Funding Mortgage Security
6.500% due 03/25/2032	119	119
Sequoia Mortgage Trust
5.116% due 06/20/2032	105	105
5.126% due 07/20/2033	602	606
Structured Asset Mortgage Investments, Inc.
5.106% due 09/19/2032	771	772
5.196% due 06/18/2033	213	213
Washington Mutual MSC Mortgage Pass-Through Certificates
6.010% due 02/25/2031	71	71
5.388% due 02/25/2033	42	42
6.094% due 02/25/2033	32	32
6.245% due 05/25/2033	56	56
Washington Mutual, Inc.
5.048% due 04/25/2045	305	305

Total Mortgage-Backed Securities (Cost $12,947)		12,846

ASSET-BACKED SECURITIES 3.7%
AAA Trust
4.918% due 04/25/2035	146	146
Accredited Mortgage Loan Trust
4.918% due 07/25/2035	24	24
ACE Securities Corp.
4.938% due 02/25/2035	9	9
Bayview Financial Acquisition Trust
5.271% due 08/28/2034	280	281
Bear Stearns Asset-Backed Securities, Inc.
5.318% due 11/25/2042	246	247
Chase Funding Loan Acquisition Trust
5.148% due 01/25/2033	15	15
Chase Funding Mortgage Loan Asset-Backed Certificates
5.318% due 10/25/2031	38	38
First Franklin Mortgage Loan Asset-Backed Certificates
5.058% due 11/25/2034	15	15
Home Equity Mortgage Trust
4.938% due 07/25/2035	344	344
Household Mortgage Loan Trust
5.076% due 05/20/2032	145	145
LA Arena Funding LLC
7.656% due 12/15/2026	89	94
Novastar Home Equity Loan
5.378% due 01/25/2031	1	1
Peco Energy Transition Trust
6.130% due 03/01/2009	1	1
Quest Trust
4.998% due 03/25/2035	21	21
Renaissance Home Equity Loan Trust
5.258% due 08/25/2033	21	21
5.318% due 12/25/2033	104	104
Residential Asset Mortgage Products, Inc.
4.918% due 11/25/2024	205	206
Residential Asset Securities Corp
5.188% due 01/25/2033	169	169
SMS Student Loan Trust
5.262% due 10/27/2025	77	77
Specialty Underwriting & Residential Finance
5.158% due 01/25/2034	12	12
5.148% due 06/25/2034	7	7
Structured Asset Securities Corp.
5.108% due 01/25/2033	22	22
4.948% due 12/25/2035	827	827
White River Capital, Inc.
4.590% due 07/08/2008	44	44
Whole Auto Loan Trust
1.990% due 05/15/2007	19	18
3.040% due 04/15/2009	247	247

Total Asset-Backed Securities (Cost $3,138)		3,135

SOVEREIGN ISSUES 3.9%
Financing Corp.
10.700% due 10/06/2017	650	947
Overseas Private Investment Corp.
3.800% due 08/15/2007	1,000	1,130
5.140% due 08/15/2007	830	818
4.736% due 03/15/2022	400	379

Total Sovereign Issues (Cost $3,234)		3,274

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar June Futures (CME)
Strike @ $94.625 Exp. 06/19/2006	172	5
90-Day Eurodollar September Futures (CME)
Strike @ $92.500 Exp. 09/18/2006	22	0
90-Day Eurodollar December Futures (CME)
Strike @ $91.750 Exp. 12/18/2006	46	0
Strike @ $92.000 Exp. 12/18/2006	60	1
Strike @ $92.750 Exp. 12/18/2006	41	0
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007	20	0
U.S. Treasury 30-Year Bonds Futures (CBOT)
Strike @ $100.000 Exp. 05/26/2006	25	1
U.S. Treasury 30-Year Bond Futures (CBOT)
Strike @ $101.000 Exp. 05/26/2006	100	2

Total Purchased Put Options (Cost $7)		9

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 4.7%
Certificates of Deposit 0.4%
Countrywide Bank N.A.
4.759% due 09/15/2006	$300	300

Commercial Paper 3.3%
Fannie Mae
4.735% due 06/21/2006	500	494
Federal Home Loan Bank
4.630% due 04/03/2006	2,300	2,300

		2,794

Repurchase Agreement 0.2%
State Street Bank
4.400% due 04/03/2006	199	199
(Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $207. Repurchase proceeds are $199.)

U.S. Treasury Bills 0.8%
4.498% due 06/01/2006-06/15/2006 (b)(d)	690	684

Total Short-Term Instruments (Cost $3,978)		3,977

Total Investments (c) 124.2% (Cost $106,566)		$104,965
Written Options (f) (0.2%) (Premiums $190)		(193)
Other Assets and Liabilities (Net) (24.0%)		(20,253)

Net Assets 100.0%		$84,519

See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Principal amount of security is adjusted for inflation.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) As of March 31, 2006, portfolio securities with an aggregate market value of $2,157 were valued with reference to securities whose prices are more readily obtainable.

(d) Securities with an aggregate market value of $887 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	348	$(383)
U.S. Treasury 5-Year Note June Futures	Short	06/2006	81	42
U.S. Treasury 10-Year Note June Futures	Long	06/2006	3	(1)
U.S. Treasury 30-Year Bond June Futures	Long	06/2006	208	(482)

				$(824)

(e) Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016	$1,300	$(27)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2036	2,700	(63)

						$(90)

(f) Written options outstanding on March 31, 2006:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$110.000	05/26/2006	17	$7	$0
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	88	37	80
Put - CME 90-Day Eurodollar June Futures	95.000	06/19/2006	33	16	18

				$60	$98

Name of Issuer	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Receive	4.500%	05/02/2008	$700	$14	$5
Put - OTC 7-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	5.500%	05/02/2008	700	17	17
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.500%	05/02/2008	1,500	33	12
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.500%	05/02/2008	1,500	35	39
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.500%	05/02/2008	700	14	5
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	5.500%	05/02/2008	700	17	17

							$130	$95

(g) Short sales outstanding on March 31, 2006:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value	à
Fannie Mae	4.500%	04/12/2036	$1,500	$1,390	$1,384
Fannie Mae	6.000%	04/12/2036	8,000	8,020	7,999
U.S. Treasury Bond	5.375%	02/15/2031	3,900	4,204	4,138

				$13,614	$13,521

à	Market value includes $31 of interest payable on short sales.

Schedule of Investments

Low Duration Portfolio

March 31, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 8.6%
Banking & Finance 7.1%
American Express Credit Corp.
4.720% due 06/12/2007		$1,000	$1,000
American General Finance Corp.
4.980% due 03/23/2007		200	200
Bear Stearns Cos., Inc.
4.810% due 04/29/2008		3,400	3,409
CIT Group, Inc.
4.980% due 11/03/2010		1,400	1,404
Citigroup, Inc.
4.200% due 12/20/2007		4,100	4,028
5.000% due 12/26/2008		200	200
Ford Motor Credit Co.
5.290% due 11/16/2006		300	299
7.750% due 02/15/2007		400	394
5.880% due 03/21/2007		2,000	1,971
7.200% due 06/15/2007		100	99
General Electric Capital Corp.
4.750% due 01/08/2016		300	301
General Motors Acceptance Corp.
5.520% due 04/13/2006		2,300	2,298
Goldman Sachs Group, Inc.
4.669% due 10/05/2007		1,600	1,604
4.760% due 07/29/2008		1,200	1,202
5.025% due 12/22/2008		1,300	1,301
4.944% due 07/23/2009		1,300	1,309
HSBC Bank USA N.A.
4.710% due 07/28/2008		3,100	3,104
HSBC Finance Corp.
4.621% due 09/15/2008		500	502
John Deere Capital Corp.
5.045% due 06/28/2006		300	300
Lehman Brothers Holdings, Inc.
5.150% due 12/23/2010		900	902
Morgan Stanley
4.830% due 02/09/2009		1,100	1,102
4.850% due 01/18/2011		1,500	1,505
Prudential Financial, Inc.
4.104% due 11/15/2006		400	397
Royal Bank of Scotland Group PLC
4.930% due 12/21/2007		1,200	1,201
Santander U.S. Debt S.A. Unipersonal
4.510% due 09/21/2007		2,000	2,002
4.990% due 09/19/2008		2,800	2,803
Wells Fargo
4.520% due 03/10/2008		4,000	4,004

			38,841

Industrials 1.3%
Altria Group, Inc.
7.650% due 07/01/2008		200	209
Clear Channel Communications, Inc.
6.000% due 11/01/2006		250	251
DaimlerChrysler N.A. Holding Corp.
5.380% due 05/24/2006		100	100
5.360% due 09/10/2007		4,758	4,773
Harrah’s Operating Co., Inc.
7.500% due 01/15/2009		200	209
International Paper Co.
7.625% due 01/15/2007		250	253
Oracle Corp. & Ozark Holding, Inc.
4.810% due 01/13/2009		1,200	1,201
Time Warner, Inc.
6.125% due 04/15/2006		250	250

			7,246

Utilities 0.2%
BellSouth Corp.
4.258% due 04/26/2021		700	700
Entergy Mississippi, Inc.
4.350% due 04/01/2008		100	97

			797

Total Corporate Bonds & Notes (Cost $46,958)			46,884

U.S. GOVERNMENT AGENCIES 32.0%
Fannie Mae
1.000% due 12/01/2020		1,000	976
3.500% due 03/25/2009		176	176
3.716% due 07/01/2034		453	448
4.204% due 04/26/2035		140	140
4.376% due 09/22/2006		1,300	1,300
4.402% due 03/01/2035		432	428
4.503% due 05/01/2035		1,105	1,090
4.526% due 05/01/2035		1,080	1,069
4.577% due 09/01/2035		1,802	1,781
4.599% due 11/01/2035		2,107	2,085
4.655% due 08/01/2035		3,975	3,909
4.683% due 07/01/2035		713	700
4.818% due 07/01/2042		855	858
4.868% due 09/25/2035 - 09/01/2041 (b)		2,371	2,382
4.938% due 03/25/2034		312	313
5.000% due 03/01/2018 - 04/25/2033 (b)		67,430	65,799
5.018% due 09/01/2040		23	23
5.168% due 09/25/2042 - 03/25/2044 (b)		2,230	2,240
5.218% due 05/25/2031 - 11/25/2032 (b)		1,825	1,827
5.495% due 12/01/2036		107	107
5.500% due 12/01/2009 - 05/11/2036 (b)		75,852	75,239
5.540% due 09/01/2034		106	106
5.616% due 11/01/2035		735	752
6.000% due 08/01/2016 - 03/01/2033 (b)		159	161
6.500% due 01/01/2033		32	32
Federal Home Loan Bank
5.500% due 04/17/2006		1,000	1,000
Federal Housing Administration
6.390% due 10/01/2020		30	31
Freddie Mac
4.720% due 06/01/2035		2,862	2,789
4.810% due 02/25/2045		1,775	1,782
4.922% due 07/01/2035		1,181	1,167
5.000% due 10/01/2018 - 07/15/2024 (b)		2,260	2,238
5.078% due 08/25/2031		715	719
5.099% due 12/15/2030		708	711
5.149% due 06/15/2018		254	254
5.500% due 08/15/2030		18	18
6.000% due 09/01/2016 - 02/01/2033 (b)		140	140
6.500% due 07/25/2043		229	232
Government National Mortgage Association
4.000% due 07/16/2027		426	421

Total U.S. Government Agencies (Cost $177,919)			175,443

MORTGAGE-BACKED SECURITIES 10.3%
American Home Mortgage Investment Trust
4.290% due 10/25/2034		1,992	1,952
4.390% due 02/25/2045		841	818
Banc of America Funding Corp.
4.116% due 05/25/2035		9,005	8,722
Banc of America Mortgage Securities
6.500% due 10/25/2031		130	131
5.475% due 10/20/2032		5	5
Bear Stearns Adjustable Rate Mortgage Trust
5.932% due 06/25/2032		14	14
5.348% due 01/25/2033		18	18
5.450% due 03/25/2033		58	57
5.062% due 04/25/2033		36	36
4.819% due 01/25/2034		172	170
4.750% due 11/25/2035		3,830	3,775
Bear Stearns Alt-A Trust
5.416% due 05/25/2035		1,339	1,340
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035		988	985
Countrywide Alternative Loan Trust
6.500% due 06/25/2033		31	31
6.000% due 10/25/2033		163	160
4.500% due 06/25/2035		3,977	3,903
4.861% due 02/25/2036		4,685	4,700
Countrywide Home Loan Mortgage Pass-Through Trust
4.649% due 04/25/2034		202	201
5.250% due 11/20/2035		1,557	1,540
CS First Boston Mortgage Securities Corp.
4.938% due 05/15/2010		775	768
4.879% due 03/25/2032		18	18
6.190% due 06/25/2032		1	1
5.686% due 10/25/2032		4	4
3.400% due 08/25/2033		17	17
GMAC Mortgage Corp. Loan Trust
5.033% due 11/19/2035		1,003	995
GSR Mortgage Loan Trust
6.000% due 03/25/2032		5	5
4.541% due 09/25/2035		3,878	3,791
Impac CMB Trust
5.218% due 07/25/2033		86	86
5.068% due 01/25/2034		143	143
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		1,032	1,025
Mastr Adjustable Rate Mortgages Trust
3.787% due 12/21/2034		381	378
MASTR Asset Securitization Trust
5.500% due 09/25/2033		85	83
Mellon Residential Funding Corp.
4.989% due 06/15/2030		762	761
MLCC Mortgage Investors, Inc.
5.669% due 01/25/2029		237	242
Prime Mortgage Trust
5.218% due 02/25/2034		123	123
Salomon Brothers Mortgage Securities
4.000% due 12/25/2018		398	377
Sequoia Mortgage Trust
5.116% due 05/20/2032		29	29
5.076% due 08/20/2032		17	17
Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034		1,439	1,420
5.362% due 08/25/2034		1,830	1,825
5.018% due 01/25/2035		1,871	1,884
Structured Asset Mortgage Investments, Inc.
5.106% due 09/19/2032		37	37
4.861% due 02/25/2035		499	499
Structured Asset Securities Corp.
6.150% due 07/25/2032		2	2
4.479% due 09/25/2035		3,741	3,744
Washington Mutual, Inc.
4.816% due 10/25/2032		312	309
4.597% due 02/27/2034		91	90
4.674% due 05/25/2041		563	565
5.151% due 06/25/2042		469	472
5.018% due 08/25/2042		182	180
5.108% due 10/25/2045		4,795	4,821
5.088% due 12/26/2045		880	882
Wells Fargo Mortgage-Backed Securities Trust
3.540% due 09/25/2034		528	526
4.950% due 03/25/2036		1,700	1,684

Total Mortgage-Backed Securities (Cost $56,807)			56,361

ASSET-BACKED SECURITIES 9.3%
AAA Trust
4.918% due 04/25/2035		489	490
ACE Securities Corp.
4.928% due 10/25/2035		3,186	3,189
Aegis Asset-Backed Securities Trust
4.938% due 11/25/2023		51	51
Amortizing Residential Collateral Trust
5.108% due 07/25/2032		13	13
Argent Securities, Inc.
4.938% due 10/25/2035		700	701
4.958% due 12/25/2035		2,658	2,660
Asset-Backed Funding Certificates
4.928% due 08/25/2035		1,870	1,871
Asset-Backed Securities Corp. Home Equity
5.849% due 03/15/2032		600	601
4.898% due 03/25/2035		100	100
4.918% due 07/25/2035		264	264
Bear Stearns Asset-Backed Securities, Inc.
5.028% due 01/25/2029		268	268
5.018% due 09/25/2034		349	349
5.018% due 06/15/2043		640	640
Carrington Mortgage Loan Trust
4.908% due 05/25/2035		221	222
4.898% due 06/25/2035		209	209
Centex Home Equity
4.908% due 06/25/2035		1,506	1,507
Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008		2,200	2,197
CIT Group Home Equity Loan Trust
5.088% due 06/25/2033		9	9
Citigroup Mortgage Loan Trust, Inc.
4.908% due 07/25/2035		266	266
4.918% due 07/25/2035		377	377
4.928% due 09/25/2035		760	761
Countrywide Asset-Backed Certificates
5.058% due 12/25/2031		138	138
4.938% due 03/25/2035		178	179
4.898% due 06/25/2035		322	322
4.908% due 08/25/2035		41	41
4.918% due 08/25/2035		813	814
4.898% due 10/25/2035		1,144	1,145
Credit-Based Asset Servicing & Securitization
5.138% due 06/25/2032		1	1
CS First Boston Mortgage Securities Corp.
5.128% due 01/25/2032		21	21
Equity One ABS, Inc.
5.098% due 11/25/2032		17	17
FBR Securitization Trust
4.958% due 09/25/2035		1,021	1,022
Finance America Mortgage Loan Trust
4.988% due 06/25/2034		68	68
First Franklin Mortgage Loan Asset-Backed Certificates
4.928% due 03/25/2025		615	615
First NLC Trust
4.928% due 09/25/2035		409	409
4.928% due 12/25/2035		601	602
Fremont Home Loan Trust
4.908% due 01/25/2036		990	991
GSAMP Trust
5.008% due 10/25/2033		190	190
5.108% due 03/25/2034		452	452
GSR Mortgage Loan Trust
4.918% due 12/25/2030		904	905
HFC Home Equity Loan Asset-Backed Certificates
5.126% due 09/20/2033		341	342
Household Mortgage Loan Trust
5.076% due 05/20/2032		3	3
Indymac Residential Asset-Backed Trust
4.918% due 03/25/2036		930	931
IXIS Real Estate Capital Trust
4.898% due 09/25/2035		193	194
Long Beach Mortgage Loan Trust
5.018% due 11/25/2034		1,650	1,652
4.938% due 09/25/2035		995	996
4.908% due 01/25/2036		1,098	1,098
Metris Master Trust
5.069% due 11/20/2009		800	801
Morgan Stanley Asset-Backed Capital
4.998% due 05/25/2034		227	227
New Century Home Equity Loan Trust
4.928% due 09/25/2035		1,325	1,326
Option One Mortgage Loan Trust
4.918% due 08/25/2035		696	696
4.479% due 11/25/2035		2,031	2,032
Park Place Securities, Inc.
4.928% due 08/25/2035		843	844
People’s Choice Home Loan Securities Trust
4.928% due 05/25/2035		335	335
Quest Trust
4.459% due 12/25/2035		498	498
Renaissance Home Equity Loan Trust
4.968% due 10/25/2035		1,031	1,032
Residential Asset Mortgage Products, Inc.
4.928% due 10/25/2025		1,589	1,590
4.958% due 04/25/2026		69	69
5.158% due 09/25/2033		70	70
5.068% due 02/25/2034		235	236
4.918% due 03/25/2035		1,746	1,748
SACO I, Inc.
5.008% due 07/25/2019		27	27
SLM Student Loan Trust
4.960% due 03/15/2013		413	413
4.643% due 07/25/2013		950	951
4.633% due 01/26/2015		1,086	1,085
Soundview Home Equity Loan Trust
4.928% due 05/25/2035		219	219
4.918% due 07/25/2035		198	198
4.928% due 11/25/2035		1,691	1,693
4.918% due 12/25/2035		556	556
Structured Asset Securities Corp.
4.918% due 08/25/2035		755	755
4.948% due 12/25/2035		1,819	1,820
Truman Capital Mortgage Loan Trust
5.158% due 01/25/2034		260	261
Wachovia Auto Owner Trust
4.820% due 02/20/2009		1,300	1,298

Total Asset-Backed Securities (Cost $50,643)			50,673

SOVEREIGN ISSUES 0.4%
Brazilian Government International Bond
5.188% due 04/15/2006		94	93
5.250% due 04/15/2009		329	330
10.271% due 06/29/2009		1,700	1,974

Total Sovereign Issues (Cost $2,311)			2,397

	Notional Amount (000s)
PURCHASED CALL OPTIONS (f) 0.0%
2-Year Interest Rate Swap (OTC) Receive 6-Month BP-LIBOR Floating Rate Index
Strike @ 4.650% Exp. 06/12/2006	BP	2,100	2
2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 04/04/2006		$5,000	0
Strike @ 4.500% Exp. 04/06/2006		6,700	0
Strike @ 4.750% Exp. 05/02/2006		16,000	0
Strike @ 4.500% Exp. 08/07/2006		12,000	1
Strike @ 4.750% Exp. 08/07/2006		19,000	6
Strike @ 4.750% Exp. 08/08/2006		6,000	2
Strike @ 4.500% Exp. 10/04/2006		12,500	2
Strike @ 4.250% Exp. 10/11/2006		8,000	1
Strike @ 4.250% Exp. 10/12/2006		8,000	1
Strike @ 4.500% Exp. 10/18/2006		14,000	4
Strike @ 4.250% Exp. 10/19/2006		2,000	0
Strike @ 4.250% Exp. 10/24/2006		4,000	0
Strike @ 4.250% Exp. 10/25/2006		10,000	1
Strike @ 4.800% Exp. 12/22/2006		14,000	22
Strike @ 5.000% Exp. 03/08/2007		23,000	80

Total Purchased Call Options (Cost $611)			122

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $92.250 Exp. 12/18/2006		96	1
Strike @ $92.500 Exp. 12/18/2006		120	1
90-Day Eurodollar June Futures (CME)
Strike @ $94.500 Exp. 06/19/2006		326	2
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007		469	3
90-Day Eurodollar September Futures (CME)
Strike @ $92.750 Exp. 09/18/2006		556	3

	Notional Amount (000s)
U.S. dollar versus Japanese Yen (OTC)
Strike @ JY115.000 Exp. 05/18/2006		$500	3
Strike @ JY115.000 Exp. 05/26/2006		2,400	19
Strike @ JY116.000 Exp. 05/26/2006		1,100	11

Total Purchased Put Options (Cost $81)			43

	Shares
PREFERRED STOCK 0.1%
DG Funding Trust
6.777% due 12/31/2049		60	637

Total Preferred Stock (Cost $632)			637

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS (f) 45.0%
Commercial Paper 32.6%
Bank of Ireland
4.680% due 05/23/2006		$3,000	2,981
Barclays U.S. Funding Corp.
4.675% due 05/22/2006		5,800	5,763
BNP Paribas Finance
4.430% due 04/20/2006		10,800	10,777
4.660% due 05/22/2006		3,800	3,776
Cox Communications, Inc.
5.002% due 07/17/2006		600	600
Danske Corp.
4.490% due 04/24/2006		4,000	3,990
4.510% due 04/26/2006		4,200	4,188
4.660% due 05/22/2006		5,700	5,664
4.700% due 06/01/2006		2,000	1,985
4.840% due 06/27/2006		500	494
Dexia Delaware LLC
4.425% due 04/04/2006		13,200	13,198
DnB NORBank ASA
4.470% due 04/28/2006		6,000	5,981
Federal Home Loan Bank
4.630% due 04/03/2006		15,000	15,000
Florida Power Corp.
4.630% due 04/28/2006		4,100	4,087
ForeningsSparbanken AB
4.605% due 05/09/2006		2,300	2,289
General Electric Capital Corp.
4.870% due 06/29/2006		14,500	14,324
HBOS Treasury Services PLC
4.670% due 05/23/2006		2,100	2,086
Nordea N.A., Inc.
4.430% due 04/06/2006		7,600	7,597
4.740% due 06/02/2006		8,300	8,230
Rabobank USA Financial Corp.
4.830% due 04/03/2006		1,800	1,800
Skandinaviska Enskilda Banken AB
4.830% due 06/22/2006		13,400	13,250
4.840% due 06/22/2006		1,500	1,483
4.855% due 06/29/2006		1,600	1,581
Societe Generale N.A.
4.670% due 05/22/2006		14,200	14,110
4.760% due 06/12/2006		1,800	1,782
UBS Finance Delaware LLC
4.505% due 04/24/2006		1,900	1,895
4.600% due 05/08/2006		7,900	7,865
4.660% due 05/22/2006		300	298
4.670% due 05/23/2006		2,000	1,987
4.790% due 07/07/2006		3,900	3,848
Westpac Capital Corp.
4.700% due 05/23/2006		1,500	1,490
Westpac Trust Securities NZ Ltd.
4.660% due 05/22/2006		14,400	14,309

			178,708

Repurchase Agreement 1.0%
State Street Bank
4.400% due 04/03/2006		5,239	5,239
(Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $5,347. Repurchase proceeds are $5,241.)

France Treasury Bills 2.0%
2.578% due 06/29/2006-07/20/2006 (b)	EC	9,260	11,144

Germany Treasury Bills 7.7%
2.546% due 05/17/2006-09/13/2006 (b)		35,150	42,053

Netherlands Treasury Bills 0.1%
2.466% due 04/28/2006-05/31/2006 (b)		570	689

Spain Treasury Bills 1.0%
2.470% due 06/23/2006		4,630	5,578

U.S. Treasury Bills 0.6%
4.503% due 06/01/2006-06/15/2006 (b)(c)		$3,060	3,031

Total Short-Term Instruments (Cost $246,147)			246,442

Total Investments (a) 105.8% (Cost $582,109)			$579,002
Written Options (e) (0.2%) (Premiums $1,058)			(872)
Other Assets and Liabilities (Net) (5.6%)			(30,433)

Net Assets 100.0%			$547,697

See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of March 31, 2006, portfolio securities with an aggregate market value of $3,634 were valued with reference to securities whose prices are more readily obtainable.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) Securities with an aggregate market value of $3,030 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	621	$(603)
90-Day Eurodollar December Futures	Long	12/2007	422	(376)
90-Day Eurodollar December Futures	Short	12/2008	61	28
90-Day Eurodollar June Futures	Long	06/2007	625	(638)
90-Day Eurodollar June Futures	Short	06/2008	61	28
90-Day Eurodollar March Futures	Long	03/2007	977	(1,036)
90-Day Eurodollar March Futures	Short	03/2008	61	28
90-Day Eurodollar September Futures	Long	09/2007	460	(428)
90-Day Eurodollar September Futures	Short	09/2008	61	28
U.S. Treasury 5-Year Note June Futures	Short	06/2006	349	204
U.S. Treasury 10-Year Note June Futures	Short	06/2006	102	129

				$(2,636)

(d) Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2007	BP	400	$(2)
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		200	(2)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2011		$2,900	40

							$36

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%	06/20/2006	$300	$1
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	400	8
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	300	6
Credit Suisse First Boston	Gaz Capital S.A. 8.625% due 04/28/2034	Sell	0.720%	04/20/2006	2,500	10
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	200	6
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.690%	03/20/2007	1,200	5
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006	300	1
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	12/20/2006	1,000	14
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006	1,300	8

						$59

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(e) Written options outstanding on March 31, 2006:

Name of Issuer		Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures		$109.000	05/26/2006	80	$16	$5
Call - CBOT U.S. Treasury 10-Year Note June Futures		108.000	05/26/2006	16	4	3
Put - CBOT U.S. Treasury 10-Year Note June Futures		105.000	05/26/2006	80	11	21
Put - CME 90-Day Eurodollar December Futures		95.000	12/18/2006	13	6	12
Put - CME 90-Day Eurodollar December Futures		95.250	12/18/2006	422	331	586
Put - CME 90-Day Eurodollar December Futures		95.500	12/18/2006	45	49	87
Put - CME 90-Day Eurodollar September Futures		95.000	09/18/2006	14	8	11

				Notional Amount
Put - OTC U.S. dollar versus Japanese Yen	J	Y112.000	05/26/2006	800	4	2
Put - OTC U.S. dollar versus Japanese Yen		112.000	05/18/2006	500	2	1
Put - OTC U.S. dollar versus Japanese Yen		112.000	05/26/2006	1600	12	3

					$443	$731

Name of Issuer	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	6-month BP-LIBOR	Receive	4.650%	06/12/2006	BP	500	$7	2
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month BP-LIBOR	Pay	4.500%	12/20/2006		1,700	8	12
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	4.310%	10/19/2006		$1,000	7	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		2,100	25	1
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		6,000	79	23
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007		7,000	68	56
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006		2,900	22	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	05/02/2006		7,000	44	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006		8,000	65	8
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.300%	10/11/2006		3,000	22	1
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006		6,000	59	5
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006		4,000	28	1
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.300%	10/12/2006		3,000	22	1
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006		2,000	15	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.530%	08/07/2006		5,000	32	1
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.780%	08/08/2006		3,000	28	3
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		3,000	36	2
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		3,000	33	24
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.310%	10/24/2006		2,000	15	1

								$615	$141

(f) Forward foreign currency contracts outstanding on March 31, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	537	05/2006	$0	$(9)	$(9)
Buy	BR	852	07/2006	14	0	14
Sell		431	07/2006	0	(3)	(3)
Buy	CP	174,323	07/2006	0	(1)	(1)
Sell		129,789	07/2006	0	(1)	(1)
Buy		86,000	08/2006	2	0	2
Buy	CY	4,059	03/2007	0	(1)	(1)
Buy	EC	833	04/2006	0	(2)	(2)
Sell		5,491	04/2006	2	(24)	(22)
Sell		37,422	06/2006	70	(104)	(34)
Buy	JY	870,840	05/2006	9	(4)	5
Buy	KW	144,129	08/2006	0	(1)	(1)
Buy		611,190	09/2006	2	0	2
Sell		369,284	09/2006	0	(2)	(2)
Buy	MP	3,960	08/2006	0	(13)	(13)
Sell		2,377	08/2006	0	(1)	(1)
Buy		1,125	09/2006	0	(2)	(2)
Buy	PN	114	05/2006	0	(1)	(1)
Buy		971	08/2006	0	(8)	(8)
Sell		645	08/2006	0	(1)	(1)
Buy		141	09/2006	0	(1)	(1)
Buy	PZ	868	05/2006	0	(4)	(4)
Sell		519	05/2006	0	0	0
Buy		162	09/2006	0	0	0
Buy	RP	12,200	08/2006	0	0	0
Sell		7,230	08/2006	0	(1)	(1)
Buy		2,596	09/2006	0	0	0
Buy	RR	11,341	08/2006	6	0	6
Sell		6,780	08/2006	0	0	0
Buy		3,058	09/2006	0	0	0
Buy	S$	810	08/2006	4	0	4
Sell		676	08/2006	0	(1)	(1)
Buy		172	09/2006	0	0	0
Buy	SR	356	05/2006	0	0	0
Sell		155	05/2006	0	0	0
Buy		106	08/2006	0	0	0
Buy	SV	13,910	09/2006	1	0	1
Sell		6,644	09/2006	0	(1)	(1)
Buy	T$	4,011	08/2006	0	(1)	(1)
Sell		7,383	08/2006	0	(1)	(1)
Buy		3,337	09/2006	0	0	0

				$110	$(188)	$(78)

Schedule of Investments

Money Market Portfolio

March 31, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.0%
Bank of America N.A.
7.125% due 05/01/2006	$10	$10

Total Corporate Bonds & Notes (Cost $10)		10

U.S. GOVERNMENT AGENCIES 3.3%
Fannie Mae
4.450% due 09/07/2006	1,400	1,400
4.665% due 05/22/2006	4,300	4,300

Total U.S. Government Agencies (Cost $5,700)		5,700

SHORT-TERM INSTRUMENTS 96.6%
Commercial Paper 96.5%
ABN AMRO North America
4.480% due 04/20/2006	4,500	4,491
ANZ National (Int’l) Ltd.
4.425% due 04/05/2006	4,300	4,299
4.860% due 07/10/2006	1,000	987
ASB Bank Ltd.
4.620% due 05/08/2006	4,400	4,380
4.875% due 06/30/2006	1,000	988
Bank of America Corp.
4.605% due 05/10/2006	4,400	4,379
Bank of Ireland
4.650% due 06/08/2006	3,600	3,569
Barclays U.S. Funding Corp.
4.500% due 04/17/2006	4,500	4,492
BNP Paribas Finance
4.850% due 04/03/2006	8,000	8,000
Caisse d’Amortissement de la Dette Sociale
4.595% due 05/30/2006	3,000	2,978
Danske Corp.
4.660% due 05/22/2006	4,500	4,471
4.845% due 06/26/2006	1,000	989
Dexia Delaware LLC
4.760% due 06/07/2006	3,600	3,569
4.850% due 06/27/2006	1,000	989
DnB NORBank ASA
4.440% due 04/21/2006	2,800	2,794
4.750% due 06/01/2006	600	595
4.810% due 06/01/2006	1,000	992
Fannie Mae
4.316% due 04/03/2006	4,600	4,600
4.320% due 04/03/2006	6,800	6,800
4.340% due 05/24/2006	1,200	1,193
4.470% due 07/19/2006	2,100	2,072
4.810% due 09/20/2006	6,300	6,157
ForeningsSparbanken AB
4.830% due 08/24/2006	4,300	4,218
4.890% due 08/24/2006	1,000	981
Freddie Mac
4.345% due 05/08/2006	10,700	10,655
4.355% due 05/31/2006	4,400	4,369
4.785% due 09/12/2006	9,500	9,295
4.875% due 09/26/2006	2,000	1,952
General Electric Capital Corp.
4.600% due 05/09/2006	4,300	4,280
HBOS Treasury Services PLC
4.660% due 05/17/2006	4,500	4,474
ING U.S. Funding LLC
4.830% due 06/19/2006	4,300	4,256
Nordea N.A., Inc.
4.690% due 05/25/2006	4,400	4,370
Rabobank USA Financial Corp.
4.830% due 04/03/2006	8,300	8,300
San Paolo IMI U.S. Financial Co.
4.665% due 05/23/2006	4,500	4,471
Societe Generale N.A.
4.420% due 04/04/2006	4,300	4,299
Spintab AB
4.800% due 04/26/2006	1,800	1,795
St. George Bank
4.840% due 06/27/2006	3,500	3,460
Stadshypoket Delaware, Inc.
4.660% due 05/19/2006	4,500	4,473
Statens Bostadsfin Bank
4.800% due 05/24/2006	1,000	993
UBS Finance Delaware LLC
4.830% due 04/03/2006	8,300	8,300
Unicredit Delaware, Inc.
4.800% due 06/15/2006	3,900	3,862
Westpac Trust Securities NZ Ltd.
4.660% due 06/08/2006	4,300	4,263
4.850% due 06/08/2006	1,000	991

		167,841

Repurchase Agreement 0.1%
State Street Bank
4.400% due 04/03/2006	255	255
(Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $263. Repurchase proceeds are $255.)

Total Short-Term Instruments (Cost $168,096)		168,096

Total Investments 99.9% (Cost $173,806)		$173,806
Other Assets and Liabilities (Net) 0.1%		166

Net Assets 100.0%		$173,972

See accompanying notes

Schedule of Investments

Real Return Portfolio

March 31, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.1%
Georgia-Pacific Corp.
6.726% due 12/20/2012		$48	$48
6.880% due 12/20/2012		952	960

Total Bank Loan Obligations (Cost $1,000)			1,008

CORPORATE BONDS & NOTES 4.2%
Banking & Finance 3.7%
Atlantic & Western Re Ltd.
10.979% due 01/09/2007		1,400	1,388
11.229% due 01/09/2009		900	870
BAE Systems Holdings, Inc.
5.149% due 08/15/2008		300	301
Citigroup, Inc.
4.730% due 05/02/2008		1,000	1,001
4.707% due 01/30/2009		1,000	1,000
Ford Motor Credit Co.
5.700% due 11/16/2006		300	299
5.880% due 03/21/2007		6,400	6,307
General Electric Capital Corp.
4.880% due 03/04/2008		2,800	2,803
4.930% due 12/12/2008		900	900
General Motors Acceptance Corp.
6.750% due 12/01/2014		1,600	1,443
Goldman Sachs Group, Inc.
4.869% due 08/01/2006		2,800	2,801
5.265% due 06/28/2010		4,700	4,725
Morgan Stanley Warehouse Facilities
4.719% due 08/16/2006 (k)		6,200	6,200
Phoenix Quake Wind Ltd.
6.980% due 07/03/2008		2,000	2,027
7.429% due 07/03/2008		500	508
Rabobank Nederland
4.640% due 01/15/2009		800	800
Residential Reinsurance Ltd.
9.770% due 06/08/2006		1,000	984
Toyota Motor Credit Corp.
4.716% due 09/18/2006		4,600	4,601
Travelers Property Casualty Corp.
3.750% due 03/15/2008		100	97
Vita Capital Ltd.
6.329% due 01/01/2007		700	701

			39,756

Industrials 0.4%
DaimlerChrysler N.A. Holding Corp.
5.100% due 03/07/2007		3,500	3,502
El Paso Corp.
7.625% due 08/16/2007		100	102
Pemex Project Funding Master Trust
7.375% due 12/15/2014		500	535
8.625% due 02/01/2022		200	237

			4,376

Utilities 0.1%
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		100	103
Nisource Finance Corp.
5.344% due 11/23/2009		800	803

			906

Total Corporate Bonds & Notes (Cost $45,017)			45,038

MUNICIPAL BONDS & NOTES 0.1%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Notes, Series 2002
6.000% due 06/01/2017		475	500
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
4.750% due 06/15/2038		130	133
Rhode Island State Tobacco Settlement Financing Corporations Revenue Notes, Series 2002
6.000% due 06/01/2023		500	522

Total Municipal Bonds & Notes (Cost $1,011)			1,155

U.S. GOVERNMENT AGENCIES 16.7%
Fannie Mae
4.194% due 11/01/2034		8,350	8,221
4.500% due 10/25/2022		382	381
4.526% due 09/01/2044		432	434
4.640% due 07/01/2035		1,166	1,155
4.689% due 02/25/2036		2,900	2,835
4.725% due 09/07/2006		27,600	27,599
4.730% due 01/01/2035		895	882
4.805% due 09/21/2006		14,100	14,099
4.818% due 03/01/2044		15,222	15,263
4.968% due 08/25/2034		1,276	1,275
5.168% due 05/25/2042		417	418
5.500% due 03/01/2034 - 05/11/2036 (c)		69,828	68,170
5.950% due 02/25/2044		1,500	1,493
6.129% due 11/01/2024		24	24
Freddie Mac
4.000% due 03/15/2023 - 10/15/2023 (c)		1,501	1,473
4.557% due 01/01/2034		887	873
4.818% due 10/25/2044 - 02/25/2045 (c)		30,079	30,253
5.078% due 08/25/2031		298	300
5.099% due 12/15/2030		633	636
Small Business Administration
4.504% due 02/01/2014		1,973	1,882
4.880% due 11/01/2024		4,057	3,906

Total U.S. Government Agencies (Cost $182,593)			181,572

U.S. TREASURY OBLIGATIONS 110.0%
Treasury Inflation Protected Securities (a)
3.375% due 01/15/2007		25,074	25,351
3.625% due 01/15/2008		78,320	80,483
3.875% due 01/15/2009		86,115	90,185
4.250% due 01/15/2010		49,527	53,228
0.875% due 04/15/2010		111,665	105,803
3.500% due 01/15/2011		49,991	52,860
3.375% due 01/15/2012		4,475	4,746
3.000% due 07/15/2012		84,077	87,640
1.875% due 07/15/2013		42,614	41,394
2.000% due 01/15/2014		103,960	101,495
2.000% due 07/15/2014		100,853	98,391
1.625% due 01/15/2015		13,836	13,062
1.875% due 07/15/2015		113,565	109,253
2.000% due 01/15/2016		6,105	5,924
2.375% due 01/15/2025		90,736	91,215
2.000% due 01/15/2026		37,632	35,674
3.625% due 04/15/2028		65,291	80,277
3.875% due 04/15/2029		81,927	105,174
3.375% due 04/15/2032		2,238	2,758
U.S. Treasury Bonds
8.875% due 08/15/2017		1,000	1,336
6.625% due 02/15/2027		1,300	1,559
4.500% due 02/15/2036		4,400	4,130
U.S. Treasury Notes
4.250% due 11/15/2014		1,000	956
4.125% due 05/15/2015		100	94
4.500% due 11/15/2015		2,800	2,718

Total U.S. Treasury Obligations (Cost $1,206,191)			1,195,706

MORTGAGE-BACKED SECURITIES 4.4%
Banc of America Funding Corp.
4.626% due 02/20/2036		3,706	3,645
Banc of America Mortgage Securities
6.500% due 02/25/2033		249	248
Bear Stearns Adjustable Rate Mortgage Trust
4.196% due 01/25/2034		3,026	3,005
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035		4,800	4,737
4.900% due 12/25/2035		292	291
Countrywide Home Loan Mortgage Pass-Through Trust
3.793% due 11/19/2033		299	287
5.158% due 06/25/2035		926	929
CS First Boston Mortgage Securities Corp.
4.938% due 05/15/2010		1,259	1,248
First Horizon Alternative Mortgage Securities
4.754% due 06/25/2034		1,221	1,202
GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037		8,815	8,572
GGP Mall Properties Trust
5.007% due 11/15/2011		1,436	1,434
Greenpoint Mortgage Funding Trust
5.038% due 05/25/2045		2,278	2,290
5.088% due 11/25/2045		1,367	1,370
GSR Mortgage Loan Trust
4.540% due 09/25/2035		2,554	2,497
Lehman XS Trust
4.910% due 04/25/2046		3,100	3,100
MASTR Adjustable Rate Mortgages Trust
3.787% due 11/21/2034		700	659
Mellon Residential Funding Corp.
5.189% due 12/15/2030		1,035	1,036
Sequoia Mortgage Trust
5.126% due 10/19/2026		648	650
Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034		972	959
5.288% due 01/25/2035		994	1,001
4.938% due 03/25/2035		20	20
Washington Mutual, Inc.
5.108% due 10/25/2045		7,246	7,285
5.078% due 12/25/2045		970	973

Total Mortgage-Backed Securities (Cost $47,593)			47,438

ASSET-BACKED SECURITIES 11.4%
AAA Trust
4.918% due 11/26/2035		624	625
ACE Securities Corp.
4.928% due 10/25/2035		3,885	3,889
Aegis Asset-Backed Securities Trust
5.018% due 09/25/2034		461	462
Argent Securities, Inc.
4.938% due 10/25/2035		1,400	1,401
4.958% due 12/25/2035		4,966	4,969
4.898% due 03/25/2036		1,917	1,919
4.882% due 05/25/2036		1,300	1,301
Asset-Backed Funding Certificates
4.928% due 08/25/2035		1,271	1,272
Bayview Financial Acquisition Trust
5.271% due 08/28/2034		1,682	1,684
Bear Stearns Asset-Backed Securities, Inc.
5.028% due 01/25/2029		517	517
5.018% due 09/25/2034		1,510	1,512
4.898% due 11/25/2035		1,017	1,017
5.148% due 01/25/2036		353	354
5.268% due 03/25/2043		266	266
Carrington Mortgage Loan Trust
4.908% due 05/25/2035		955	956
4.898% due 06/25/2035		138	138
Chase Credit Card Master Trust
5.129% due 11/17/2008		1,200	1,202
Citigroup Mortgage Loan Trust, Inc.
4.898% due 12/27/2036		2,739	2,740
Countrywide Asset-Backed Certificates
4.948% due 02/25/2036		1,177	1,178
4.821% due 03/25/2036		2,100	2,102
4.888% due 04/25/2036		1,099	1,099
Equity One ABS, Inc.
5.118% due 04/25/2034		367	368
FBR Securitization Trust
4.938% due 09/25/2035		1,508	1,509
4.998% due 09/25/2035		2,400	2,402
4.928% due 10/25/2035		9,034	9,042
4.938% due 10/25/2035		999	1,000
First Franklin Mortgage Loan Asset-Backed Certificates
4.908% due 01/25/2036		2,552	2,553
First NLC Trust
4.928% due 12/25/2035		1,954	1,956
Ford Credit Auto Owner Trust
4.240% due 03/15/2008		1,540	1,535
Fremont Home Loan Trust
4.908% due 01/25/2036		4,155	4,158
GSAMP Trust
5.108% due 03/25/2034		411	411
4.908% due 11/25/2035		3,469	3,471
4.928% due 01/25/2036		3,497	3,499
GSR Mortgage Loan Trust
4.918% due 12/25/2030		1,808	1,809
Home Equity Asset Trust
4.928% due 02/25/2036		1,031	1,032
4.898% due 05/25/2036		1,061	1,061
HSI Asset Securitization Corp. Trust
4.898% due 12/25/2035		1,330	1,331
Indymac Residential Asset-Backed Trust
4.918% due 03/25/2036		1,581	1,582
JP Morgan Mortgage Acquisition Corp.
4.888% due 01/25/2026		1,887	1,889
Long Beach Mortgage Loan Trust
5.018% due 11/25/2034		1,464	1,466
4.908% due 01/25/2036		732	732
4.898% due 02/25/2036		1,056	1,057
MASTR Asset-Backed Securities Trust
4.651% due 01/25/2036		2,444	2,446
Merrill Lynch Mortgage Investors, Inc.
4.918% due 06/25/2036		2,254	2,256
4.975% due 06/25/2036		3,100	3,099
4.898% due 01/25/2037		856	856
Metris Master Trust
5.096% due 11/20/2009		1,900	1,902
Morgan Stanley Asset-Backed Capital
4.968% due 11/25/2034		38	38
Nelnet Student Loan Trust
4.713% due 07/25/2016		700	702
New Century Home Equity Loan Trust
4.928% due 09/25/2035		938	939
4.938% due 10/25/2035		239	239
Nomura Asset Acceptance Corp.
4.958% due 01/25/2036		1,075	1,076
Option One Mortgage Loan Trust
4.918% due 11/25/2035		1,543	1,545
Park Place Securities, Inc.
4.988% due 02/25/2035		293	293
People’s Choice Home Loan Securities Trust
4.928% due 05/25/2035		130	130
Quest Trust
4.998% due 03/25/2035		30	30
Renaissance Home Equity Loan Trust
5.198% due 12/25/2032		278	278
4.968% due 10/25/2035		317	318
Residential Asset Mortgage Products, Inc.
4.898% due 12/25/2007		1,252	1,252
4.978% due 09/25/2013		594	594
4.928% due 01/25/2025		157	157
5.158% due 11/25/2033		1,113	1,114
Residential Asset Securities Corp.
4.918% due 09/25/2025		224	224
4.918% due 05/25/2027		493	493
4.892% due 06/25/2027		300	300
5.118% due 01/25/2034		9	9
Residential Funding Mortgage Securities II, Inc.
4.958% due 09/25/2035		2,529	2,531
SACO I, Inc.
4.928% due 10/25/2033		2,347	2,348
Securitized Asset-Backed Receivables LLC Trust
4.888% due 10/25/2035		691	691
SG Mortgage Securities Trust
4.918% due 09/25/2035		77	77
SLM Student Loan Trust
4.593% due 01/25/2013		1,570	1,571
4.643% due 07/25/2013		826	827
Soundview Home Equity Loan Trust
4.928% due 05/25/2035		1,864	1,865
4.888% due 02/25/2036		382	382
4.768% due 03/25/2036		900	900
4.910% due 04/25/2036		200	200
Structured Asset Investment Loan Trust
4.908% due 07/25/2035		404	404
Structured Asset Securities Corp.
4.900% due 04/25/2035		2,001	1,943
4.948% due 12/25/2035		2,976	2,978
Susquehanna Auto Lease Trust
4.991% due 04/16/2007		700	700
Truman Capital Mortgage Loan Trust
5.158% due 01/25/2034		130	131
USAA Auto Owner Trust
5.030% due 11/17/2007		800	800
Wachovia Auto Owner Trust
4.820% due 02/20/2009		9,800	9,781
Wachovia Mortgage Loan Trust LLC
4.928% due 10/25/2035		1,482	1,483

Total Asset-Backed Securities (Cost $124,364)			124,368

SOVEREIGN ISSUES 0.1%
Brazilian Government International Bond
5.188% due 04/15/2006		32	32
5.250% due 04/15/2009		82	82
5.250% due 04/15/2012		688	690
Colombia Government International Bond
10.000% due 01/23/2012		350	414
Mexico Government International Bond
6.375% due 01/16/2013		177	182

Total Sovereign Issues (Cost $1,290)			1,400

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 0.7%
Canadian Government Bond
3.000% due 12/01/2036 (a)	C$	525	606
France Government Bond
3.000% due 07/25/2012	EC	1,623	2,152
France Treasury Bill
0.000% due 06/15/2006		1,880	2,267
Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014		525	658
Pylon Ltd.
4.204% due 12/18/2008		700	859
6.604% due 12/22/2008		1,100	1,349

Total Foreign Currency-Denominated Issues (Cost $7,989)			7,891

	Notional Amount (000s)
PURCHASED PUT OPTIONS (j) 0.0%
30-Year Interest Rate Swap (OTC) Pay 6-Month BP-LIBOR Floating Rate Index
Strike @ 4.250% Exp. 06/12/2006	BP	2,500	104
Treasury Inflation Protected Securities (OTC)
3.875% due 01/15/2009
Strike @ $83.000 Exp. 06/22/2006		$70,000	0
0.875% due 04/15/2010
Strike @ $79.500 Exp. 04/24/2006		25,000	0
3.500% due 01/15/2011
Strike @ $82.000 Exp. 04/25/2006		36,000	0
2.000% due 01/15/2014
Strike @ $70.500 Exp. 05/26/2006		100,000	0
1.875% due 07/15/2015
Strike @ $77.500 Exp. 04/24/2006		82,000	0
Strike @ $75.000 Exp. 06/15/2006		75,000	0
2.375% due 01/15/2025
Strike @ $61.000 Exp. 04/18/2006		92,000	0
3.625% due 04/15/2028
Strike @ $71.000 Exp. 04/18/2006		9,000	0
Strike @ $88.000 Exp. 04/25/2006		56,000	0
3.875% due 04/19/2029
Strike @ $73.000 Exp. 04/18/2006		74,000	0
	# of Contracts
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007		288	2
Strike @ $92.250 Exp. 03/19/2007		23	0
U.S. Treasury 10-Year Note June Futures (CBOT)
Strike @ $102.000 Exp. 05/26/2006		210	7

Total Purchased Put Options (Cost $225)			113

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS (j) 62.7%
Certificates of Deposit 4.7%
Citibank New York N.A.
4.575% due 04/25/2006		$26,000	26,000
Unicredito Italiano SpA
4.745% due 05/23/2006		25,000	25,000

			51,000

Commercial Paper 48.7%
Bank of America Corp.
4.815% due 06/19/2006		30,000	29,677
Bank of Ireland
4.550% due 04/26/2006		5,400	5,384
4.680% due 05/23/2006		27,700	27,520
Barclays U.S. Funding Corp.
4.500% due 04/17/2006		900	898
4.710% due 05/30/2006		7,600	7,543
BNP Paribas Finance
4.480% due 04/20/2006		5,000	4,989
Cox Communications, Inc.
4.720% due 07/17/2006		1,100	1,084
Danske Corp.
4.420% due 04/06/2006		5,100	5,098
4.510% due 04/26/2006		27,600	27,521
Dexia Delaware LLC
4.430% due 04/06/2006		800	800
4.600% due 05/09/2006		29,900	29,762
DnB NORBank ASA
4.645% due 06/07/2006		30,000	29,727
4.755% due 06/13/2006		3,200	3,168
Fannie Mae
4.316% due 04/03/2006		29,700	29,700
ForeningsSparbanken AB
4.790% due 06/14/2006		29,600	29,302
Fortis Funding LLC
4.490% due 05/11/2006		4,800	4,777
Freddie Mac
4.650% due 04/03/2006		29,700	29,700
HBOS Treasury Services PLC
4.670% due 05/24/2006		27,000	26,821
4.795% due 06/14/2006		5,700	5,643
IXIS Commercial Paper Corp.
4.440% due 04/19/2006		2,300	2,296
4.530% due 05/08/2006		1,200	1,195
4.660% due 05/22/2006		18,700	18,581
4.690% due 06/05/2006		10,800	10,705
Rabobank USA Financial Corp.
4.830% due 04/03/2006		29,700	29,700
San Paolo IMI U.S. Financial Co.
4.515% due 04/26/2006		29,900	29,814
4.665% due 05/23/2006		3,200	3,179
Skandinaviska Enskilda Banken AB
4.445% due 04/10/2006		28,000	27,976
4.840% due 06/22/2006		4,900	4,845
Societe Generale N.A.
4.420% due 04/04/2006		12,300	12,299
4.430% due 04/06/2006		16,200	16,194
TotalFinaElf Capital S.A.
4.760% due 04/05/2006		29,800	29,792
UBS Finance Delaware LLC
4.440% due 04/10/2006		29,200	29,175
4.480% due 04/20/2006		400	399
4.505% due 04/24/2006		500	499
4.480% due 05/10/2006		3,000	2,986
Westpac Capital Corp.
4.710% due 05/24/2006		5,200	5,165
Westpac Trust Securities NZ Ltd.
4.440% due 04/10/2006		5,800	5,795

			529,709

Repurchase Agreement 3.4%
Credit Suisse First Boston
4.500% due 04/03/2006		37,000	37,000

(Dated 03/31/2006. Collateralized by U.S. Treasury Notes 6.000% due 08/15/2009 valued at $37,775. Repurchase proceeds are $37,014.)
Tri-Party Repurchase Agreement 0.6%
State Street Bank
4.400% due 04/03/2006		6,776	6,776
(Dated 03/31/2006. Collateralized by Fannie Mae 4.840% due 06/22/2007 valued at $6,913. Repurchase proceeds are $6,778.)
France Treasury Bills 2.0%

2.507% due 07/20/2006	EC	18,240	21,930

Germany Treasury Bills 2.1%
2.576% due 06/14/2006-09/13/2006 (c)		18,520	22,245

Netherlands Treasury Bills 0.9%
2.470% due 04/28/2006		7,600	9,194

U.S. Treasury Bills
4.491% due 06/01/2006-06/15/2006 (c)(d)(e)(f)		$3,645	3,612

Total Short-Term Instruments (Cost $681,760)			681,466

Total Investments (b) 210.4% (Cost $2,299,033)			$2,287,155
Written Options (h) (0.0%) (Premiums $123)			(167)
Other Assets and Liabilities (Net) (110.4%)			(1,199,896)

Net Assets 100.0%			$1,087,092

See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Principal amount of security is adjusted for inflation.

(b) As of March 31, 2006, portfolio securities with an aggregate market value of $14,997 were valued with reference to securities whose prices are more readily obtainable.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $1,191 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31,2006.

(e) Securities with an aggregate market value of $247 have been pledged as collateral for swap and swaption contracts on March 31, 2006.

(f)	Securities with an aggregate market value of $1,975 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation )
90-Day Eurodollar December Futures	Long	12/2007	72	$(26)
90-Day Eurodollar June Futures	Long	06/2007	72	(30)
90-Day Eurodollar March Futures	Long	03/2008	72	(27)
90-Day Eurodollar September Futures	Long	09/2007	72	(27)
Euro-Bund 10-Year Note June Futures	Short	06/2006	169	237
U.S. Treasury 5-Year Note June Futures	Long	06/2006	103	(75)
U.S. Treasury 10-Year Note June Futures	Long	06/2006	463	(498)
U.S. Treasury 30-Year Bond June Futures	Short	06/2006	308	1,035

				$589

(g) Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation )
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	06/15/2008	BP	5,000	$54
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EC	2,500	12
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		2,500	4
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.150%	01/19/2016		15,000	(61)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		7,500	265
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		3,700	11
Bank of America	3-month USD-LIBOR	Pay	5.000%	06/21/2011		$3,700	(50)
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2016		22,700	466
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013		6,500	118
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008		18,800	(114)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2011		3,100	(42)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		57,000	1,170
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008		30,000	(181)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		100	2
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	06/21/2008		9,000	(54)

							$1,600

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation )
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%	06/20/2006	$1,500	$3
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%	06/20/2007	1,500	13
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	1,000	(52)
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	6.400%	06/20/2007	1,500	(48)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	1,500	8
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.250%	09/20/2007	1,300	33
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.650%	09/20/2007	3,000	(12)

						$(55)

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(h) Written options outstanding on March 31, 2006:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$110.000	05/26/2006	58	$31	41
Put - CBOT U.S. Treasury 10-Year Note June Futures	107.000	05/26/2006	58	32	62
Put - CBOT U.S. Treasury 30-year Bond June Futures	110.000	05/26/2006	63	60	104

				$123	$167

(i) Short sales open on March 31, 2006 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value à
U.S. Treasury Note	3.625%	05/15/2013	$300	$279	$283
U.S. Treasury Note	4.250%	08/15/2013	4,400	4,251	4,261
U.S. Treasury Note	4.000%	02/15/2014	3,000	2,843	2,848

				$7,373	$7,392

à	Market value includes $51 of interest payable on short sales.

(j) Forward foreign currency contracts outstanding on March 31, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	C$	609	05/2006	$0	$0	$0
Sell	EC	39,967	04/2006	73	(60)	13
Sell		8,888	06/2006	0	(13)	(13)
Buy	JY	933,872	05/2006	24	0	24
Buy	PZ	264	09/2006	0	0	0
Buy	RR	2,255	09/2006	0	0	0
Buy	SV	2,349	09/2006	0	0	0

				$97	$(73)	$24

(k) Restricted security as of March 31, 2006:

Issuer Description	Coupon Rate	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Morgan Stanley Warehouse Facilities.	4.719%	08/16/2006	06/28/2004	$6,200	$6,200	0.57%

Schedule of Investments

RealEstateRealReturn Strategy Portfolio

March 31, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
U.S. TREASURY OBLIGATIONS 107.8%
Treasury Inflation Protected Securities (a)
3.625% due 01/15/2008	$246	$253
0.875% due 04/15/2010	315	298
3.500% due 01/15/2011	114	121
3.000% due 07/15/2012	331	345
1.875% due 07/15/2015	1,195	1,150
2.375% due 01/15/2025	1,265	1,271
2.000% due 01/15/2026	250	237

Total U.S. Treasury Obligations (Cost $3,726)		3,675

	# of Contracts
PURCHASED CALL OPTIONS 0.0%
U.S. Treasury 30-Year Bond June Futures (CBOT)
Strike @ $120.000 Exp. 05/26/2006	3	0

Total Purchased Call Options (Cost $0)		0

	Notional Amount (000s)
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar June Futures (CME)
Strike @ $94.000 Exp. 06/19/2006	10	0
Treasury Inflation Protected Securities (OTC)
1.875% due 07/15/2015
Strike @ $77.500 Exp. 04/25/2006	$1,000	0
2.375% due 01/15/2025
Strike @ $78.250 Exp. 06/12/2006	400	0

Total Purchased Put Options (Cost $0)		0

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 96.7%
Commercial Paper 58.2%
Fannie Mae
4.730% due 06/16/2006	600	594
Federal Home Loan Bank
4.628% due 04/19/2006	600	599
Freddie Mac
4.735% due 06/20/2006	500	494
4.723% due 06/27/2006	200	198
Spintab AB
4.800% due 04/26/2006	100	100

		1,985

Repurchase Agreements 36.0%
Credit Suisse First Boston
4.500% due 04/03/2006	1,100	1,100
(Dated 03/31/2006. Collateralized by U.S. Treasury Notes 4.500% - 4.750% due 02/28/2011 - 03/31/2011 valued at $1,132. Repurchase proceeds are $1,100.)
State Street Bank
4.400% due 04/03/2006	127	127
(Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $132. Repurchase proceeds are $127.)

		1,227

U.S. Treasury Bills 2.5%
4.502% due 06/01/2006-06/15/2006 (b)(c)	85	84

Total Short-Term Instruments (Cost $3,297)		3,296

Total Investments (Cost $7,023)	204.5%	$6,971
Other Assets and Liabilities (Net)	(104.5%)	(3,563)

Net Assets	100.0%	$3,408

See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Principal amount of security is adjusted for inflation.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) Securities with an aggregate market value of $84 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	2	$(3)
90-Day Eurodollar June Futures	Long	06/2007	2	(2)
90-Day Eurodollar March Futures	Long	03/2007	2	(2)
90-Day Eurodollar September Futures	Long	09/2007	2	(2)
U.S. Treasury 10-Year Note June Futures	Long	06/2006	1	(1)
U.S. Treasury 30-Year Bond June Futures	Short	06/2006	3	10

				$0

(d) Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	$100	$0

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Credit Suisse First Boston	Wilshire REIT Total Return Index	1-month USD LIBOR plus 0.350%	07/31/2006	699	$160

Schedule of Investments

Short-Term Portfolio

March 31, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 17.2%
Banking & Finance 8.0%
Citigroup, Inc.
4.730% due 05/02/2008		$250	$250
Ford Motor Credit Co.
5.090% due 03/13/2007		100	97
General Motors Acceptance Corp.
5.645% due 05/18/2006		100	100
5.500% due 01/16/2007		100	99
5.620% due 03/20/2007		70	69
Goldman Sachs Group, Inc.
4.670% due 08/01/2006		200	200
4.669% due 10/05/2007		100	100
HSBC Finance Corp.
4.760% due 05/10/2007		170	170
5.040% due 09/15/2008		100	100
Lehman Brothers Holdings, Inc.
4.710% due 12/23/2010		100	100
MBNA Europe Funding PLC
4.950% due 09/07/2007		300	300
Mirage Resorts, Inc.
6.750% due 08/01/2007		100	102
Morgan Stanley
4.830% due 02/09/2009		100	100
Rabobank Nederland
4.640% due 01/15/2009		200	200
Riggs Capital Trust
8.875% due 03/15/2027		100	107
VTB Capital S.A.
5.680% due 09/21/2007		100	100

			2,194

Industrials 6.2%
Airgas, Inc.
9.125% due 10/01/2011		100	107
Constellation Brands, Inc.
8.625% due 08/01/2006		60	61
CSC Holdings, Inc.
7.875% due 12/15/2007		100	102
DaimlerChrysler N.A. Holding Corp.
6.400% due 05/15/2006		200	200
5.380% due 05/24/2006		150	150
5.100% due 03/07/2007		50	50
Delhaize America, Inc.
7.375% due 04/15/2006		30	30
Enterprise Products Operating LP
4.000% due 10/15/2007		30	29
HCA, Inc.
7.125% due 06/01/2006		150	151
Historic TW, Inc.
8.180% due 08/15/2007		100	104
HJ Heinz Co.
6.428% due 12/01/2008		100	102
Kerr-McGee Corp.
5.875% due 09/15/2006		200	201
Kroger Co.
7.625% due 09/15/2006		100	101
Time Warner, Inc.
6.125% due 04/15/2006		200	200
Yum! Brands, Inc.
8.500% due 04/15/2006		100	100

			1,688

Utilities 3.0%
Dominion Resources, Inc.
5.049% due 05/15/2006		200	200
Entergy Gulf States, Inc.
3.600% due 06/01/2008		100	96
Ohio Edison Co.
4.000% due 05/01/2008		30	29
PPL Capital Funding Trust I
7.290% due 05/18/2006		80	80
PSEG Power LLC
6.875% due 04/15/2006		100	100
Public Service Enterprise Group, Inc.
5.305% due 09/21/2008		100	100
Verizon Global Funding Corp.
4.879% due 08/15/2007		200	200

			805

Total Corporate Bonds & Notes (Cost $4,700)			4,687

U.S. GOVERNMENT AGENCIES 28.2%
Fannie Mae
4.376% due 09/22/2006		1,000	1,000
4.665% due 05/22/2006		1,000	1,000
4.701% due 03/25/2034		86	86
4.725% due 09/07/2006		700	700
4.731% due 08/25/2034		39	39
4.818% due 03/01/2044		248	248
4.931% due 05/25/2042		35	35
5.000% due 07/25/2020		200	199
5.500% due 11/01/2016		126	125
5.797% due 10/01/2031		27	28
6.000% due 06/01/2017		35	36
Federal Home Loan Bank
4.770% due 06/12/2006 - 06/13/2006 (b)		2,000	2,000
Freddie Mac
3.500% due 01/15/2013 - 03/15/2022 (b)		295	289
4.678% due 10/25/2044		643	647
4.878% due 07/25/2044		265	266
5.099% due 06/15/2031		80	80
5.500% due 08/15/2030		23	22
5.678% due 02/25/2045		646	649
9.500% due 12/01/2019		50	54
Government National Mortgage Association
4.000% due 02/20/2032		62	62
6.000% due 03/15/2032 - 03/20/2032 (b)		137	138

Total U.S. Government Agencies (Cost $7,708)			7,703

MORTGAGE-BACKED SECURITIES 7.3%
Banc of America Large Loan
4.949% due 11/15/2015		4	4
Banc of America Mortgage Securities
6.634% due 07/25/2032		4	4
5.447% due 10/20/2032		5	5
Bear Stearns Adjustable Rate Mortgage Trust
4.679% due 12/25/2033		20	19
4.188% due 01/25/2034		15	15
4.799% due 11/25/2035		274	270
Bear Stearns Alt-A Trust
4.861% due 02/25/2034		15	15
Countrywide Alternative Loan Trust
4.972% due 03/25/2036		100	100
4.810% due 02/25/2037		199	200
Countrywide Home Loan Mortgage Pass-Through Trust
4.921% due 06/25/2035		84	84
CS First Boston Mortgage Securities Corp.
3.226% due 03/25/2032		53	53
5.708% due 05/25/2032		5	5
First Republic Mortgage Loan Trust
5.049% due 08/15/2032		97	97
Greenpoint Mortgage Funding Trust
4.801% due 05/25/2045		195	196
GSR Mortgage Loan Trust
4.541% due 09/25/2035		91	89
Harborview Mortgage Loan Trust
4.996% due 05/19/2035		247	248
Mellon Residential Funding Corp.
5.189% due 12/15/2030		35	35
Sequoia Mortgage Funding Co.
0.800% due 10/21/2007 (a)		726	4
Structured Asset Mortgage Investments, Inc.
5.106% due 09/19/2032		31	31
1.000% due 03/25/2036		100	100
4.811% due 05/25/2045		239	240
Washington Mutual, Inc.
4.851% due 12/25/2027		50	50
5.127% due 10/25/2032		5	5
5.018% due 06/25/2042		32	33
4.618% due 02/25/2046		99	99

Total Mortgage-Backed Securities (Cost $2,003)			2,001

ASSET-BACKED SECURITIES 27.5%
AAA Trust
4.705% due 11/26/2035		62	63
ACE Securities Corp.
4.685% due 02/25/2036		188	188
Ameriquest Mortgage Securities, Inc.
4.650% due 03/25/2035		98	98
Argent Securities, Inc.
4.681% due 11/25/2035		229	229
4.721% due 02/25/2036		394	394
4.822% due 05/25/2036		100	100
Bear Stearns Asset-Backed Securities, Inc.
4.911% due 10/25/2032		4	4
4.675% due 12/25/2035		94	94
4.781% due 06/15/2043		10	10
Centex Home Equity
4.691% due 10/25/2035		75	75
Chase Funding Loan Acquisition Trust
4.911% due 01/25/2033		3	3
Chase Manhattan Auto Owner Trust
4.730% due 03/15/2008		10	10
Countrywide Asset-Backed Certificates
4.821% due 12/25/2031		7	7
4.951% due 05/25/2032		1	1
4.765% due 08/25/2033		190	190
4.671% due 08/25/2035		24	25
4.751% due 12/25/2035		349	350
4.651% due 02/25/2036		197	197
4.710% due 03/25/2036		100	100
4.700% due 04/25/2036		100	100
CS First Boston Mortgage Securities Corp.
4.931% due 07/25/2032		3	3
4.951% due 08/25/2032		3	3
FBR Securitization Trust
4.691% due 10/25/2035		73	74
4.701% due 10/25/2035		307	308
First Franklin Mortgage Loan Asset-Backed Certificates
5.180% due 03/25/2034		3	3
4.675% due 03/25/2035		96	96
4.671% due 01/25/2036		95	95
First NLC Trust
4.691% due 12/25/2035		376	376
4.701% due 12/31/2036		94	94
Fremont Home Loan Trust
4.671% due 01/25/2036		339	339
GSAMP Trust
4.671% due 11/25/2035		94	94
4.701% due 12/25/2035		85	85
4.691% due 01/25/2036		333	333
Home Equity Asset Trust
4.661% due 05/25/2036		96	96
Home Equity Mortgage Trust
4.701% due 07/25/2035		47	47
Irwin Home Equity
4.851% due 07/25/2032		10	10
Long Beach Mortgage Loan Trust
4.671% due 01/25/2036		183	183
4.740% due 03/25/2036		100	100
Mastr Asset-Backed Securities Trust
4.661% due 12/25/2035		97	97
Merrill Lynch Mortgage Investors, Inc.
4.850% due 02/25/2037		100	100
Metris Master Trust
4.890% due 11/20/2009		100	100
Morgan Stanley Asset-Backed Capital
4.921% due 08/25/2033		6	6
4.731% due 11/25/2034		1	1
Morgan Stanley Capital I
4.703% due 02/25/2036		100	100
Nelnet Student Loan Trust
4.750% due 08/23/2011		100	100
4.713% due 07/25/2016		100	100
Novastar Home Equity Loan
4.911% due 09/25/2031		3	4
Quest Trust
5.141% due 06/25/2034		22	22
Renaissance Home Equity Loan Trust
5.021% due 08/25/2033		25	25
5.081% due 12/25/2033		104	104
4.941% due 11/25/2034		45	46
Residential Asset Mortgage Products, Inc.
4.741% due 09/25/2013		17	18
4.721% due 05/25/2026		1	1
4.911% due 12/25/2033		4	4
4.661% due 01/25/2036		92	92
4.713% due 02/25/2036		99	99
Residential Asset Securities Corp.
4.661% due 10/27/2024		97	97
4.681% due 05/25/2027		247	247
Residential Funding Mortgage Securities II, Inc.
4.721% due 09/25/2035		337	338
SACO I, Inc.
4.691% due 10/25/2033		293	293
4.685% due 01/25/2034		92	92
Saxon Asset Securities Trust
4.851% due 01/25/2032		1	1
Soundview Home Equity Loan Trust
4.751% due 04/25/2035		78	78
4.768% due 03/25/2036		100	100
4.890% due 05/25/2036		100	100
Structured Asset Investment Loan Trust
4.671% due 07/25/2035		58	58
Structured Asset Securities Corp.
4.871% due 01/25/2033		4	4
Susquehanna Auto Lease Trust
4.991% due 04/16/2007		100	100
Wachovia Auto Owner Trust
4.820% due 02/20/2009		400	399
Wells Fargo Home Equity Trust
4.751% due 02/25/2018		18	18

Total Asset-Backed Securities (Cost $7,516)			7,521

SOVEREIGN ISSUES 1.6%
Brazilian Government International Bond
5.188% due 04/15/2006		23	23
5.250% due 04/15/2009		155	155
5.250% due 04/15/2012		100	100
Russia Government International Bond
10.000% due 06/26/2007		140	148

Total Sovereign Issues (Cost $419)			426

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.0%
2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 04/06/2006		2,600	0
Strike @ 4.750% Exp. 05/02/2006		500	0
Strike @ 4.250% Exp. 10/11/2006		500	0
Strike @ 4.250% Exp. 10/24/2006		2,600	0
Strike @ 4.250% Exp. 10/25/2006		2,400	0

Total Purchased Call Options (Cost $27)			0

PURCHASED PUT OPTIONS 0.0%
U.S. dollar versus Japanese Yen (OTC)
Strike @ JY115.000 Exp. 05/26/2006		600	5

Total Purchased Put Options (Cost $11)			5

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS (h) 18.5%
Commercial Paper 10.1%
Countrywide Bank N.A.
4.759% due 09/15/2006		500	500
Danske Corp.
4.840% due 06/27/2006		700	692
DnB NORBank ASA
4.650% due 06/08/2006		200	198
Rabobank USA Financial Corp.
4.830% due 04/03/2006		200	200
Skandinaviska Enskilda Banken AB
4.780% due 06/09/2006		1,200	1,189

			2,779

Repurchase Agreement 1.7%
State Street Bank
4.400% due 04/03/2006		460	460
(Dated 03/31/2006. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at $474. Repurchase proceeds are $460.)

France Treasury Bills 6.1%
2.472% due 05/24/2006-06/29/2006 (b)	EC	1,390	1,676

Germany Treasury Bills 0.1%
2.668% due 08/16/2006		20	24

U.S. Treasury Bills 0.5%
4.503% due 06/01/2006-06/15/2006 (b)(d)		$135	135

Total Short-Term Instruments (Cost $5,046)			5,074

Total Investments (c) 100.3% (Cost $27,430)			$27,417
Written Options (f) (0.0%) (Premiums $34)			(3)
Other Assets and Liabilities (Net) (0.3%)			(87)

Net Assets 100.0%			$27,327

See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Interest only security.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) As of March 31, 2006, portfolio securities with an aggregate market value of $753 were valued with reference to securities whose prices are more readily obtainable.

(d) Securities with an aggregate market value of $135 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar September Futures	Long	09/2006	58	$(56)

(e) Swap agreements outstanding on March 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	$100	$0

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(f) Written options outstanding on March 31, 2006:

Name of Issuer		Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures		$113.000	05/26/2006	4	$1	$0
Put - CBOT U.S. Treasury 10-Year Note June Futures		104.000	05/26/2006	4	1	1

				Notional Amount
Put - OTC U.S. dollar versus Japanese Yen	JY	112.000	5/26/2006	600	5	1

					$7	$2

Name of Issuer	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006	$1,100	$9	$0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.300%	10/11/2006	200	1	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006	1,000	8	0
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.780%	05/02/2006	200	1	0
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.310%	10/24/2006	1,100	8	1

							$27	$1

(g) Short sales open on March 31, 2006 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value	à
U.S. Treasury Note	5.000%	02/15/2011	$200	$203	$203

à	Market value includes $2 of interest payable on short sales.

(h) Forward foreign currency contracts outstanding on March 31, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CY	231	03/2007	$0	$0	$0
Buy	EC	569	04/2006	1	(3)	(2)
Sell		566	04/2006	0	(3)	(3)
Sell		1,392	06/2006	0	(6)	(6)
Buy	JY	45,693	05/2006	1	0	1

				$2	$(12)	$(10)

Schedule of Investments

StocksPLUS® Growth and Income Portfolio

March 31, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.5%
Georgia-Pacific Corp.
6.880% due 12/20/2012		$952	$960
6.979% due 12/20/2012		45	46

Total Bank Loan Obligations (Cost $997)			1,006

CORPORATE BONDS & NOTES 19.4%
Banking & Finance 11.8%
American Express Credit Corp
4.720% due 06/12/2007		500	500
American General Finance Corp.
4.544% due 03/23/2007		200	200
BAE Systems Holdings, Inc.
5.149% due 08/15/2008		600	601
Bear Stearns Cos., Inc.
4.810% due 04/29/2008		1,700	1,704
CIT Group, Inc.
5.000% due 11/24/2008		300	297
Citigroup, Inc.
4.200% due 12/20/2007		2,500	2,456
Eli Lilly Services, Inc.
4.940% due 09/12/2008		2,100	2,103
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 a		1,700	1,088
Export-Import Bank of Korea
4.990% due 11/16/2010		1,900	1,901
Ford Motor Credit Co.
6.500% due 01/25/2007		1,000	996
5.880% due 03/21/2007		1,700	1,675
5.349% due 09/28/2007		600	576
4.950% due 01/15/2008		100	93
General Motors Acceptance Corp.
5.500% due 01/16/2007		600	591
6.125% due 02/01/2007		500	492
5.654% due 09/23/2008		1,500	1,417
Goldman Sachs Group, Inc.
4.627% due 03/30/2007		400	401
4.669% due 10/05/2007		100	100
5.020% due 12/22/2008		700	701
HSBC Finance Corp.
4.850% due 02/28/2007		2,100	2,102
6.538% due 11/13/2007		100	102
5.040% due 09/15/2008		100	100
John Deere Capital Corp.
4.860% due 08/24/2006		200	200
Lehman Brothers Holdings, Inc.
4.704% due 10/22/2008		1,100	1,102
Morgan Stanley
4.830% due 02/09/2009		600	601
4.850% due 01/18/2011		600	602
Prudential Financial, Inc.
5.040% due 06/13/2008		900	902
Royal Bank of Scotland Group PLC
4.930% due 12/21/2007		600	600
Santander U.S. Debt S.A. Unipersonal
4.940% due 09/21/2007		1,200	1,201
4.990% due 09/19/2008		1,200	1,201
Simsbury CLO Ltd.
4.690% due 09/24/2011		123	122
Toyota Motor Credit Corp.
4.716% due 09/18/2006		500	500

			27,227

Industrials 5.1%
Cox Communications, Inc.
5.450% due 12/14/2007		200	201
DaimlerChrysler N.A. Holding Corp.
5.380% due 05/24/2006		1,100	1,100
5.100% due 03/07/2007		600	600
5.360% due 09/10/2007		500	502
Delhaize America, Inc.
7.375% due 04/15/2006		2,200	2,204
El Paso Corp.
7.625% due 08/16/2007		500	511
6.500% due 06/01/2008		1,100	1,103
Electronic Data Systems Corp.
6.334% due 08/17/2006		400	402
HCA, Inc.
7.250% due 05/20/2008		120	124
Host Marriott LP
9.500% due 01/15/2007		25	26
JC Penney Corp, Inc.
7.375% due 08/15/2008		100	104
Kraft Foods, Inc.
4.625% due 11/01/2006		500	498
Northwest Pipeline Corp.
6.625% due 12/01/2007		1,372	1,393
Oracle Corp. & Ozark Holding, Inc.
4.810% due 01/13/2009		800	801
Pemex Project Funding Master Trust
5.430% due 12/03/2012		700	699
Southern Natural Gas Co.
6.700% due 10/01/2007		500	505
Transcontinental Gas Pipe Line Corp.
5.880% due 04/15/2008		1,100	1,116

			11,889

Utilities 2.5%
AT&T, Inc.
4.951% due 11/14/2008		400	401
BellSouth Corp.
4.258% due 04/26/2021		400	400
CMS Energy Corp.
9.875% due 10/15/2007		1,300	1,389
Dominion Resources, Inc.
4.819% due 09/28/2007		600	601
Entergy Gulf States, Inc.
5.610% due 12/08/2008		600	601
Florida Power Corp.
5.141% due 11/14/2008		400	400
Nisource Finance Corp.
3.628% due 11/01/2006		300	297
5.344% due 11/23/2009		300	301
Progress Energy, Inc.
5.030% due 01/15/2010		400	402
Public Service Enterprise Group, Inc.
5.305% due 09/21/2008		300	301
Qwest Corp.
8.160% due 06/15/2013		700	774

			5,867

Total Corporate Bonds & Notes (Cost $45,630)			44,983

MUNICIPAL BONDS & NOTES 0.3%
Golden State, California Tobacco Securitization Corporations Revenue Notes, Series 2003
5.000% due 06/01/2021		665	670

Total Municipal Bonds & Notes (Cost $662)			670

U.S. GOVERNMENT AGENCIES 14.9%
Fannie Mae
4.376% due 09/22/2006		1,100	1,100
4.500% due 08/01/2035		2,122	2,077
4.631% due 09/25/2035		762	763
4.691% due 11/28/2035		70	70
4.981% due 05/25/2031		934	935
5.000% due 12/01/2017 - 05/16/2021 (c)		6,443	6,286
5.013% due 06/01/2035		2,206	2,200
5.495% due 12/01/2036		534	534
5.500% due 01/01/2034 - 05/11/2036 (c)		11,345	11,078
5.540% due 09/01/2034		547	547
6.000% due 04/01/2016 - 11/01/2033 (c)		250	253
8.000% due 05/01/2030 - 09/01/2031 (c)		58	61
Federal Home Loan Bank
0.000% due 02/27/2012		500	438
Freddie Mac
4.678% due 02/25/2045		969	973
4.718% due 06/01/2035		1,450	1,413
4.841% due 08/25/2031		443	445
5.000% due 07/15/2024		1,200	1,189
5.149% due 06/15/2018		125	125
5.500% due 11/15/2015 - 08/15/2030 (c)		58	58
6.000% due 07/01/2016 - 05/01/2033 (c)		1,164	1,167
6.500% due 10/25/2043		631	635
Government National Mortgage Association
4.000% due 07/16/2027		200	197
4.375% due 04/20/2024 - 05/20/2028 (c)		1,407	1,411
4.750% due 08/20/2024		24	24
5.125% due 11/20/2029		205	207
8.000% due 04/15/2027 - 10/15/2030 (c)		318	341
8.500% due 04/20/2030		3	4

Total U.S. Government Agencies (Cost $35,052)			34,531

U.S. TREASURY OBLIGATIONS 4.9%
Treasury Inflation Protected Securities
3.625% due 01/15/2008 (b)(e)		11,044	11,349

Total U.S. Treasury Obligations (Cost $11,509)			11,349

MORTGAGE-BACKED SECURITIES 5.9%
Banc of America Funding Corp.
4.116% due 05/25/2035		530	513
Banc of America Mortgage Securities
6.500% due 10/25/2031		260	263
Bear Stearns Adjustable Rate Mortgage Trust
5.932% due 06/25/2032		116	116
5.342% due 02/25/2033		205	205
4.188% due 01/25/2034		272	270
4.679% due 01/25/2034		667	657
Countrywide Alternative Loan Trust
6.000% due 10/25/2033		488	481
4.500% due 06/25/2035		2,031	1,993
CS First Boston Mortgage Securities Corp.
3.350% due 03/25/2032		703	705
5.708% due 05/25/2032		148	148
5.987% due 06/25/2032		41	42
6.176% due 06/25/2032		31	31
GSR Mortgage Loan Trust
4.931% due 01/25/2034		114	114
Impac CMB Trust
4.961% due 10/25/2033		45	45
4.831% due 04/25/2034		286	286
Mellon Residential Funding Corp.
4.989% due 06/15/2030		990	989
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032		157	152
Morgan Stanley Dean Witter Capital
5.500% due 04/25/2017		110	110
Prime Mortgage Trust
4.981% due 02/25/2019		62	62
4.981% due 02/25/2034		184	185
Resecuritization Mortgage Trust
4.831% due 04/26/2021		8	8
Residential Funding Mortgage Security
6.500% due 03/25/2032		285	285
Salomon Brothers Mortgage Securities
5.996% due 12/25/2030		310	309
Structured Adjustable Rate Mortgage Loan Trust
5.365% due 08/25/2034		881	878
5.288% due 01/25/2035		938	945
Structured Asset Mortgage Investments, Inc.
4.716% due 02/25/2035		200	199
Washington Mutual MSC Mortgage Pass-Through Certificates
5.391% due 02/25/2033		393	391
Washington Mutual, Inc.
4.546% due 02/27/2034		563	552
4.852% due 11/25/2034		817	818
4.878% due 08/25/2042		909	900
4.871% due 10/25/2045		282	284
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		794	786

Total Mortgage-Backed Securities (Cost $13,842)			13,722

ASSET-BACKED SECURITIES 7.0%
AAA Trust
4.705% due 11/26/2035		270	271
ACE Securities Corp.
4.691% due 10/25/2035		1,243	1,244
Ameriquest Mortgage Securities, Inc.
4.691% due 10/25/2035		245	245
Argent Securities, Inc.
4.701% due 10/25/2035		420	420
4.721% due 02/25/2036		1,340	1,341
Asset-Backed Funding Certificates
4.640% due 08/25/2035		1,019	1,020
Asset-Backed Securities Corp. Home Equity
4.690% due 05/25/2035		754	755
Bank One Issuance Trust
4.620% due 02/17/2009		1,232	1,233
Bear Stearns Asset-Backed Securities, Inc.
4.781% due 09/25/2034		232	233
4.681% due 03/25/2035		27	27
Carrington Mortgage Loan Trust
4.661% due 06/25/2035		138	138
Chase Funding Mortgage Loan Asset-Backed Certificates
4.951% due 10/25/2032		90	90
Chase Manhattan Auto Owner Trust
4.730% due 03/15/2008		1,200	1,199
Citigroup Mortgage Loan Trust, Inc.
4.681% due 07/25/2035		175	175
4.691% due 09/25/2035		468	468
Countrywide Asset-Backed Certificates
4.681% due 01/25/2036		517	518
CS First Boston Mortgage Securities Corp.
4.891% due 01/25/2032		121	121
4.911% due 05/25/2043		5	5
First NLC Trust
4.691% due 12/25/2035		301	301
Fremont Home Loan Trust
4.671% due 01/25/2036		509	509
GSR Mortgage Loan Trust
4.681% due 12/25/2030		452	452
Household Mortgage Loan Trust
5.076% due 05/20/2032		87	87
Long Beach Mortgage Loan Trust
4.701% due 09/25/2035		640	640
4.671% due 01/25/2036		549	549
Park Place Securities, Inc.
4.691% due 08/25/2035		501	501
Residential Asset Mortgage Products, Inc.
4.681% due 05/25/2035		794	795
Residential Asset Securities Corp.
4.691% due 09/25/2035		633	634
SACO I, Inc.
4.691% due 07/25/2035		425	425
SLM Student Loan Trust
4.960% due 03/15/2013		117	117
4.643% due 07/25/2013		496	496
Soundview Home Equity Loan Trust
4.691% due 05/25/2035		110	110
Structured Asset Securities Corp.
4.681% due 08/25/2035		396	396
Wachovia Auto Owner Trust
4.820% due 02/20/2009		700	699

Total Asset-Backed Securities (Cost $16,206)			16,214

SOVEREIGN ISSUES 1.1%
Brazilian Government International Bond
5.188% due 04/15/2006		208	206
5.250% due 04/15/2009		906	906
Korea Development Bank
5.050% due 11/22/2012		500	501
Mexico Government International Bond
5.280% due 01/13/2009		900	911

Total Sovereign Issues (Cost $2,491)			2,524

	Notional Amount (000s)
PURCHASED CALL OPTIONS (h) 0.0%
2-Year Interest Rate Swap (OTC) Receive 6-Month BP-LIBOR Floating Rate Index
Strike @ 4.650% Exp. 06/12/2006	BP	1,100	1
2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 04/04/2006		$3,000	0
Strike @ 4.500% Exp. 04/06/2006		3,700	0
Strike @ 4.750% Exp. 05/02/2006		9,000	0
Strike @ 4.500% Exp. 10/04/2006		7,300	2
Strike @ 4.250% Exp. 10/11/2006		4,000	0
Strike @ 4.250% Exp. 10/12/2006		4,000	0
Strike @ 4.500% Exp. 10/18/2006		8,000	2
Strike @ 4.250% Exp. 10/24/2006		2,000	0
Strike @ 4.250% Exp. 10/25/2006		6,000	1
Strike @ 4.800% Exp. 12/22/2006		7,000	11
Strike @ 5.000% Exp. 03/08/2007		9,000	31
U.S. Treasury 10-Year Notes June Futures
Strike @ $113.000 Exp. 05/26/2006		186	3

Total Purchased Call Options (Cost $251)			51

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $92.250 Exp. 12/18/2006		426	3
Strike @ $92.000 Exp. 12/18/2006		55	0
Strike @ $92.500 Exp. 12/18/2006		18	0
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007		354	2
	Notional Amount (000s)
U.S. dollar versus Japanese Yen (OTC)
Strike @ JY115.000 Exp. 05/18/2006		$200	1
Strike @ JY115.000 Exp. 05/26/2006		1,100	9
Strike @ JY116.000 Exp. 05/26/2006		500	5

Total Purchased Put Options (Cost $41)			20

	Shares
PREFERRED STOCK 0.8%
DG Funding Trust
6.777% due 12/31/2049		173	1,836

Total Preferred Stock (Cost $1,823)			1,836

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS (h) 49.2%
Certificates of Deposit 0.8%
Barclays Bank PLC
4.485% due 01/29/2007		$1,900	1,900

Commercial Paper 31.3%
ANZ National (Int’l) Ltd.
4.490% due 04/12/2006		6,600	6,593
ASB Bank Ltd.
4.630% due 05/10/2006		1,600	1,592
Bank of Ireland
4.610% due 05/08/2006		6,300	6,272
BNP Paribas Finance
4.430% due 04/20/2006		700	698
CBA (de) Finance
4.810% due 06/20/2006		4,600	4,550
Cox Communications, Inc.
4.720% due 07/17/2006		300	300
Danske Corp.
4.490% due 04/24/2006		3,200	3,192
4.830% due 06/26/2006		3,800	3,755
Dexia Delaware LLC
4.840% due 06/27/2006		3,000	2,964
ForeningsSparbanken AB
4.480% due 04/20/2006		6,600	6,586
General Electric Capital Corp.
4.600% due 05/09/2006		4,200	4,181
HBOS Treasury Services PLC
4.610% due 05/09/2006		2,300	2,289
IXIS Commercial Paper Corp.
4.410% due 04/04/2006		6,600	6,599
Nordea N.A., Inc.
4.500% due 04/20/2006		1,800	1,796
4.550% due 04/25/2006		1,200	1,197
Skandinaviska Enskilda Banken AB
4.830% due 06/22/2006		5,400	5,340
4.840% due 06/22/2006		1,700	1,681
Societe Generale N.A.
4.420% due 04/04/2006		1,600	1,600
4.430% due 04/20/2006		1,700	1,696
4.440% due 04/20/2006		2,335	2,330
Spintab AB
4.550% due 04/26/2006		500	499
UBS Finance Delaware LLC
4.430% due 04/10/2006		700	699
4.640% due 06/06/2006		6,100	6,045

			72,454

Repurchase Agreement 2.4%
State Street Bank
4.400% due 04/03/2006		5,582	5,582
(Dated 03/31/2006. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at $5,694. Repurchase proceeds are $5,584.)

France Treasury Bills 1.9%
2.578% due 06/29/2006-07/20/2006 (c)	EC	3,640	4,384

Germany Treasury Bills 4.9%
2.612% due 08/16/2006		9,390	11,296

Netherlands Treasury Bills 4.4%
2.469% due 04/28/2006-05/31/2006 (c)		8,400	10,140

U.S. Treasury Bills 3.5%
4.505% due 06/01/2006-06/15/2006 (c)(e)		$8,160	8,095

Total Short-Term Instruments (Cost $113,478)			113,851

Total Investments (d) 103.9% (Cost $241,982)			$240,757
Written Options (g) (0.4%) (Premiums $782)			(1,011)
Other Assets and Liabilities (Net) (3.5%)			(8,147)

Net Assets 100.0%			$231,599

See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Security is in default.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) As of March 31, 2006, portfolio securities with an aggregate market value of $4,121 were valued with reference to securities whose prices are more readily obtainable.

(e) Securities with an aggregate market value of $19,444 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	138	$(78)
90-Day Eurodollar December Futures	Short	12/2008	41	20
90-Day Eurodollar June Futures	Long	06/2007	3	(2)
90-Day Eurodollar June Futures	Short	06/2008	41	20
90-Day Eurodollar March Futures	Short	03/2008	41	20
90-Day Eurodollar September Futures	Long	09/2007	84	(42)
90-Day Eurodollar September Futures	Short	09/2008	41	20
S&P 500 Emini Index June Futures	Short	06/2006	15	(6)
S&P 500 Index June Futures	Long	06/2006	669	1,947
U.S. Treasury 2-Year Note June Futures	Long	06/2006	2	(1)

				$1,898

(f) Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	130,000	$(13)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		260,000	(7)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2011		$1,700	23
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013		2,000	50

							$53

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2006	$100	$0
Credit Suisse First Boston	Gaz Capital S.A. 8.625% due 04/28/2034	Sell	0.720%	04/20/2006	1,400	5
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.770%	06/20/2007	500	(1)
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	200	1
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%	06/20/2007	500	10
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.200%	06/20/2006	200	1
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	3,000	10
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.870%	04/20/2007	600	6
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.500%	06/20/2006	1,600	8

						$40

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	S&P 500 Index	1-month LIBOR plus 0.04%	04/28/2006	3,581	$59
UBS Warburg LLC	S&P 500 Index	1-month LIBOR plus 0.05%	06/16/2006	4,809	(89)
					$(30)

(g) Written options outstanding on March 31, 2006:

Name of Issuer		Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures		$109.000	05/26/2006	35	$7	$2
Call - CBOT U.S. Treasury 10-Year Note June Futures		108.000	05/26/2006	7	2	1
Call - CME S&P 500 Index June Futures		1320.000	06/16/2006	14	75	61
Put - CBOT U.S. Treasury 10-Year Note June Futures		105.000	05/26/2006	35	5	9
Put - CME 90-Day Eurodollar December Futures		95.000	12/18/2006	7	3	6
Put - CME 90-Day Eurodollar December Futures		95.250	12/18/2006	602	398	835
Put - CME 90-Day Eurodollar December Futures		95.500	12/18/2006	15	16	29
Put - CME 90-Day Eurodollar September Futures		95.000	09/18/2006	7	4	5

				Notional Amount
Put - OTC U.S. dollar versus Japanese Yen	JY	112.000	05/18/2006	200	1	0
Put - OTC U.S. dollar versus Japanese Yen		112.000	05/26/2006	400	2	1
Put - OTC U.S. dollar versus Japanese Yen		112.000	05/26/2006	700	5	1

					$518	$950

Name of Issuer	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	6-month BP-LIBOR	Receive	4.650%	06/12/2006	BP 300	$4	$1
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month BP-LIBOR	Pay	4.500%	12/20/2006	1,000	5	8
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	$1,600	19	1
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006	3,000	40	13
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007	3,000	29	25
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006	1,600	12	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	05/02/2006	4,000	25	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.300%	10/11/2006	2,000	15	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006	3,000	30	3
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006	3,000	21	1
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.300%	10/12/2006	2,000	15	0
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	1,000	7	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	2,000	24	1
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007	1,000	11	8
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.310%	10/24/2006	1,000	7	0

							$264	$61

(h) Forward foreign currency contracts outstanding on March 31, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	468	05/2006	$0	$(8)	$(8)
Buy	CY	1,818	03/2007	0	0	0
Buy	EC	417	04/2006	0	(1)	(1)
Sell		2,821	04/2006	1	(12)	(11)
Sell		17,203	06/2006	51	(36)	15
Buy	JY	688,287	05/2006	8	(6)	2

				$60	$(63)	$(3)

Schedule of Investments

StocksPLUS® Total Return Portfolio

March 31, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 6.1%
Banking & Finance 4.8%
Citigroup, Inc.
5.000% due 12/26/2008		$100	$100
General Electric Capital Corp.
5.039% due 01/03/2008		20	20
Lehman Brothers Holdings, Inc.
4.704% due 10/22/2008		30	30

			150

Industrials 1.0%
DaimlerChrysler N.A. Holding Corp.
5.360% due 09/10/2007		30	30

Utilities 0.3%
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036		10	10

Total Corporate Bonds & Notes (Cost $190)			190

MUNICIPAL BONDS & NOTES 4.0%
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
5.750% due 06/01/2032		10	11
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038		100	100
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series 2005
4.750% due 07/15/2035		15	15

Total Municipal Bonds & Notes (Cost $127)			126

U.S. GOVERNMENT AGENCIES 69.2%
Fannie Mae
4.487% due 09/01/2035		23	23
4.488% due 06/01/2035		26	26
4.619% due 09/01/2035		20	20
4.691% due 10/01/2035		14	14
4.695% due 12/01/2033		14	14
4.727% due 12/01/2033		8	8
4.837% due 06/01/2035		20	20
5.013% due 06/01/2035		19	19
5.500% due 08/01/2035 - 04/12/2036 (a)		1,983	1,935
Freddie Mac
4.403% due 09/01/2035		6	6
4.555% due 09/01/2035		25	25
4.719% due 08/01/2035		20	20
4.818% due 02/25/2045		8	8
4.899% due 11/01/2034		20	20
5.000% due 12/15/2020		10	10

Total U.S. Government Agencies (Cost $2,191)			2,168

U.S. TREASURY OBLIGATIONS 0.1%
Treasury Inflation Protected Securities
2.000% due 01/15/2026 (c)		2	2

Total U.S. Treasury Obligations (Cost $2)			2

MORTGAGE-BACKED SECURITIES 4.1%
American Home Mortgage Investment Trust
4.390% due 02/25/2045		18	17
Indymac Index Mortgage Loan Trust
5.206% due 01/25/2036		9	9
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		94	93
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		10	10

Total Mortgage-Backed Securities (Cost $130)			129

ASSET-BACKED SECURITIES 1.2%
Argent Securities, Inc.
4.958% due 12/25/2035		16	16
FBR Securitization Trust
4.928% due 10/25/2035		7	7
4.938% due 10/25/2035		8	8
SACO I, Inc.
4.928% due 09/25/2035		8	7

Total Asset-Backed Securities (Cost $38)			38

		# of Contracts
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $92.500 Exp. 12/18/2006		2	0
90-Day Eurodollar June Futures (CME)
Strike @ $94.250 Exp. 06/19/2006		9	0
S&P 500 Index (OTC)
Strike @ $725.000 Exp. 06/16/2006		9	0

Total Purchased Put Options (Cost $0)			0

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS (g) 48.3%
Commercial Paper 12.8%
Federal Home Loan Bank
4.434% due 04/26/2006		$400	399

Repurchase Agreements 18.7%
Credit Suisse First Boston
4.500% due 04/03/2006		200	200
(Dated 03/31/2006. Collateralized by U.S. Treasury Notes 4.750% due 03/31/2011 valued at $207. Repurchase proceeds are $200.)
State Street Bank
4.400% due 04/03/2006		386	386
(Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $395. Repurchase proceeds are $386.)

			586

France Treasury Bills 1.4%
2.580% due 05/24/2006-07/20/2006 (a)	EC	35	42

Germany Treasury Bills 1.5%
2.577% due 06/14/2006-08/16/2006 (a)		40	48

U.S. Treasury Bills 13.9%
4.499% due 06/01/2006-06/15/2006 (a)		$440	436

Total Short-Term Instruments (Cost $1,511)			1,511

Total Investments (b) 133.0% (Cost $4,189)			$4,164
Written Options (f) (0.1%) (Premiums $1)			(2)
Other Assets and Liabilities (Net) (32.9%)			(1,031)

Net Assets 100.0%			$3,131

See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(b) As of March 31, 2006, portfolio securities with an aggregate market value of $10 were valued with reference to securities whose prices are more readily obtainable.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $436 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	4	$(6)
90-Day Eurodollar June Futures	Long	06/2007	2	(3)
90-Day Eurodollar March Futures	Long	03/2007	1	(1)
90-Day Eurodollar September Futures	Long	09/2007	4	(6)
S&P 500 Emini Index June Futures	Short	06/2006	1	(1)
S&P 500 Index June Futures	Long	06/2006	10	64

				$47

(e) Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Bank of America	3-month USD-LIBOR	Pay	5.000%	06/21/2011	$200	$(3)

(f) Written options outstanding on March 31, 2006:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$109.000	05/26/2006	1	$0	$0
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/26/2006	1	0	0
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	1	1	2

				$1	$2

(g) Forward foreign currency contracts outstanding on March 31, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Buy	EC	38	04/2006	$0	$0	$0
Sell		20	04/2006	0	0	0
Sell		49	06/2006	0	0	0
Buy	JY	1,729	05/2006	1	0	1

				$1	$0	$1

Schedule of Investments

Total Return Portfolio

March 31, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.1%
CSC Holdings, Inc.
6.670% due 02/24/2013		$2,600	$2,623

Total Bank Loan Obligations (Cost $2,600)			2,623

CORPORATE BONDS & NOTES 5.4%
Banking & Finance 3.4%
American General Finance Corp.
4.000% due 03/23/2007		1,600	1,601
American International Group, Inc.
5.050% due 10/01/2015		1,300	1,242
Atlantic & Western Re Ltd.
10.519% due 01/09/2007		600	595
Citigroup, Inc.
5.000% due 12/26/2008		8,200	8,205
Export-Import Bank of China
4.875% due 07/21/2015		900	849
Export-Import Bank of Korea
4.125% due 02/10/2009		140	135
Ford Motor Credit Co.
5.880% due 03/21/2007		900	887
General Electric Capital Corp.
4.590% due 01/03/2008		14,360	14,385
General Motors Acceptance Corp.
5.520% due 04/13/2006		19,900	19,887
HBOS PLC
5.920% due 09/29/2049		1,100	1,064
HSBC Bank USA N.A.
4.570% due 09/21/2007		14,500	14,531
Morgan Stanley
4.830% due 02/09/2009		14,600	14,623
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		700	696
Petroleum Export Ltd.
5.265% due 06/15/2011		983	962
Phoenix Quake Wind II Ltd.
8.030% due 07/03/2008		400	361
Phoenix Quake Wind Ltd.
6.980% due 07/03/2008		1,600	1,624
Premium Asset Trust
5.235% due 09/08/2007		100	95
Residential Reinsurance Ltd.
9.770% due 06/08/2006		8,100	7,971
Resona Bank Ltd.
5.850% due 09/29/2049		1,200	1,167
Royal Bank of Scotland Group PLC
4.664% due 07/21/2008		6,400	6,405
UFJ Finance Aruba AEC
6.750% due 07/15/2013		300	318
USB Capital IX
6.189% due 03/29/2049		900	893
Vita Capital Ltd.
5.880% due 01/01/2007		500	500

			98,996

Industrials 1.4%
DaimlerChrysler N.A. Holding Corp.
5.380% due 05/24/2006		6,050	6,052
5.715% due 08/08/2006		900	902
El Paso Corp.
6.750% due 05/15/2009		6,000	6,015
9.625% due 05/15/2012		800	894
7.875% due 06/15/2012		5,800	6,068
7.800% due 08/01/2031		1,500	1,515
HJ Heinz Co.
6.428% due 12/01/2008		1,100	1,120
Pemex Project Funding Master Trust
8.000% due 11/15/2011		100	109
5.750% due 12/15/2015		2,300	2,205
8.625% due 02/01/2022		1,200	1,419
9.500% due 09/15/2027		55	71
United Airlines, Inc.
8.030% due 07/01/2011 (a)		465	440
6.071% due 03/01/2013 (a)		5,423	5,365
Williams Cos., Inc.
6.375% due 10/01/2010		7,000	6,965

			39,140

Utilities 0.6%
Entergy Gulf States, Inc.
6.000% due 12/01/2012		6,500	6,398
5.700% due 06/01/2015		8,300	7,970
Korea Electric Power Corp.
5.125% due 04/23/2034		90	87
Morgan Stanley Bank AG
9.625% due 03/01/2013		100	119
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		657	669
Ras Laffan Liquefied Natural Gas Corp.
5.838% due 09/30/2027		2,600	2,486
TPSA Finance BV
7.750% due 12/10/2008		120	126

			17,855

Total Corporate Bonds & Notes (Cost $153,996)			155,991

MUNICIPAL BONDS & NOTES 1.7%
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
7.400% due 01/01/2035		95	98
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Notes, Series 2002
6.000% due 06/01/2017		3,700	3,894
California State University Revenue Bonds, (FSA Insured), Series 2004
5.000% due 11/01/2034		5,000	5,178
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2005
6.720% due 01/01/2035		5,000	5,283
Durham, North Carolina General Obligation Revenue Notes, Series 2002
5.000% due 04/01/2017		5,465	5,774
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033		2,900	3,163
Iowa State Tobacco Settlement Authority Revenue Notes, Series 2005
6.500% due 06/01/2023		1,200	1,205
Liberty, New York Development Corporations Revenue Bonds, Series 2005
9.240% due 10/01/2035		367	480
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2037		1,530	1,605
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.750% due 06/01/2039		5,450	6,097
New Jersey State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
4.375% due 06/01/2019		3,680	3,675
New York City, New York General Obligation Notes, Series 2005
6.490% due 03/01/2030		750	794
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
4.750% due 06/15/2033		5,812	5,965
New York State Environmental Facilities Corporations Revenue Notes, Series 2002
6.790% due 06/15/2023		850	937
South San Antonio, Texas Independent School District General Obligation Notes, (PSF Insured), Series 2004
5.000% due 08/15/2029		3,150	3,254
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035		1,800	1,813
University of Texas Revenue Bonds, Series 2003
5.000% due 08/15/2033		1,200	1,235

Total Municipal Bonds & Notes (Cost $48,720)			50,450

U.S. GOVERNMENT AGENCIES 59.8%
Fannie Mae
2.500% due 06/15/2008		2,480	2,350
4.000% due 10/01/2018		486	456
4.285% due 11/28/2035		789	789
4.500% due 07/01/2019 - 04/01/2035 (c)		2,267	2,126
4.595% due 11/01/2035		384	386
4.685% due 05/25/2035		1,300	1,271
4.701% due 10/01/2032		1,945	1,956
4.712% due 04/01/2035		3,464	3,418
4.752% due 04/01/2035		5,200	5,121
4.810% due 09/22/2006		10,300	10,300
5.000% due 01/01/2018 - 05/11/2036 (c)		395,983	378,911
5.018% due 09/01/2040		125	126
5.168% due 03/25/2044		9,227	9,239
5.495% due 12/01/2036		3,230	3,230
5.500% due 04/01/2014 - 05/11/2036 (c)		1,231,372	1,203,439
5.540% due 09/01/2034		3,347	3,344
5.611% due 09/01/2039		141	144
5.702% due 11/01/2025		3	3
6.000% due 04/01/2016 - 04/12/2036 (c)		30,228	30,369
6.500% due 06/01/2029 - 11/01/2034 (c)		1,222	1,250
7.000% due 04/25/2023 - 06/01/2032 (c)		4,455	4,599
Federal Home Loan Bank
4.200% due 02/05/2007		2,000	1,854
Federal Housing Administration
7.430% due 01/25/2023		55	56
Freddie Mac
2.614% due 07/15/2011		187	185
4.500% due 04/01/2018 - 10/01/2018 (c)		2,747	2,629
4.818% due 02/25/2045		1,614	1,620
5.000% due 04/01/2018 - 09/01/2035 (c)		10,100	9,782
5.199% due 11/15/2030		47	47
5.249% due 09/15/2030		41	41
5.500% due 04/01/2033 - 04/12/2036 (c)		38,113	37,223
5.575% due 07/01/2027		4	4
5.790% due 07/01/2030		3	3
5.951% due 01/01/2028		4	4
6.000% due 07/01/2016 - 11/01/2033 (c)		7,357	7,384
6.500% due 03/01/2013 - 03/01/2034 (c)		1,235	1,262
7.000% due 06/15/2023		2,368	2,437
7.500% due 07/15/2030 - 03/01/2032 (c)		384	400
8.500% due 08/01/2024		21	22
Government National Mortgage Association
3.750% due 02/20/2032		1,569	1,563
4.375% due 04/20/2026 - 05/20/2030 (c)		174	175
4.500% due 07/20/2030		25	25
5.125% due 10/20/2029 - 11/20/2029 (c)		473	477
5.176% due 06/20/2030		3	3
5.276% due 09/20/2030		37	37
5.500% due 04/15/2033 - 09/15/2033 (c)		710	703
6.500% due 03/15/2031 - 04/15/2032 (c)		330	341
Small Business Administration
5.130% due 09/01/2023		85	83
6.030% due 02/10/2012		7,792	7,937
6.290% due 01/01/2021		237	245
6.344% due 08/01/2011		1,065	1,094
7.449% due 08/01/2010		17	18
7.500% due 04/01/2017		1,563	1,631
8.017% due 02/10/2010		103	109

Total U.S. Government Agencies (Cost $1,778,828)			1,742,221

U.S. TREASURY OBLIGATIONS 1.2%
Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007 (f)		501	506
2.375% due 01/15/2025		15,150	15,230
2.000% due 01/15/2026		16,087	15,250
3.625% due 04/15/2028		2,452	3,015

Total U.S. Treasury Obligations (Cost $35,588)			34,001

MORTGAGE-BACKED SECURITIES 4.1%
American Home Mortgage Investment Trust
4.390% due 02/25/2045		5,254	5,115
Banc of America Commercial Mortgage, Inc.
4.875% due 06/10/2039		590	580
4.128% due 07/10/2042		395	381
Banc of America Funding Corp.
4.116% due 05/25/2035		5,915	5,729
Banc of America Mortgage Securities
6.500% due 10/25/2031		1,927	1,943
5.550% due 10/20/2032		288	287
6.500% due 09/25/2033		679	675
Bear Stearns Adjustable Rate Mortgage Trust
4.696% due 11/25/2030		14	14
5.340% due 02/25/2033		562	561
5.621% due 02/25/2033		337	335
5.062% due 04/25/2033		1,648	1,641
4.854% due 01/25/2034		4,032	3,973
4.750% due 10/25/2035		25,353	24,989
Bear Stearns Alt-A Trust
5.448% due 05/25/2035		9,892	9,892
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035		2,057	2,030
Countrywide Alternative Loan Trust
4.673% due 08/25/2034		435	432
Countrywide Home Loan Mortgage Pass-Through Trust
4.800% due 05/25/2034		1,912	1,906
5.250% due 02/20/2036		2,499	2,472
CS First Boston Mortgage Securities Corp.
6.257% due 06/25/2032		262	262
5.672% due 10/25/2032		163	163
First Nationwide Trust
6.750% due 08/21/2031		124	124
Greenwich Capital Commercial Funding Corp.
5.317% due 06/10/2036		915	900
GS Mortgage Securities Corp. II
5.396% due 08/10/2038		905	893
GSR Mortgage Loan Trust
4.541% due 09/25/2035		25,631	25,059
Impac CMB Trust
5.068% due 04/25/2034		2,145	2,147
Indymac ARM Trust
6.648% due 01/25/2032		14	14
Merrill Lynch Mortgage Trust
4.353% due 02/12/2042		515	501
Morgan Stanley Capital I
4.050% due 01/13/2041		530	506
Prime Mortgage Trust
5.218% due 02/25/2019		372	373
5.218% due 02/25/2034		1,534	1,539
Residential Funding Mortgage Security
6.500% due 03/25/2032		1,861	1,862
Structured Asset Mortgage Investments, Inc.
5.106% due 09/19/2032		432	432
Structured Asset Securities Corp.
6.103% due 02/25/2032		37	36
6.150% due 07/25/2032		98	100
Superannuation Members Home Loans Global Fund
5.165% due 06/15/2026		16	17
Torrens Trust
5.009% due 07/15/2031		432	432
Washington Mutual, Inc.
5.126% due 10/25/2032		479	477
5.018% due 08/25/2042		7,143	7,075
5.108% due 10/25/2045		3,294	3,311
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		9,622	9,533

Total Mortgage-Backed Securities (Cost $120,195)			118,711

ASSET-BACKED SECURITIES 0.3%
AAA Trust
4.681% due 11/26/2035		3,181	3,187
Amortizing Residential Collateral Trust
5.088% due 06/25/2032		603	604
Carrington Mortgage Loan Trust
4.898% due 06/25/2035		1,245	1,246
Citifinancial Mortgage Securities, Inc.
3.082% due 08/25/2033		29	29
3.221% due 10/25/2033		64	63
Conseco Finance
5.119% due 12/15/2029		125	125
Credit-Based Asset Servicing & Securitization
4.287% due 09/25/2033		5	5
EMC Mortgage Loan Trust
5.188% due 05/25/2040		930	933
GSAMP Trust
5.008% due 10/25/2033		1,604	1,606
Household Mortgage Loan Trust
5.076% due 05/20/2032		218	218
Morgan Stanley Dean Witter Capital
5.148% due 07/25/2032		14	14
Residential Asset Mortgage Products, Inc.
3.810% due 01/25/2026		75	75
4.450% due 07/25/2028		1,145	1,138
4.230% due 05/25/2029		165	164
4.003% due 01/25/2030		211	210
Structured Asset Securities Corp.
5.108% due 01/25/2033		73	74
4.370% due 10/25/2034		525	520

Total Asset-Backed Securities (Cost $10,213)			10,211

SOVEREIGN ISSUES 1.8%
Brazilian Government International Bond
5.188% due 04/15/2006		432	428
5.250% due 04/15/2009		453	453
5.250% due 04/15/2012		5,888	5,900
10.500% due 07/14/2014		2,340	2,919
8.000% due 01/15/2018		8,900	9,665
8.875% due 04/15/2024		90	104
China Development Bank
5.000% due 10/15/2015		900	856
Financing Corp.
0.000% due 04/05/2019		840	423
0.000% due 09/26/2019		830	407
Mexico Government International Bond
8.375% due 01/14/2011		200	222
Panama Government International Bond
9.625% due 02/08/2011		480	556
8.875% due 09/30/2027		5,200	6,344
6.700% due 01/26/2036		431	432
Peru Government International Bond
9.125% due 02/21/2012		700	795
9.875% due 02/06/2015		2,400	2,844
Province of Quebec Canada
5.500% due 04/11/2006		630	630
Russia Government International Bond
5.000% due 03/31/2030		11,845	13,023
South Africa Government International Bond
9.125% due 05/19/2009		500	553

Total Sovereign Issues (Cost $45,998)			46,554

FOREIGN CURRENCY DENOMINATED ISSUES (i) 0.0%
United Kingdom Gilt
4.750% due 06/07/2010	BP	2,700	4,742
4.750% due 09/07/2015		1,000	1,784

Total Foreign Currency Denominated Issues Cost (3,700)			6,526

	Notional Amount (000s)
PURCHASED CALL OPTIONS (i) 0.0%
2-Year Interest Rate Swap (OTC) Receive 6-Month BP-LIBOR
Floating Rate Index
Strike @ 4.650% Exp. 06/12/2006	BP	12,700	9
2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR
Floating Rate Index
Strike @ 4.500% Exp. 04/04/2006		$32,000	0
Strike @ 4.500% Exp. 04/06/2006		43,500	0
Strike @ 4.750% Exp. 05/02/2006		105,000	0
Strike @ 4.750% Exp. 08/07/2006		123,000	41
Strike @ 4.500% Exp. 08/07/2006		74,000	5
Strike @ 4.750% Exp. 08/08/2006		37,000	13
Strike @ 4.500% Exp. 10/04/2006		78,500	17
Strike @ 4.250% Exp. 10/11/2006		50,000	3
Strike @ 4.250% Exp. 10/12/2006		49,000	3
Strike @ 4.500% Exp. 10/18/2006		94,000	26
Strike @ 4.250% Exp. 10/19/2006		16,000	1
Strike @ 4.250% Exp. 10/24/2006		28,000	2
Strike @ 4.250% Exp. 10/25/2006		66,000	6
Strike @ 4.800% Exp. 12/22/2006		83,000	130
Strike @ 5.000% Exp. 03/08/2007		130,000	453
30-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR
Floating Rate Index
Strike @ 4.500% Exp. 06/02/2006		2,000	0

Total Purchased Call Options (Cost $3,885)			709

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $91.750 Exp. 12/18/2006		764	5
Strike @ $92.000 Exp. 12/18/2006		2,995	19
Strike @ $92.250 Exp. 12/18/2006		1,663	10
Strike @ $92.500 Exp. 12/18/2006		450	3
Strike @ $92.750 Exp. 12/18/2006		790	5
Strike @ $93.000 Exp. 12/18/2006		50	0
90-Day Eurodollar June Futures (CME)
Strike @ $94.000 Exp. 6/19/2006		400	2
Strike @ $94.500 Exp. 6/19/2006		190	1
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 3/19/2007		987	6
Strike @ $92.250 Exp. 3/19/2007		585	4
90-Day Eurodollar September Futures (CME)
Strike @ $92.250 Exp. 9/18/2006		675	4

	Notional Amount (000s)
U.S. dollar versus Japanese Yen (OTC)
Strike @ JY 115.000 Exp. 05/18/2006		$2,700	18
Strike @ JY 115.000 Exp. 05/26/2006		13,400	108
Strike @ JY 116.000 Exp. 05/26/2006		6,300	63

Total Purchased Put Options (Cost $456)			248

		Shares
PREFERRED STOCK 0.5%
DG Funding Trust
6.777% due 12/31/2049		1,239	13,145

Total Preferred Stock (Cost $13,056)			13,145

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS (i) 38.6%
Certificates of Deposit 1.7%
Citibank New York N.A.
4.720% due 05/17/2006		$38,000	38,000
Unicredito Italiano SpA
4.680% due 05/10/2006		12,000	12,000

			50,000

Commercial Paper 22.5%
Bank of Ireland
4.550% due 04/26/2006		80,200	79,967
Barclays U.S. Funding Corp.
4.500% due 04/17/2006		80,200	80,060
4.500% due 04/18/2006		7,800	7,785
Cox Communications, Inc.
4.720% due 07/17/2006		3,500	3,500
Danske Corp.
4.515% due 04/26/2006		80,600	80,367
Federal Home Loan Bank
4.630% due 04/03/2006		56,000	56,000
IXIS Commercial Paper Corp.
4.530% due 05/08/2006		80,400	80,046
Rabobank USA Financial Corp.
4.830% due 04/03/2006		15,000	15,000
TotalFinaElf Capital S.A.
4.760% due 04/05/2006		80,400	80,379
UBS Finance Delaware LLC
4.480% due 04/20/2006		48,800	48,697
4.480% due 05/10/2006		19,300	19,211
4.670% due 05/23/2006		400	397
4.530% due 05/24/2006		20,500	20,368
Westpac Capital Corp.
4.730% due 06/05/2006		15,000	14,867
Westpac Trust Securities NZ Ltd.
4.660% due 06/08/2006		70,000	69,352

			655,996

Tri-Party Repurchase Agreement 0.3%
State Street Bank
4.400% due 04/03/2006		8,450	8,450
(Dated 03/31/2006. Collateralized by Freddie Mac 4.875% due 09/05/2007 valued at $8,620. Repurchase proceeds are $8,453.)
France Treasury Bills 5.6%
2.441% due 04/06/2006-07/20/2006 (c)	EC	133,780	161,613

Germany Treasury Bills 7.4%
2.594% due 05/17/2006-09/13/2006 (c)		179,980	216,288

Netherlands Treasury Bills 0.3%
2.467% due 04/28/2006-05/31/2006 (c)		6,240	7,536

U.S. Treasury Bills 0.8%
4.494% due 06/01/2006-06/15/2006 (c)(e)(f)		$24,925	24,685

Total Short-Term Instruments (Cost $1,122,090)			1,124,568

Total Investments (d) 113.6% (Cost $3,339,325)			$3,305,958
Written Options (h) (0.3%) (Premiums $8,111)			(7,453)
Other Assets and Liabilities (Net) (13.3%)			(386,463)

Net Assets 100.0%			$2,912,042

See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Security is in default.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) As of March 31, 2006, portfolio securities with an aggregate market value of $19,509 were valued with reference to securities whose prices are more readily obtainable.

(e) Securities with an aggregate market value of $3,221 have been pledged as collateral for swap and swaption contracts on March 31, 2006.

(f) Securities with an aggregate market value of $21,725 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	3,420	$(3,437)
90-Day Eurodollar December Futures	Long	12/2007	1,005	(633)
90-Day Eurodollar June Futures	Long	06/2007	2,415	(2,232)
90-Day Eurodollar March Futures	Long	03/2007	3,509	(3,617)
90-Day Eurodollar March Futures	Long	03/2008	97	(3)
90-Day Eurodollar September Futures	Long	09/2007	1,776	(1,386)
Euro-Bobl 5-Year Note June Futures	Short	06/2006	884	604
U.S. Treasury 5-Year Note June Futures	Long	06/2006	380	(227)
U.S. Treasury 10-Year Note June Futures	Long	06/2006	628	(545)
U.S. Treasury 30-Year Bond June Futures	Long	06/2006	282	(1,051)
United Kingdom 90-Day LIBOR Sterling Interest Rate Futures Put Options Strike @ BP 95.500	Short	12/2006	94	(25)

				$(12,552)

(g) Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2007	BP	32,400	$(190)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/16/2011		1,800	12
Barclays Bank PLC	6-month BP-LIBOR	Receive	4.000%	12/15/2035		2,900	(15)
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		17,500	(200)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Receive	4.000%	12/15/2035		2,200	(7)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EC	1,400	3
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		10,200	23
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,900	8
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	387,100	24
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		130,000	(13)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		1,050,000	(27)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		1,625,000	(150)
Bank of America	3-month USD-LIBOR	Pay	5.000%	06/21/2036		$12,000	(625)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2008		64,200	(396)
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	06/21/2036		13,500	(729)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2011		11,000	(148)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016		13,900	(285)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2035		5,900	(46)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2011		23,900	(318)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2016		6,300	(129)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2035		6,500	(53)
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	06/21/2008		9,800	(59)

							$(3,320)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%	06/20/2006	$4,600	$10
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.300%	09/20/2006	1,800	(11)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	200	4
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.320%	09/20/2007	2,100	(33)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	2,600	(9)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	4,200	(61)
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%)	12/20/2010	13,900	(62)
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.000%	06/20/2006	1,700	15
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	400	13
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	1,800	37
J.P. Morgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	1,200	(4)
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	3,100	(11)
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006	1,900	5
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.200%	12/20/2006	9,300	168
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	9,600	24
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	12/20/2006	10,700	158
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	1,500	6
Wachovia Bank N.A.	Dow Jones CDX N.A. HV5 Index	Sell	(0.850%)	12/20/2010	5,000	(36)

						$213

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(h) Written options outstanding on March 31, 2006:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$110.000	05/26/2006	113	$24	$2
Call - CBOT U.S. Treasury 10-Year Note June Futures	109.000	05/26/2006	439	86	27
Call - CBOT U.S. Treasury 10-Year Note June Futures	108.000	05/26/2006	84	19	16
Call - CME 90-Day Eurodollar September Futures	95.500	09/18/2006	112	30	3
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/26/2006	880	181	234
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	195	103	178
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	2,975	2,357	4,128
Put - CME 90-Day Eurodollar December Futures	95.500	12/18/2006	297	331	574
Put - CME 90-Day Eurodollar March Futures	95.250	03/19/2007	116	108	162
Put - CME 90-Day Eurodollar September Futures	95.000	09/18/2006	209	109	162
Put - CME 90-Day Eurodollar September Futures	95.250	09/18/2006	448	347	591
Put - CME 90-Day Eurodollar September Futures	95.500	09/18/2006	112	131	215

			Notional Amount
Put - OTC U.S. dollar versus Japanese Yen	112.000	05/18/2006	2,700	10	5
Put - OTC U.S. dollar versus Japanese Yen	112.000	05/26/2006	4,300	22	11
Put - OTC U.S. dollar versus Japanese Yen	112.000	05/26/2006	9,100	66	24

				$3,924	$6,332

Name of Issuer	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	6-month BP-LIBOR	Receive	4.650%	06/12/2006	BP	3,300	$49	$13
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month BP-LIBOR	Pay	4.500%	12/20/2006		53,900	262	369
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	4.310%	10/19/2006		$7,000	49	2
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		14,100	165	10
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		36,000	474	142
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007		37,000	358	293
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006		18,600	141	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	05/02/2006		45,000	286	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006		53,000	435	50
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.300%	10/11/2006		22,000	164	5
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006		40,000	395	35
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006		28,000	198	8
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.300%	10/12/2006		21,000	152	5
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.000%	06/02/2006		5,000	60	0
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006		14,000	104	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.530%	08/07/2006		32,000	205	7
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.780%	08/08/2006		16,000	151	15
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		20,000	239	14
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		19,000	212	150
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.310%	10/24/2006		12,000	88	3

								$4,187	$1,121

(i) Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	2,438	05/2006	$0	$(40)	$(40)
Buy	BR	3,804	07/2006	61	0	61
Sell		2,195	07/2006	0	(25)	(25)
Buy	C$	484	05/2006	0	0	0
Buy	CP	854,883	07/2006	1	(3)	(2)
Sell		760,700	07/2006	0	(15)	(15)
Buy		615,000	08/2006	12	0	12
Buy	CY	23,779	03/2007	0	(6)	(6)
Sell	EC	307,942	04/2006	3,300	(746)	2,554
Buy	JY	4,968,288	05/2006	87	(19)	68
Buy	KW	966,900	07/2006	10	0	10
Sell		52,200	07/2006	0	0	0
Buy		1,503,584	08/2006	0	(6)	(6)
Sell		230,950	08/2006	0	(1)	(1)
Buy		2,194,499	09/2006	6	0	6
Sell		2,194,499	09/2006	0	(12)	(12)
Buy	MP	23,220	08/2006	0	(74)	(74)
Sell		15,940	08/2006	0	(13)	(13)
Buy		5,620	09/2006	0	(12)	(12)
Buy	PN	1,543	05/2006	0	(12)	(12)
Buy		4,346	08/2006	0	(36)	(36)
Sell		4,346	08/2006	8	0	8
Buy		1,762	09/2006	0	(7)	(7)
Buy	PZ	4,630	05/2006	0	(21)	(21)
Sell		3,130	05/2006	0	(13)	(13)
Buy		1,414	09/2006	0	(3)	(3)
Buy	RP	51,600	08/2006	0	0	0
Sell		50,590	08/2006	0	(10)	(10)
Buy		34,136	09/2006	4	0	4
Buy	RR	12,595	07/2006	5	0	5
Buy		60,141	08/2006	34	0	34
Sell		53,107	08/2006	0	(8)	(8)
Buy		15,289	09/2006	0	(1)	(1)
Buy	S$	746	07/2006	1	0	1
Sell		490	07/2006	0	(1)	(1)
Buy		4,003	08/2006	19	0	19
Sell		4,003	08/2006	0	(9)	(9)
Buy		860	09/2006	2	0	2
Buy	SR	1,158	05/2006	0	(1)	(1)
Sell		1,010	05/2006	0	(3)	(3)
Buy		964	08/2006	0	(1)	(1)
Buy	SV	83,996	09/2006	7	(1)	6
Sell		44,840	09/2006	0	(22)	(22)
Buy	T$	37,104	08/2006	0	(8)	(8)
Sell		37,104	08/2006	0	(6)	(6)
Buy		16,682	09/2006	0	(2)	(2)
Sell		16,682	09/2006	0	(3)	(3)

				$3,557	$(1,140)	$2,417

Schedule of Investments

Total Return Portfolio II

March 31, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 3.1%
Banking & Finance 2.6%
American General Finance Corp.
4.980% due 03/23/2007	$100	$100
Citigroup Global Markets Holdings, Inc.
4.890% due 03/07/2008	100	100
Goldman Sachs Group, Inc.
4.670% due 08/01/2006	100	100
4.760% due 07/29/2008	200	200
Morgan Stanley
4.725% due 01/18/2008	100	100
UBS Preferred Funding Trust I
8.622% due 10/29/2049	100	112

		712

Industrials 0.4%
DaimlerChrysler N.A. Holding Corp.
5.380% due 05/24/2006	50	50
El Paso Corp.
6.750% due 05/15/2009	50	50

		100

Utilities 0.1%
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	30	30

Total Corporate Bonds & Notes (Cost $828)		842

MUNICIPAL BONDS & NOTES 1.6%
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.750% due 06/01/2039	100	112
4.375% due 06/01/2019	55	55
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2005
6.610% due 06/15/2031	100	107
New York State Environmental Facilities Corporations Revenue Notes, Series 2002
6.780% due 06/15/2023	25	28
Texas State Eagle Mountain & Saginaw Independent School District General Obligation, (PSF Insured), Series 2005
4.750% due 08/15/2033	120	120
University of Texas Revenue Bonds, Series 2003
5.000% due 08/15/2033	20	21

Total Municipal Bonds & Notes (Cost $426)		443

U.S. GOVERNMENT AGENCIES 82.4%
Fannie Mae
3.500% due 03/25/2009	11	11
4.285% due 04/26/2035	12	12
4.376% due 09/22/2006	100	100
4.938% due 03/25/2034	39	39
5.000% due 06/01/2018 - 04/25/2033 (b)	7,547	7,366
5.495% due 12/01/2036	36	36
5.500% due 10/01/2017 - 05/11/2036 (b)	9,114	8,904
5.540% due 09/01/2034	35	35
6.000% due 07/01/2016 - 04/12/2036 (b)	1,090	1,091
Freddie Mac
4.500% due 10/15/2022	267	264
5.000% due 10/01/2018	67	65
5.178% due 10/25/2029	72	72
5.500% due 08/15/2030 - 04/12/2036 (b)	4,003	3,909
5.575% due 07/01/2027	3	4
5.951% due 01/01/2028	4	4
6.000% due 09/01/2016	11	11
Government National Mortgage Association
4.375% due 02/20/2027 - 05/20/2030 (b)	25	25
5.276% due 09/20/2030	4	4
Small Business Administration
4.750% due 07/01/2025	295	280

Total U.S. Government Agencies (Cost $22,724)		22,232

U.S. TREASURY OBLIGATIONS 1.5%
Treasury Inflation Protected Securities (a)
3.375% due 01/15/2007 (d)	125	126
2.000% due 01/15/2026	120	114
3.625% due 04/15/2028	123	151

Total U.S. Treasury Obligations (Cost $399)		391

MORTGAGE-BACKED SECURITIES 3.1%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	70	68
Banc of America Funding Corp.
4.116% due 05/25/2035	88	85
Banc of America Mortgage Securities
6.500% due 10/25/2031	26	26
6.500% due 02/25/2033	5	5
Bear Stearns Adjustable Rate Mortgage Trust
5.062% due 03/25/2033	18	18
4.679% due 12/25/2033	39	39
Bear Stearns Alt-A Trust
5.416% due 05/25/2035	77	77
Countrywide Home Loan Mortgage Pass-Through Trust
5.108% due 04/25/2035	73	73
CS First Boston Mortgage Securities Corp.
5.987% due 06/25/2032	6	6
6.176% due 06/25/2032	2	2
3.400% due 08/25/2033	5	5
GSR Mortgage Loan Trust
6.000% due 03/25/2032	4	4
Impac CMB Trust
5.218% due 07/25/2033	38	38
5.068% due 01/25/2034	29	29
Mastr Adjustable Rate Mortgages Trust
3.787% due 12/21/2034	41	41
MASTR Asset Securitization Trust
5.500% due 09/25/2033	43	41
MLCC Mortgage Investors, Inc.
5.693% due 01/25/2029	40	40
Prime Mortgage Trust
5.218% due 02/25/2034	31	31
Structured Asset Mortgage Investments, Inc.
5.106% due 09/19/2032	3	3
Structured Asset Securities Corp.
6.150% due 07/25/2032	1	1
Washington Mutual, Inc.
4.597% due 02/27/2034	23	22
5.018% due 08/25/2042	73	72
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	99	98

Total Mortgage-Backed Securities (Cost $832)		824

ASSET-BACKED SECURITIES 0.2%
AAA Trust
4.918% due 04/25/2035	21	21
Amortizing Residential Collateral Trust
5.088% due 06/25/2032	5	4
Carrington Mortgage Loan Trust
4.898% due 06/25/2035	14	14
CIT Group Home Equity Loan Trust
5.088% due 06/25/2033	3	3
CS First Boston Mortgage Securities Corp.
5.128% due 01/25/2032	7	7
Equity One ABS, Inc.
5.098% due 11/25/2032	9	9
Household Mortgage Loan Trust
5.076% due 05/20/2032	1	1
Residential Asset Mortgage Products, Inc.
4.958% due 04/25/2026	2	2

Total Asset-Backed Securities (Cost $61)		61

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.0%
2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 04/04/2006	2,000	0
Strike @ 4.750% Exp. 05/02/2006	2,000	0
Strike @ 4.750% Exp. 08/07/2006	2,000	1
Strike @ 4.250% Exp. 10/12/2006	2,000	0
Strike @ 4.500% Exp. 10/18/2006	2,000	0

Total Purchased Call Options (Cost $34)		1

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $92.000 Exp. 12/18/2006	24	0
Strike @ $92.500 Exp. 12/18/2006	16	0
90-Day Eurodollar June Futures (CME)
Strike @ $93.250 Exp. 06/19/2006	6	0
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007	19	0

Total Purchased Put Options (Cost $1)		0

	Shares
PREFERRED STOCK 0.4%
DG Funding Trust
6.777% due 12/31/2049	11	117

Total Preferred Stock (Cost $116)		117

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 29.8%
Commercial Paper 26.6%
Fannie Mae
4.316% due 04/03/2006	$700	700
4.735% due 06/21/2006	700	692
4.678% due 06/28/2006	700	691
Federal Home Loan Bank
4.640% due 04/17/2006	1,300	1,298
4.434% due 04/26/2006	2,700	2,692
Freddie Mac
4.650% due 04/03/2006	500	500
4.223% due 04/25/2006	600	598

		7,171

Repurchase Agreement 2.5%
State Street Bank
4.400% due 04/03/2006	689	689
(Dated 03/31/2006. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at $706. Repurchase proceeds are $689.)
U.S. Treasury Bills 0.7%

4.497% due 06/01/2006-06/15/2006 (b)(d)	180	179

Total Short-Term Instruments (Cost $8,040)		8,039

Total Investments (c) 122.1% (Cost $33,461)		$32,950
Written Options (f) (0.2%) (Premiums $67)		(49)
Other Assets and Liabilities (Net) (21.9%)		(5,914)

Net Assets 100.0%		$26,987

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Principal amount of security is adjusted for inflation.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) As of March 31, 2006, portfolio securities with an aggregate market value of $103 were valued with reference to securities whose prices are more readily obtainable.

(d) Securities with an aggregate market value of $305 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	32	$(33)
90-Day Eurodollar December Futures	Long	12/2007	8	(7)
90-Day Eurodollar June Futures	Long	06/2007	21	(24)
90-Day Eurodollar March Futures	Long	03/2007	36	(40)
90-Day Eurodollar September Futures	Long	09/2007	13	(14)

				$(118)

(e) Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2008	$800	$(5)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Ford Motor Corp. 7.450% due 07/16/2031	Sell	4.150%	06/20/2007	$200	$(2)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.350%	09/20/2006	100	(1)
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%)	12/20/2010	200	(1)
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.500%	06/20/2006	200	1
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.200%	12/20/2006	100	2
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	12/20/2006	100	1

						$0

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(f) Written options outstanding on March 31, 2006:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$110.000	05/26/2006	1	$0	$0
Call - CBOT U.S. Treasury 10-Year Note June Futures	109.000	05/26/2006	5	1	1
Call - CBOT U.S. Treasury 10-Year Note June Futures	108.000	05/26/2006	1	0	0
Call - CME 90-Day Eurodollar September Futures	95.500	09/18/2006	1	0	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/26/2006	9	2	2
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	3	2	3
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	21	16	29
Put - CME 90-Day Eurodollar December Futures	95.500	12/18/2006	3	3	6
Put - CME 90-Day Eurodollar September Futures	95.250	09/18/2006	3	2	4
Put - CME 90-Day Eurodollar September Futures	95.500	09/18/2006	1	1	2

				$27	$47

Name of Issuer	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	05/02/2006	$1,000	$6	$0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006	1,000	9	1
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006	1,000	11	1
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.300%	10/12/2006	1,000	7	0
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	1,000	7	0

							$40	$2

Supplementary Notes to Schedule of Investments

March 31, 2006 (Unaudited)

1. Federal Income Tax Matters

At March 31, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Portfolio Name	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation )	Net Unrealized Appreciation/ (Depreciation )

All Asset Portfolio	$3,552	$(8,875)	$(5,323)
CommodityRealReturn Strategy Portfolio	28	(1,468)	(1,440)
Emerging Markets Bond Portfolio	5,257	(959)	4,298
Foreign Bond Portfolio (U.S. Dollar-Hedged)	1,192	(1,119)	73
Global Bond Portfolio (Unhedged)	596	(2,067)	(1,471)
High Yield Portfolio	10,792	(4,645)	6,147
Long-Term U.S. Government Portfolio	298	(1,899)	(1,601)
Low Duration Portfolio	639	(3,746)	(3,107)
Money Market Portfolio	0	0	0
RealEstateRealReturn Strategy Portfolio	0	(52)	(52)
Real Return Portfolio	1,166	(13,044)	(11,878)
Short-Term Portfolio	56	(69)	(13)
StocksPLUS® Growth and Income Portfolio	621	(1,846)	(1,225)
StocksPLUS® Total Return Portfolio	1	(26)	(25)
Total Return Portfolio	12,826	(46,193)	(33,367)
Total Return Portfolio II	36	(547)	(511)

2. Non-U.S. Currency Symbols utilized throughout reports are defined as follows:

A$	-	Australian Dollar
BP	-	British Pound
BR	-	Brazilian Real
C$	-	Canadian Dollar
CP	-	Chilean Peso
CY	-	Chinese Yuan Renminbi
DK	-	Danish Krone
EC	-	Euro
H$	-	Hong Kong Dollar
IR	-	Indonesian Rupiah
JY	-	Japanese Yen
KW	-	South Korean Won
MP	-	Mexican Peso
PN	-	Peruvian New Sol
PZ	-	Polish Zloty
RP	-	Indian Rupee
RR	-	Russian Ruble
S$	-	Singapore Dollar
SR	-	South African Rand
SV	-	Slovakian Koruna
T$	-	Taiwan Dollar

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) as of a date within 90 days of the filing of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Variable Insurance Trust

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	May 26, 2006

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	May 26, 2006